UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05514
Wilmington Funds
(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation
Rodney Square North
1100 North Market Street, Wilmington, DE 19890
(Address of principal executive offices) (Zip code)
Registrant's telephone number, including area code:
302-651-8409
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Reports to Shareholders.
(a) The registrant's

semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Wilmington U.S. Government
Money Market Fund
Administrative Class
|
WAGXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$ 31	0.60% *
*	Annualized
Key
Fund
Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WAGXX-1024

Wilmington U.S. Government
Money Market Fund
Institutional Class
|
WGOXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$ 13	0.25% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WGOXX-1024

Wilmington U.S. Government
Money Market Fund
Select Class
|
WGEXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$ 16	0.32% *
*	Annualized
Key
Fund
Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WGEXX-1024

Wilmington U.S. Government
Money Market Fund
Service Class
|
WGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$ 34	0.66% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57
What Did the Fund
Invest I
n?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WGSXX-1024
Wilmington U.S. Government
Money Market Fund
Preferred Institutional Class
|
WGQXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$ 8	0.16% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 9,836,073,850
Total number of portfolio holdings	57
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	44.3%
U.S. Treasury Obligations	41.2%
U.S. Government Agency Obligations	13.8%
Money Market Fund	0.7%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WGQXX-1024

Wilmington U.S. Treasury
Money Market Fund
Administrative Class
|
WTAXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$ 31	0.60% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTAXX-1024

Wilmington U.S. Treasury
Money Market Fund
Institutional Class
|
WTIXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$ 13	0.25% *
*	Annualized
Key Fund
Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTIXX-1024

Wilmington U.S. Treasury
Money Market Fund
Select Class
|
WTEXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$ 16	0.32% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTEXX-1024

Wilmington U.S. Treasury
Money Market Fund
Service Class
|
WTSXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$ 34	0.66% *
*	Annualized
Key Fund
Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTSXX-1024

Wilmington U.S. Treasury
Money Market Fund
Preferred Institutional Class
|
WTQXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$ 8	0.16% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 2,041,585,555
Total number of portfolio holdings	24
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	53.2%
U.S. Treasury Obligations	44.6%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTQXX-1024
Wilmington Broad Market Bond Fund
Class A
|
WABMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$ 40	0.78% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 619,559,502
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	9%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	36.3%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	24.6%
Cash Collateral Invested for Securities on Loan	2.1%
Money Market Fund	1.7%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	25.9%
U.S. Treasury Obligations	34.1%
AA / Aa	0.6%
A / A	8.2%
BBB / Baa	25.6%
BB / Ba	1.0%
B / B	0.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings
and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WABMX-1024

Wilmington Broad Market Bond Fund
Class I
|
WIBMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$ 22	0.43% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 619,559,502
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	9%
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	36.3%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	24.6%
Cash Collateral Invested for Securities on Loan	2.1%
Money Market Fund	1.7%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	25.9%
U.S. Treasury Obligations	34.1%
AA / Aa	0.6%
A / A	8.2%
BBB / Baa	25.6%
BB / Ba	1.0%
B / B	0.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings
and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WIBMX-1024

Wilmington Municipal Bond Fund
Class A
|
WTABX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$ 37	0.72% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 318,261,984
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	9%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
General Obligations	12.8%
Medical	11.9%
Airport	10.8%
Higher Education	7.8%
Transportation	6.4%
Power	4.8%
School District	4.1%
Development	3.5%
Education	3.0%
Student Loan	2.8%
Water	2.5%
Tobacco Settlement	2.2%
Utilities	1.1%
Multifamily Housing	0.3%
Housing	0.2%
Exchange-Traded Funds	5.4%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	10.5%
AA / Aa	26.9%
A / A	41.6%
BBB / Baa	10.5%
Not Rated	10.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTABX-1024

Wilmington Municipal Bond Fund
Class I
|
WTAIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$ 24	0.47% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 318,261,984
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	9%
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
General Obligations	12.8%
Medical	11.9%
Airport	10.8%
Higher Education	7.8%
Transportation	6.4%
Power	4.8%
School District	4.1%
Development	3.5%
Education	3.0%
Student Loan	2.8%
Water	2.5%
Tobacco Settlement	2.2%
Utilities	1.1%
Multifamily Housing	0.3%
Housing	0.2%
Exchange-Traded Funds	5.4%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	10.5%
AA / Aa	26.9%
A / A	41.6%
BBB / Baa	10.5%
Not Rated	10.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information
, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WTAIX-1024

Wilmington New York
Municipal Bond Fund
Class A
|
WNYAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$ 41	0.81% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 38,202,168
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	18%
What Did
the
Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	23.8%
Higher Education	16.9%
General Obligations	13.3%
Education	8.8%
Transportation	6.9%
Medical	6.0%
Airport	5.7%
Development	4.8%
Water	4.4%
School District	4.2%
Power	2.8%
Utilities	2.2%
Money Market Fund	0.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.1%
AA / Aa	48.7%
A / A	26.9%
BBB / Baa	15.6%
Not Rated	2.7%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WNYAX-1024

Wilmington New York
Municipal Bond Fund
Class I
|
WNYIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$ 28	0.56% *
*	Annualized
Key Fund
Statistics
Fund net assets	$ 38,202,168
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	18%
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	23.8%
Higher Education	16.9%
General Obligations	13.3%
Education	8.8%
Transportation	6.9%
Medical	6.0%
Airport	5.7%
Development	4.8%
Water	4.4%
School District	4.2%
Power	2.8%
Utilities	2.2%
Money Market Fund	0.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.1%
AA / Aa	48.7%
A / A	26.9%
BBB / Baa	15.6%
Not Rated	2.7%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WNYIX-1024

Wilmington Enhanced Dividend
Income Strategy Fund
Class I
|
WDIIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$ 27	0.50% *
*	Annualized
Key Fund
Statistics
Fund net assets	$ 80,591,973
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	6%
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Money Market Fund	0.7%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.4%
Information Technology	13.8%
Health Care	12.2%
Industrials	11.6%
Consumer Staples	8.7%
Energy	7.4%
Real Estate	6.5%
Consumer Discretionary	5.1%
Utilities	5.0%
Communication Services	4.0%
Materials	3.6%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WDIIX-1024

Wilmington Enhanced Dividend
Income Strategy Fund
Class A
|
WDIAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$ 40	0.75% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 80,591,973
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	6%
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Money Market Fund	0.7%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.4%
Information Technology	13.8%
Health Care	12.2%
Industrials	11.6%
Consumer Staples	8.7%
Energy	7.4%
Real Estate	6.5%
Consumer Discretionary	5.1%
Utilities	5.0%
Communication Services	4.0%
Materials	3.6%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WDIAX-1024

Wilmington Large-Cap Strategy Fund
Class I
|
WMLIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$ 13	0.25% *
*	Annualized
Key Fund
Statistics
Fund net assets	$ 594,296,839
Total number of portfolio holdings	1,003
Portfolio turnover rate as of the end of the reporting period	3%
What Did the Fund Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.6%
Cash Collateral Invested for Securities on Loan	0.3%
Investment Companies	0.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	29.7%
Financials	13.8%
Health Care	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.9%
Consumer Staples	5.6%
Energy	3.4%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%
Where can I find more information?
For more information about Wilmington Large-Cap Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WMLIX-1024

Wilmington International Fund
Class A
|
WINAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$ 56	1.08% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 548,969,830
Total number of portfolio holdings	369
Portfolio turnover rate as of the end of the reporting period	16%
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.8%
Exchange-Traded Funds	3.8%
Cash Collateral Invested for Securities on Loan	2.2%
Money Market Fund	2.0%
Preferred Stock	0.2%
Long Equity Index Futures (Notional Value)	1.9%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.2%
Industrials	16.5%
Information Technology	10.9%
Consumer Discretionary	10.1%
Health Care	8.5%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	5.1%
Energy	3.9%
Utilities	2.1%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.7%
United Kingdom	10.2%
United States	9.3%
France	7.5%
China	6.8%
Canada	6.0%
Taiwan	5.4%
Germany	4.1%
Switzerland	3.3%
Australia	3.0%
South Korea	2.8%
Netherlands	2.5%
Spain	1.9%
South Africa	1.7%
Hong Kong	1.7%
India	1.5%
Austria	1.3%
Brazil	1.3%
Sweden	1.2%
Norway	1.0%
Other Countries	9.6%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WINAX-1024

Wilmington International Fund
Class I
|
WINIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$ 43	0.83% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 548,969,830
Total number of portfolio holdings	369
Portfolio turnover rate as of the end of the reporting period	16%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.8%
Exchange-Traded Funds	3.8%
Cash Collateral Invested for Securities on Loan	2.2%
Money Market Fund	2.0%
Preferred Stock	0.2%
Long Equity Index Futures (Notional Value)	1.9%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.2%
Industrials	16.5%
Information Technology	10.9%
Consumer Discretionary	10.1%
Health Care	8.5%
Consumer Staples	7.4%
Materials	5.6%
Communication Services	5.1%
Energy	3.9%
Utilities	2.1%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.7%
United Kingdom	10.2%
United States	9.3%
France	7.5%
China	6.8%
Canada	6.0%
Taiwan	5.4%
Germany	4.1%
Switzerland	3.3%
Australia	3.0%
South Korea	2.8%
Netherlands	2.5%
Spain	1.9%
South Africa	1.7%
Hong Kong	1.7%
India	1.5%
Austria	1.3%
Brazil	1.3%
Sweden	1.2%
Norway	1.0%
Other Countries	9.6%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WINIX-1024

Wilmington Global Alpha Equities Fund
Class A
|
WRAAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$ 77	1.49% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 187,184,320
Total number of portfolio holdings	715
Portfolio turnover rate as of the end of the reporting period	22%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.5%
Money Market Fund	5.2%
Preferred Stocks	0.3%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(46.7) %
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.6%
Information Technology	15.4%
Industrials	13.9%
Health Care	10.9%
Consumer Discretionary	9.5%
Consumer Staples	7.2%
Communication Services	6.5%
Materials	3.9%
Energy	3.0%
Utilities	2.8%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	50.0%
Japan	11.2%
United Kingdom	6.0%
France	3.8%
China	3.6%
Canada	3.4%
Germany	2.8%
Switzerland	2.2%
Netherlands	1.6%
Hong Kong	1.4%
Italy	1.2%
Ireland	1.0%
Other Countries	6.6%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WRAAX-1024

Wilmington Global Alpha Equities Fund
Class I
|
WRAIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$ 64	1.24% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 187,184,320
Total number of portfolio holdings	715
Portfolio turnover rate as of the end of the reporting period	22%
What Did the Fund
Invest
In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.5%
Money Market Fund	5.2%
Preferred Stocks	0.3%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(46.7) %
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.6%
Information Technology	15.4%
Industrials	13.9%
Health Care	10.9%
Consumer Discretionary	9.5%
Consumer Staples	7.2%
Communication Services	6.5%
Materials	3.9%
Energy	3.0%
Utilities	2.8%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	50.0%
Japan	11.2%
United Kingdom	6.0%
France	3.8%
China	3.6%
Canada	3.4%
Germany	2.8%
Switzerland	2.2%
Netherlands	1.6%
Hong Kong	1.4%
Italy	1.2%
Ireland	1.0%
Other Countries	6.6%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WRAIX-1024

Wilmington Real Asset Fund
Class A
|
WMMRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$ 43	0.82% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 381,797,639
Total number of portfolio holdings	428
Portfolio turnover rate as of the end of the reporting period	2%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	33.9%
Real Estate Related Exchange-Traded Funds	8.7%
Real Estate Related Common Stocks	6.8%
Real Estate Related Investment Company	3.0%
Commodity Related Investment Companies	44.8%
Commodity Related Exchange-Traded Funds	1.7%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	0.8%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WMMRX-1024

Wilmington Real Asset Fund
Class I
|
WMRIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
wilmingtonfunds.com/fundreports
. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$ 30	0.57% *
*	Annualized
Key Fund Statistics
Fund net assets	$ 381,797,639
Total number of portfolio holdings	428
Portfolio turnover rate as of the end of the reporting period	2%
What Did the
Fund
Invest In?
(as of October 31, 2024)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	33.9%
Real Estate Related Exchange-Traded Funds	8.7%
Real Estate Related Common Stocks	6.8%
Real Estate Related Investment Company	3.0%
Commodity Related Investment Companies	44.8%
Commodity Related Exchange-Traded Funds	1.7%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	0.8%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit
wilmingtonfunds.com/fundreports
.

WT-SAR-WMRIX-1024

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements and other information are attached herewith.

WILMINGTON FUNDS October 31, 2024 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Equity Funds Wilmington Enhanced Dividend Income Strategy Fund Wilmington Large-Cap Strategy Fund

Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2024, through October 31, 2024.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

Overall, the semi-annual fiscal period between May and October was strong from both a markets and economic perspective. In the U.S., Gross Domestic Product (“GDP”) logged a +2.8% quarter-over-quarter increase (July-September), anchored by strong domestic consumption and an expansion of government spending. U.S. consumers continued to support the economy as shown by retail sales figures that surprised to the upside in five out of six months. The aggregate pace of retail sales on a year-over-year basis, however, continued to normalize, supporting our baseline economic view of a “soft landing”. Waning inflation pressure was another major development during the period with the Federal Reserve’s (the “Fed”) preferred gauge of inflation, the Personal Consumption Expenditures Price Index (“PCE”), increasing just 2.1% year-over-year in September, essentially right at the Fed’s target. Core inflation continued to run slightly higher than target, driven almost entirely by the shelter component, which typically lags price changes in real-time indices like Zillow. The labor market, arguably the biggest focus for both the Fed and investors during the period, showed signs of slowing as the trend of net new jobs added to the U.S. economy’s continued decline. Labor demand was also an area of concern as job openings remained on a steep downward trajectory which, if continued unabated, would slow real income and weigh on consumer demand. Taken together, a soft landing for the U.S. economy remains our base case, but the probability of a recession in 2025 has, in our opinion, moved up slightly to approximately 35%.

The interest rate environment remained dynamic as the Fed began loosening monetary policy during the period. The Fed cut their target rate by 50 basis points1 in September as Fed Chair Powell messaged the large rate move as a “recalibration” of policy, while insisting the Federal Open Market Committee (“FOMC”) was not concerned about the economy. The FOMC’s new interest rate projections showed expectations of an additional 50 basis points of cuts in 2024 followed by a slower pace next year, with another 100 basis points of cuts in 2025.

Aside from the economic backdrop, the U.S. presidential election was a major focal point for investors as they attempted to read through the broad policy proposals of both candidates. The election cycle itself was unprecedented in many regards. The incumbent, President Joe Biden stepped out of the race in late-July following pressure from Democratic leaders and donors. Vice President Kamala Harris took his place, proposing to roll back the Trump-era tax cuts while expanding the child tax credit and targeting corporate price gouging. Former-President Trump campaigned on the key pillars of broad-based tariffs on China and other trading partners, mass deportations of illegal immigrants, and full extension of the expiring provisions in the 2017 Tax Cuts and Jobs Act. The broad range of potential outcomes led to increased volatility as the market attempted to price in the election’s impact on economic growth, the fiscal deficit, and the path of interest rates.

Abroad, the economic picture remained murky as GDP growth in Europe expanded by a meager 0.4% from July to September. Price pressure has essentially disappeared from the economy with September inflation data revised down to 1.7% year-over-year, much lower than the European Central Bank (“ECB”) expected and signaling potential stagnation. Additionally, incoming data on economic activity across Europe’s largest economies continues to surprise to the downside suggesting that countries such as Germany and France are flirting with recession. Due to the impending economic challenges, the ECB cut rates, starting in June, by 110 basis points during the period. Overall, the outlook for weak growth, low inflation, and the failure of the long-awaited consumer-led recovery dims the investment prospects across the European continent. We remain underweight to developed international economies across our portfolios.

In Japan, there were several major headlines during the period but none more impactful than the rapid unwinding of the yen carry trade in early-August. The violent unwinding, sparked by the surprise rate hike from the Bank of Japan, reverberated across global equity markets leading to substantial and rapid losses. In China, the People’s Bank of China announced a comprehensive stimulus package in September to support the general economy, property markets, and equity markets. Chinese consumer confidence remains at the lowest level on record due to the bleak outlook in the job market and wealth shrinkage from falling property prices.

PRESIDENT’S MESSAGE / October 31, 2024

ii

Bond markets

Fixed income markets improved significantly during the period as yields pushed lower across the curve. The 10-year Treasury yield declined 37 basis points to 4.3% while the 2-year Treasury yield dropped 87 basis points ending the period at 4.17%. Overall, the Bloomberg U.S. Aggregate Bond Index advanced 5.3% as markets continued to price a looser monetary policy backdrop. As for yield curve slopes, the 10y-minus-2y disinverted for the first time in two years, ending at +14 bps. The 10y-minus-3m slope remained in inverted territory but re-steepened substantially. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 135.2 compared to its five-year average of 83.9.

For the six-month period May 1, 2024 to October 31, 2024, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

4.78%	5.31%	5.74%	2.46%	6.86%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

U.S. equity market performance was robust with large-cap and small-cap stocks both delivering strong returns. Overall, the S&P 500 gained 14.08% as breadth in the market improved substantially. Utilities and real estate were the best performing sectors in the index followed by technology and financials. Energy was the only S&P 500 sector to decline during the semi-annual period. Elsewhere, U.S. small-cap stocks (as measured by the Russell 2000 Index) advanced 12.05%, benefitting from a lower interest rate environment and a beneficial valuation backdrop. Returns in international indices lagged the U.S. market as the MSCI EAFE (Net) Index was up 3.66% and the MSCI Emerging Markets (Net) Index returned 8.59%.

For the six-month period May 1, 2024 to October 31, 2024, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]

14.08%	12.05%	3.66%	8.59%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2024

October 31, 2024 / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2024

1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.9%

COMMUNICATION SERVICES – 4.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%

Verizon Communications, Inc.	40,350	$1,699,946

MEDIA – 1.9%

Omnicom Group, Inc.	15,200	1,535,200

TOTAL COMMUNICATION SERVICES		$3,235,146

CONSUMER DISCRETIONARY – 5.1%

HOTELS, RESTAURANTS & LEISURE – 3.3%

McDonald’s Corp.	3,320	969,805

Restaurant Brands International, Inc.	1	70

Starbucks Corp.	17,000	1,660,900

		$2,630,775

SPECIALTY RETAIL – 1.8%

Home Depot, Inc. (The)	3,790	1,492,312

TOTAL CONSUMER DISCRETIONARY		$4,123,087

CONSUMER STAPLES – 8.6%

BEVERAGES – 1.5%

PepsiCo., Inc.	7,475	1,241,448

FOOD PRODUCTS – 1.3%

Conagra Brands, Inc.	37,350	1,080,909

HOUSEHOLD PRODUCTS – 1.4%

Procter & Gamble Co. (The)	6,925	1,143,871

PERSONAL CARE PRODUCTS – 2.1%

Unilever PLC, ADR	27,500	1,675,025

TOBACCO – 2.3%

Philip Morris International, Inc.	13,800	1,831,260

TOTAL CONSUMER STAPLES		$6,972,513

ENERGY – 7.3%

OIL, GAS & CONSUMABLE FUELS – 7.3%

Chevron Corp.	13,575	2,020,231

ConocoPhillips	7,650	837,981

Exxon Mobil Corp.	13,875	1,620,323

Valero Energy Corp.	10,925	1,417,628

TOTAL ENERGY		$5,896,163

FINANCIALS – 21.4%

BANKS – 11.7%

Bank of America Corp.	79,200	3,312,144

JPMorgan Chase & Co.	17,175	3,811,476

Regions Financial Corp.	49,700	1,186,339

Toronto-Dominion Bank (The)	1	55

U.S. Bancorp	23,750	1,147,363

		$9,457,377

Description	Number of Shares	Value

CAPITAL MARKETS – 5.2%

Blackrock, Inc.	1,925	$1,888,483

Morgan Stanley	19,600	2,278,500

		$4,166,983

INSURANCE – 4.5%

MetLife, Inc.	23,650	1,854,633

Old Republic International Corp.	49,500	1,729,035

		$3,583,668

TOTAL FINANCIALS		$17,208,028

HEALTH CARE – 12.1%

BIOTECHNOLOGY – 4.4%

AbbVie, Inc.	10,625	2,166,119

Amgen, Inc.	4,425	1,416,708

		$3,582,827

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%

Medtronic PLC	17,000	1,517,250

PHARMACEUTICALS – 5.8%

Johnson & Johnson	11,550	1,846,383

Merck & Co., Inc.	11,675	1,194,586

Pfizer, Inc.	58,300	1,649,890

		$4,690,859

TOTAL HEALTH CARE		$9,790,936

INDUSTRIALS – 11.5%

AEROSPACE & DEFENSE – 3.3%

Lockheed Martin Corp.	4,900	2,675,645

AIR FREIGHT & LOGISTICS – 2.1%

United Parcel Service, Inc., Class B	12,950	1,736,077

BUILDING PRODUCTS – 2.7%

Johnson Controls International PLC	28,600	2,160,730

ELECTRICAL EQUIPMENT – 1.4%

nVent Electric PLC	14,700	1,096,179

MACHINERY – 2.0%

Caterpillar, Inc.	4,350	1,636,470

TOTAL INDUSTRIALS		$9,305,101

INFORMATION TECHNOLOGY – 13.8%

COMMUNICATIONS EQUIPMENT – 2.4%

Cisco Systems, Inc.	35,750	1,958,027

IT SERVICES – 2.2%

International Business Machines Corp.	8,600	1,777,792

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.2%

Broadcom, Inc.	19,200	3,259,584

QUALCOMM, Inc.	15,100	2,457,827

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	2

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

Texas Instruments, Inc.	8,075	$1,640,517

		$7,357,928

TOTAL INFORMATION TECHNOLOGY		$11,093,747

MATERIALS – 3.6%

CHEMICALS – 3.6%

Air Products & Chemicals, Inc.	4,975	1,544,887

Dow, Inc.	27,200	1,343,136

TOTAL MATERIALS		$2,888,023

REAL ESTATE – 6.5%

HEALTH CARE REITS – 1.6%

Healthpeak Properties, Inc.	58,700	1,317,815

INDUSTRIAL REITS – 1.6%

Prologis, Inc.	11,575	1,307,281

RESIDENTIAL REITS – 1.8%

AvalonBay Communities, Inc.	6,550	1,451,545

SPECIALIZED REITS – 1.5%

VICI Properties, Inc.	36,450	1,157,652

TOTAL REAL ESTATE		$5,234,293

UTILITIES – 5.0%

ELECTRIC UTILITIES – 5.0%

American Electric Power Co., Inc.	14,275	1,409,656

Duke Energy Corp.	13,050	1,504,274

NextEra Energy, Inc.	13,600	1,077,800

TOTAL UTILITIES		$3,991,730

TOTAL COMMON STOCKS (COST $60,093,714)		$79,738,767

MONEY MARKET FUND – 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	567,303	567,303

TOTAL MONEY MARKET FUND (COST $567,303)		$567,303

Description	Number of Shares	Value

REPURCHASE AGREEMENTS – 0.0%**
Bank of Montreal, 4.86%, dated 10/31/24, due 11/01/24, repurchase price $91, collateralized by U.S. Government Agency Securities, 1.71% to 7.62%, maturing 1/01/26 to 12/01/52; total market value of $93.	$91	$91

Citigroup Global Markets Ltd., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $91, collateralized by U.S. Government Agency Securities, 2.00% to 7.96%, maturing 2/01/36 to 8/20/67; total market value of $93.	91	91

Daiwa Capital Markets America, Inc., 4.89%, dated 10/31/24, due 11/01/24, repurchase price $10, collateralized by U.S. Government Agency & Treasury Securities, 0.63% to 7.50%, maturing 5/15/25 to 11/01/54; total market value of $10.	10	10

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $91, collateralized by U.S. Treasury Securities, 2.88% to 4.50%, maturing 5/15/27 to 5/15/52; total market value of $93.	91	91

HSBC Securities USA, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $91, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 5/01/28 to 10/01/54; total market value of $93.	91	91

Nomura Securities International, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $91, collateralized by U.S. Government Agency Securities, 2.50% to 6.98%, maturing 7/01/34 to 6/15/59; total market value of $93.	91	91

TOTAL REPURCHASE AGREEMENTS (COST $465)		$465

TOTAL INVESTMENTS – 99.6% (COST $60,661,482)		$80,306,535
OTHER ASSETS LESS LIABILITIES – 0.4%		285,438

TOTAL NET ASSETS – 100.0%		$80,591,973

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$79,738,767	$—	$—	$79,738,767

Money Market Fund	567,303	—	—	567,303

Repurchase Agreements	—	465	—	465

Total	$80,306,070	$465	$—	$80,306,535

^	7-Day net yield.

**	Represents less than 0.05%.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

4

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 8.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

AT&T, Inc.	81,612	$1,839,534

Frontier Communications Parent, Inc.*	2,500	89,325

Iridium Communications, Inc.	1,150	33,730

Verizon Communications, Inc.	48,020	2,023,083

		$3,985,672

ENTERTAINMENT – 1.4%

Atlanta Braves Holdings, Inc., Class C*	80	3,161

Electronic Arts, Inc.	3,160	476,686

Liberty Media Corp. - Liberty Formula One, Class C*	2,585	206,386

Liberty Media Corp. - Liberty Formula One, Class A*	105	7,795

Liberty Media Corp. - Liberty Live, Class C*	535	31,223

Liberty Media Corp. - Liberty Live, Class A*	314	17,816

Live Nation Entertainment, Inc.*	1,870	219,052

Madison Square Garden Sports Corp.*	229	50,998

Netflix, Inc.*	4,870	3,681,866

Playtika Holding Corp.	100	783

ROBLOX Corp., Class A*	5,500	284,460

Roku, Inc.*	1,400	89,712

Spotify Technology SA*	1,620	623,862

Take-Two Interactive Software, Inc.*	1,868	302,093

TKO Group Holdings, Inc.*	800	93,416

Walt Disney Co. (The)	21,008	2,020,970

Warner Bros Discovery, Inc.*	25,139	204,380

		$8,314,659

INTERACTIVE MEDIA & SERVICES – 6.0%

Alphabet, Inc., Class A	66,750	11,421,592

Alphabet, Inc., Class C	55,910	9,655,098

IAC, Inc.*	950	45,553

Match Group, Inc.*	3,392	122,214

Meta Platforms, Inc., Class A	24,945	14,158,283

Pinterest, Inc., Class A*	6,593	209,591

TripAdvisor, Inc.*	1,100	17,644

ZoomInfo Technologies, Inc.*	3,500	38,675

		$35,668,650

MEDIA – 0.7%

Charter Communications, Inc., Class A*	1,052	344,646

Comcast Corp., Class A	44,300	1,934,581

Fox Corp., Class A	3,176	133,392

Fox Corp., Class B	1,100	42,856

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	4,768	140,179

Liberty Broadband Corp., Class A*	185	14,842

Liberty Broadband Corp., Class C*	1,518	122,685

New York Times Co. (The), Class A	1,800	100,512

News Corp., Class A	5,007	136,441

Description	Number of Shares	Value

News Corp., Class B#	898	$26,078

Nexstar Media Group, Inc.	300	52,776

Omnicom Group, Inc.	2,290	231,290

Sirius XM Holdings, Inc.#	3,177	84,699

Trade Desk, Inc. (The), Class A*	5,000	601,050

Paramount Global, Class B#	7,146	78,177

		$4,044,204

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.	5,469	1,220,462

TOTAL COMMUNICATION SERVICES		$53,233,647

CONSUMER DISCRETIONARY – 10.3%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	3,150	179,015

BorgWarner, Inc.	3,080	103,580

Gentex Corp.	2,830	85,777

Lear Corp.	700	67,032

QuantumScape Corp.*,#	3,450	17,768

		$453,172

AUTOMOBILES – 1.5%

Ford Motor Co.	43,800	450,702

General Motors Co.	13,105	665,210

Harley-Davidson, Inc.	1,450	46,327

Lucid Group, Inc.*	8,845	19,547

Rivian Automotive, Inc., Class A*,#	8,450	85,345

Tesla, Inc.*	31,575	7,889,014

Thor Industries, Inc.#	595	61,928

		$9,218,073

BROADLINE RETAIL – 3.5%

Amazon.com, Inc.*	105,495	19,664,268

Coupang, Inc.*	12,700	327,533

eBay, Inc.	6,040	347,360

Etsy, Inc.*	1,350	69,444

Kohl’s Corp.#	1,210	22,361

Macy’s, Inc.	2,900	44,486

Nordstrom, Inc.	1,380	31,202

Ollie’s Bargain Outlet Holdings, Inc.*	673	61,802

		$20,568,456

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,620	185,814

LKQ Corp.	3,018	111,032

Pool Corp.	450	162,738

		$459,584

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	2,560	18,432

Bright Horizons Family Solutions, Inc.*	683	91,160

Grand Canyon Education, Inc.*	250	34,278

H&R Block, Inc.	1,800	107,514

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Service Corp. International	1,770	$144,520

		$395,904

HOTELS, RESTAURANTS & LEISURE – 2.1%

Airbnb, Inc., Class A*	4,950	667,210

Aramark	2,733	103,389

Booking Holdings, Inc.	380	1,776,975

Boyd Gaming Corp.	750	51,968

Caesars Entertainment, Inc.*	2,410	96,521

Carnival Corp.*	11,700	257,400

Cava Group, Inc.*	800	106,848

Chipotle Mexican Grill, Inc.*	15,600	870,012

Choice Hotels International, Inc.	360	50,224

Churchill Downs, Inc.	800	112,080

Darden Restaurants, Inc.	1,350	216,027

Domino’s Pizza, Inc.	400	165,492

DoorDash, Inc., Class A*	3,870	606,429

DraftKings, Inc., Class A*	4,820	170,242

Expedia Group, Inc.*	1,452	226,962

Hilton Worldwide Holdings, Inc.	2,853	670,027

Hyatt Hotels Corp., Class A	500	72,725

Las Vegas Sands Corp.	4,220	218,807

Marriott International, Inc., Class A	2,686	698,414

Marriott Vacations Worldwide Corp.	340	26,190

McDonald’s Corp.	8,249	2,409,615

MGM Resorts International*	2,760	101,761

Norwegian Cruise Line Holdings Ltd.*	4,750	120,365

Penn Entertainment, Inc.*	1,450	28,638

Planet Fitness, Inc., Class A*	1,028	80,719

Restaurant Brands International LP	47	3,254

Royal Caribbean Cruises Ltd.	2,680	553,018

Starbucks Corp.	12,940	1,264,238

Texas Roadhouse, Inc.	750	143,340

Travel + Leisure Co.	810	38,726

Vail Resorts, Inc.	478	79,200

Wendy’s Co. (The)	2,060	39,367

Wingstop, Inc.	350	100,692

Wyndham Hotels & Resorts, Inc.	960	84,787

Wynn Resorts Ltd.	1,168	112,151

Yum! Brands, Inc.	3,300	432,828

		$12,756,641

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	3,420	577,980

Garmin Ltd.	1,740	345,129

Leggett & Platt, Inc.	1,065	12,780

Lennar Corp., Class A	2,710	461,513

Lennar Corp., Class B	76	12,184

Mohawk Industries, Inc.*	655	87,947

Newell Brands, Inc.	5,214	45,883

NVR, Inc.*	30	274,584

PulteGroup, Inc.	2,440	316,053

SharkNinja, Inc.	650	59,937

Tempur Sealy International, Inc.	1,850	88,634

Toll Brothers, Inc.	1,200	175,728

TopBuild Corp.*	350	123,683

Whirlpool Corp.	685	70,904

		$2,652,939

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	750	$59,805

Hasbro, Inc.	1,490	97,789

Mattel, Inc.*	4,000	81,520

Polaris, Inc.	700	48,937

YETI Holdings, Inc.*	1,050	36,970

		$325,021

SPECIALTY RETAIL – 2.0%

Advance Auto Parts, Inc.	800	28,552

AutoNation, Inc.*	330	51,305

AutoZone, Inc.*	190	571,710

Bath & Body Works, Inc.	2,655	75,349

Best Buy Co., Inc.	2,330	210,702

Burlington Stores, Inc.*	745	184,589

CarMax, Inc.*	1,800	130,284

Carvana Co.*	1,100	272,041

Dick’s Sporting Goods, Inc.	600	117,450

Five Below, Inc.*	628	59,528

Floor & Decor Holdings, Inc., Class A*	1,210	124,691

GameStop Corp., Class A*,#	2,950	65,431

Gap, Inc. (The)	2,290	47,563

Home Depot, Inc. (The)	11,370	4,476,937

Lithia Motors, Inc.	295	98,049

Lowe’s Cos., Inc.	6,500	1,701,895

Murphy USA, Inc.	200	97,690

O’Reilly Automotive, Inc.*	700	807,198

Penske Automotive Group, Inc.	200	30,114

RH*	185	58,839

Ross Stores, Inc.	3,740	522,553

TJX Cos., Inc. (The)	12,780	1,444,523

Tractor Supply Co.	1,250	331,887

Ulta Beauty, Inc.*	550	202,939

Valvoline, Inc.*	1,500	60,420

Wayfair, Inc., Class A*,#	1,048	44,886

Williams-Sonoma, Inc.	1,420	190,465

		$12,007,590

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Capri Holdings Ltd.*	1,400	27,636

Carter’s, Inc.	450	24,615

Columbia Sportswear Co.	468	37,660

Crocs, Inc.*	650	70,083

Deckers Outdoor Corp.*	1,800	289,602

Lululemon Athletica, Inc.*	1,345	400,675

NIKE, Inc., Class B	13,675	1,054,753

PVH Corp.	670	65,968

Ralph Lauren Corp.	535	105,893

Skechers USA, Inc., Class A*	1,493	91,760

Tapestry, Inc.	2,580	122,421

Under Armour, Inc., Class A*	2,678	22,897

Under Armour, Inc., Class C*	2,150	16,985

VF Corp.	4,300	89,053

		$2,420,001

TOTAL CONSUMER DISCRETIONARY		$61,257,381

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONSUMER STAPLES – 5.6%

BEVERAGES – 1.2%

Boston Beer Co., Inc. (The), Class A*	100	$29,107

Brown-Forman Corp., Class A	450	19,611

Brown-Forman Corp., Class B	1,825	80,355

Celsius Holdings, Inc.*	1,800	54,144

Coca-Cola Co. (The)	43,900	2,867,109

Coca-Cola Consolidated, Inc.	100	112,426

Constellation Brands, Inc., Class A	1,850	429,829

Keurig Dr. Pepper, Inc.	11,800	388,810

Molson Coors Beverage Co., Class B	2,035	110,846

Monster Beverage Corp.*	8,450	445,146

PepsiCo., Inc.	15,550	2,582,544

		$7,119,927

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.9%

Albertsons Cos., Inc., Class A	4,300	77,830

BJ’s Wholesale Club Holdings, Inc.*	1,450	122,859

Casey’s General Stores, Inc.	435	171,399

Costco Wholesale Corp.	5,050	4,414,609

Dollar General Corp.	2,550	204,102

Dollar Tree, Inc.*	2,412	155,912

Grocery Outlet Holding Corp.*	1,345	19,234

Kroger Co. (The)	7,600	423,852

Maplebear, Inc.*	650	28,665

Performance Food Group Co.*	1,800	146,250

Sysco Corp.	5,750	430,962

Target Corp.	5,360	804,214

U.S. Foods Holding Corp.*	2,700	166,455

Walgreens Boots Alliance, Inc.	7,255	68,632

Walmart, Inc.	49,250	4,036,037

		$11,271,012

FOOD PRODUCTS – 0.7%

Archer-Daniels-Midland Co.	5,450	300,894

Bunge Global SA	1,645	138,213

Campbell Soup Co.	2,300	107,295

Conagra Brands, Inc.	5,000	144,700

Darling Ingredients, Inc.*	1,685	65,900

Flowers Foods, Inc.	1,850	41,126

Freshpet, Inc.*	450	59,643

General Mills, Inc.	6,300	428,526

Hershey Co. (The)	1,650	293,007

Hormel Foods Corp.	2,900	88,595

Ingredion, Inc.	700	92,932

J.M. Smucker Co. (The)	1,200	136,212

Kellanova	2,950	237,917

Kraft Heinz Co. (The)	9,800	327,908

Lamb Weston Holdings, Inc.	1,750	135,958

McCormick & Co., Inc.	2,700	211,248

Mondelez International, Inc., Class A	15,250	1,044,320

Pilgrim’s Pride Corp.*	550	26,642

Post Holdings, Inc.*	588	64,215

Tyson Foods, Inc., Class A	3,250	190,418

		$4,135,669

HOUSEHOLD PRODUCTS – 1.1%

Church & Dwight Co., Inc.	2,900	289,739

Description	Number of Shares	Value

Clorox Co. (The)	1,400	$221,970

Colgate-Palmolive Co.	9,400	880,874

Kimberly-Clark Corp.	3,750	503,175

Procter & Gamble Co. (The)	26,750	4,418,565

Reynolds Consumer Products, Inc.	350	9,433

Spectrum Brands Holdings, Inc.	400	35,848

		$6,359,604

PERSONAL CARE PRODUCTS – 0.1%

BellRing Brands, Inc.*	1,250	82,287

Coty, Inc., Class A*	3,940	29,314

elf Beauty, Inc.*	550	57,888

Estee Lauder Cos., Inc. (The), Class A	2,650	182,691

Kenvue, Inc.	21,250	487,262

		$839,442

TOBACCO – 0.6%

Altria Group, Inc.	19,450	1,059,247

Philip Morris International, Inc.	17,650	2,342,155

		$3,401,402

TOTAL CONSUMER STAPLES		$33,127,056

ENERGY – 3.4%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	11,300	430,304

Halliburton Co.	10,413	288,857

NOV, Inc.	4,398	68,213

Schlumberger NV	16,446	658,991

TechnipFMC PLC	5,000	133,450

		$1,579,815

OIL, GAS & CONSUMABLE FUELS – 3.2%

Antero Midstream Corp.	3,300	47,421

Antero Resources Corp.*	3,200	82,816

APA Corp.	3,890	91,804

Cheniere Energy, Inc.	2,630	503,329

Chevron Corp.	19,420	2,890,084

Civitas Resources, Inc.	300	14,637

ConocoPhillips	13,228	1,448,995

Coterra Energy, Inc.	8,774	209,874

Devon Energy Corp.	7,386	285,690

Diamondback Energy, Inc.	1,997	353,010

DT Midstream, Inc.	1,075	96,911

EOG Resources, Inc.	6,680	814,693

EQT Corp.	6,250	228,375

Expand Energy Corp.	2,594	219,764

Exxon Mobil Corp.	50,826	5,935,460

Hess Corp.	3,190	428,991

HF Sinclair Corp.	1,740	67,181

Kinder Morgan, Inc.	22,855	560,176

Marathon Oil Corp.	6,900	191,130

Marathon Petroleum Corp.	4,100	596,427

Matador Resources Co.	1,150	59,927

New Fortress Energy, Inc.#	690	5,803

Occidental Petroleum Corp.	7,360	368,810

ONEOK, Inc.	6,710	650,065

Ovintiv, Inc.	2,850	111,720

Phillips 66	5,090	620,064

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Range Resources Corp.	2,600	$78,078

Targa Resources Corp.	2,450	409,052

Texas Pacific Land Corp.	200	233,200

Valero Energy Corp.	3,770	489,195

Williams Cos., Inc. (The)	13,970	731,609

		$18,824,291

TOTAL ENERGY		$20,404,106

FINANCIALS – 13.9%

BANKS – 3.5%

Bank of America Corp.	76,950	3,218,049

Bank OZK	1,200	52,500

BOK Financial Corp.	120	12,748

Citigroup, Inc.	21,977	1,410,264

Citizens Financial Group, Inc.	5,550	233,766

Columbia Banking System, Inc.	2,348	66,941

Comerica, Inc.	1,480	94,291

Commerce Bancshares, Inc.	1,225	76,562

Cullen/Frost Bankers, Inc.	590	75,137

East West Bancorp, Inc.	1,523	148,477

Fifth Third Bancorp	7,800	340,704

First Citizens BancShares, Inc., Class A	150	290,602

First Hawaiian, Inc.	1,750	43,295

First Horizon Corp.	6,330	109,699

FNB Corp.	4,235	61,408

Huntington Bancshares, Inc.	16,846	262,629

JPMorgan Chase & Co.	32,470	7,205,742

KeyCorp.	10,944	188,784

M&T Bank Corp.§	2,323	452,242

NU Holdings Ltd., Class A*	35,300	532,677

Pinnacle Financial Partners, Inc.	780	82,251

PNC Financial Services Group, Inc. (The)	4,460	839,684

Popular, Inc.	838	74,775

Prosperity Bancshares, Inc.	923	67,564

Regions Financial Corp.	9,956	237,650

Synovus Financial Corp.	1,744	86,973

Truist Financial Corp.	14,807	637,441

U.S. Bancorp	17,325	836,971

Webster Financial Corp.	2,012	104,222

Wells Fargo & Co.	39,675	2,575,701

Western Alliance Bancorp	1,150	95,691

Wintrust Financial Corp.	600	69,534

Zions Bancorp NA	1,490	77,569

		$20,662,543

CAPITAL MARKETS – 3.3%

Affiliated Managers Group, Inc.	370	71,743

Ameriprise Financial, Inc.	1,140	581,742

Ares Management Corp., Class A	2,000	335,360

Bank of New York Mellon Corp. (The)	8,770	660,907

Blackrock, Inc.	1,660	1,628,510

Blackstone, Inc.	7,915	1,327,741

Blue Owl Capital, Inc.	5,320	118,955

Carlyle Group, Inc. (The)	2,400	120,072

Cboe Global Markets, Inc.	1,200	256,284

Charles Schwab Corp. (The)	17,055	1,208,006

CME Group, Inc.	4,050	912,708

Description	Number of Shares	Value

Coinbase Global, Inc., Class A*	2,095	$375,529

Evercore, Inc., Class A	450	118,877

FactSet Research Systems, Inc.	440	199,786

Franklin Resources, Inc.	3,320	68,956

Goldman Sachs Group, Inc. (The)	3,640	1,884,756

Houlihan Lokey, Inc.	600	103,662

Interactive Brokers Group, Inc., Class A	1,198	182,791

Intercontinental Exchange, Inc.	6,590	1,027,183

Invesco Ltd.	4,595	79,677

Janus Henderson Group PLC	1,800	74,358

Jefferies Financial Group, Inc.	1,948	124,633

KKR & Co., Inc.	7,584	1,048,412

Lazard, Inc.	1,250	66,238

LPL Financial Holdings, Inc.	850	239,853

MarketAxess Holdings, Inc.	450	130,239

Moody’s Corp.	1,790	812,732

Morgan Stanley	12,631	1,468,354

Morningstar, Inc.	300	98,415

MSCI, Inc.	870	496,944

Nasdaq, Inc.	4,090	302,333

Northern Trust Corp.	2,275	228,683

Raymond James Financial, Inc.	2,160	320,155

Robinhood Markets, Inc., Class A*	7,350	172,651

S&P Global, Inc.	3,539	1,699,994

SEI Investments Co.	1,040	77,750

State Street Corp.	3,570	331,296

Stifel Financial Corp.	1,100	113,982

T Rowe Price Group, Inc.	2,530	277,946

TPG, Inc.	650	43,992

Tradeweb Markets, Inc., Class A	1,250	158,750

Virtu Financial, Inc., Class A	1,350	41,796

XP, Inc., Class A	3,855	67,308

		$19,660,059

CONSUMER FINANCE – 0.6%

Ally Financial, Inc.	3,143	110,162

American Express Co.	6,390	1,725,811

Capital One Financial Corp.	4,400	716,276

Credit Acceptance Corp.*,#	50	21,250

Discover Financial Services	2,880	427,479

OneMain Holdings, Inc.	1,145	56,872

SLM Corp.	2,860	63,006

SoFi Technologies, Inc.*,#	10,700	119,519

Synchrony Financial	4,620	254,747

		$3,495,122

FINANCIAL SERVICES – 4.2%

Affirm Holdings, Inc.*	2,650	116,203

Apollo Global Management, Inc.	6,026	863,285

Berkshire Hathaway, Inc., Class B*	20,766	9,363,805

Block, Inc.*	6,380	461,402

Corebridge Financial, Inc.	2,550	81,014

Corpay, Inc.*	800	263,776

Equitable Holdings, Inc.	4,043	183,310

Euronet Worldwide, Inc.*	465	45,789

Fidelity National Information Services, Inc.	6,250	560,812

Fiserv, Inc.*	6,460	1,278,434

Global Payments, Inc.	2,963	307,293

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Jack Henry & Associates, Inc.	850	$154,640

Mastercard, Inc., Class A	9,370	4,681,158

MGIC Investment Corp.	3,050	76,372

PayPal Holdings, Inc.*	11,415	905,209

Rocket Cos., Inc., Class A*,#	1,500	24,150

Shift4 Payments, Inc., Class A*,#	550	49,742

Toast, Inc., Class A*	4,550	136,636

UWM Holdings Corp.	1,900	12,236

Visa, Inc., Class A	17,665	5,120,200

Voya Financial, Inc.	1,130	90,739

Western Union Co. (The)	3,990	42,932

WEX, Inc.*	465	80,259

		$24,899,396

INSURANCE – 2.3%

Aflac, Inc.	6,200	649,698

Allstate Corp. (The)	2,930	546,504

American Financial Group, Inc.	850	109,590

American International Group, Inc.	7,230	548,612

Aon PLC, Class A	2,200	807,114

Arch Capital Group Ltd.*	3,970	391,283

Arthur J. Gallagher & Co.	2,430	683,316

Assurant, Inc.	630	120,771

Assured Guaranty Ltd.	600	50,076

Axis Capital Holdings Ltd.	780	61,043

Brighthouse Financial, Inc.*	800	37,840

Brown & Brown, Inc.	2,590	271,018

Chubb Ltd.	4,547	1,284,255

Cincinnati Financial Corp.	1,656	233,214

CNA Financial Corp.	150	7,187

Everest Group Ltd.	470	167,137

Fidelity National Financial, Inc.	2,941	176,960

First American Financial Corp.	1,178	75,569

Globe Life, Inc.	1,043	110,141

Hanover Insurance Group, Inc. (The)	350	51,916

Hartford Financial Services Group, Inc. (The)	3,240	357,826

Kemper Corp.	773	48,135

Kinsale Capital Group, Inc.	250	107,027

Lincoln National Corp.	2,058	71,516

Loews Corp.	2,300	181,608

Markel Group, Inc.*	180	277,562

Marsh & McLennan Cos., Inc.	5,540	1,209,050

MetLife, Inc.	6,601	517,650

Old Republic International Corp.	2,468	86,207

Primerica, Inc.	373	103,250

Principal Financial Group, Inc.	2,840	234,016

Progressive Corp. (The)	6,580	1,597,821

Prudential Financial, Inc.	3,980	487,470

Reinsurance Group of America, Inc.	790	166,753

RenaissanceRe Holdings Ltd.	578	151,667

RLI Corp.	400	62,388

Ryan Specialty Holdings, Inc.	1,200	79,044

Travelers Cos., Inc. (The)	2,580	634,525

Unum Group	2,360	151,465

W.R. Berkley Corp.	3,345	191,234

White Mountains Insurance Group Ltd.	30	53,914

Description	Number of Shares	Value

Willis Towers Watson PLC	1,150	$347,518

		$13,500,890

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%**

AGNC Investment Corp.#	8,385	78,065

Annaly Capital Management, Inc.	5,432	103,262

Rithm Capital Corp.	4,500	47,655

Starwood Property Trust, Inc.	3,118	61,549

		$290,531

TOTAL FINANCIALS		$82,508,541

HEALTH CARE – 11.0%

BIOTECHNOLOGY – 2.0%

AbbVie, Inc.	19,961	4,069,449

Alnylam Pharmaceuticals, Inc.*	1,365	363,895

Amgen, Inc.	6,064	1,941,450

Apellis Pharmaceuticals, Inc.*	1,250	34,075

Biogen, Inc.*	1,650	287,100

BioMarin Pharmaceutical, Inc.*	2,100	138,369

Exact Sciences Corp.*,#	2,150	148,200

Exelixis, Inc.*	3,470	115,204

Gilead Sciences, Inc.	14,094	1,251,829

GRAIL, Inc.*,#	315	4,275

Incyte Corp.*	2,210	163,805

Ionis Pharmaceuticals, Inc.*	1,780	68,334

Moderna, Inc.*	3,650	198,414

Natera, Inc.*	1,200	145,152

Neurocrine Biosciences, Inc.*	1,150	138,311

Regeneron Pharmaceuticals, Inc.*	1,200	1,005,840

Roivant Sciences Ltd.*,#	3,000	34,650

Sarepta Therapeutics, Inc.*	965	121,590

Ultragenyx Pharmaceutical, Inc.*	950	48,441

United Therapeutics Corp.*	485	181,375

Vertex Pharmaceuticals, Inc.*	2,893	1,377,010

Viking Therapeutics, Inc.*	1,000	72,540

		$11,909,308

HEALTH CARE EQUIPMENT & SUPPLIES – 2.2%

Abbott Laboratories	19,495	2,210,148

Align Technology, Inc.*	860	176,326

Baxter International, Inc.	5,930	211,701

Becton Dickinson & Co.	3,234	755,430

Boston Scientific Corp.*	16,450	1,382,129

Cooper Cos., Inc. (The)*	2,200	230,296

DENTSPLY SIRONA, Inc.	2,729	63,231

DexCom, Inc.*	4,365	307,645

Edwards Lifesciences Corp.*	6,816	456,740

Enovis Corp.*	650	26,826

Envista Holdings Corp.*	2,240	46,973

GE HealthCare Technologies, Inc.	4,850	423,647

Globus Medical, Inc., Class A*	1,200	88,248

Hologic, Inc.*	2,690	217,540

IDEXX Laboratories, Inc.*	930	378,436

Inspire Medical Systems, Inc.*	300	58,512

Insulet Corp.*	800	185,224

Intuitive Surgical, Inc.*	4,000	2,015,360

Masimo Corp.*	550	79,206

Medtronic PLC	14,426	1,287,520

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Penumbra, Inc.*	450	$102,992

QuidelOrtho Corp.*	668	25,417

ResMed, Inc.	1,620	392,801

Solventum Corp.*	1,615	117,217

STERIS PLC	1,100	244,035

Stryker Corp.	4,100	1,460,748

Teleflex, Inc.	560	112,594

Zimmer Biomet Holdings, Inc.	2,410	257,677

		$13,314,619

HEALTH CARE PROVIDERS & SERVICES – 2.2%

Acadia Healthcare Co., Inc.*	900	38,421

Amedisys, Inc.*	400	37,840

Cardinal Health, Inc.	2,770	300,600

Cencora, Inc.	1,870	426,510

Centene Corp.*	6,030	375,428

Chemed Corp.	150	81,036

Cigna Group (The)	3,117	981,263

CVS Health Corp.	14,221	802,918

DaVita, Inc.*	588	82,208

Elevance Health, Inc.	2,590	1,050,918

Encompass Health Corp.	1,230	122,336

HCA Healthcare, Inc.	2,100	753,354

Henry Schein, Inc.*	1,520	106,750

Humana, Inc.	1,380	355,805

Labcorp Holdings, Inc.	907	207,041

McKesson Corp.	1,500	750,885

Molina Healthcare, Inc.*	645	207,187

Premier, Inc., Class A#	1,150	23,172

Quest Diagnostics, Inc.	1,300	201,279

R1 RCM, Inc.*	1,200	17,112

Tenet Healthcare Corp.*	1,095	169,747

UnitedHealth Group, Inc.	10,355	5,845,397

Universal Health Services, Inc., Class B	710	145,060

		$13,082,267

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	14,790

Doximity, Inc., Class A*	1,150	48,001

Veeva Systems, Inc., Class A*	1,600	334,128

		$396,919

LIFE SCIENCES TOOLS & SERVICES – 1.2%

10X Genomics, Inc., Class A*	1,240	19,877

Agilent Technologies, Inc.	3,390	441,751

Avantor, Inc.*	7,945	177,730

Azenta, Inc.*	700	28,763

Bio-Rad Laboratories, Inc., Class A*	240	85,966

Bio-Techne Corp.	1,750	129,062

Bruker Corp.	1,250	70,762

Charles River Laboratories International, Inc.*	620	110,720

Danaher Corp.	7,280	1,788,405

Fortrea Holdings, Inc.*	702	11,808

Illumina, Inc.*	1,890	272,425

IQVIA Holdings, Inc.*	2,030	417,815

Medpace Holdings, Inc.*	300	94,266

Mettler-Toledo International, Inc.*	270	348,772

QIAGEN NV*	2,667	112,281

Description	Number of Shares	Value

Repligen Corp.*	650	$87,275

Revvity, Inc.	1,320	156,539

Sotera Health Co.*	1,090	17,080

Thermo Fisher Scientific, Inc.	4,320	2,360,102

Waters Corp.*	710	229,408

West Pharmaceutical Services, Inc.	850	261,740

		$7,222,547

PHARMACEUTICALS – 3.3%

Bristol-Myers Squibb Co.	22,826	1,273,006

Catalent, Inc.*	2,150	125,990

Elanco Animal Health, Inc.*	5,800	73,312

Eli Lilly & Co.	9,080	7,534,039

Intra-Cellular Therapies, Inc.*	1,000	84,750

Jazz Pharmaceuticals PLC*	710	78,121

Johnson & Johnson	27,200	4,348,192

Merck & Co., Inc.	28,566	2,922,873

Organon & Co.	2,616	49,129

Perrigo Co. PLC	1,458	37,369

Pfizer, Inc.	64,253	1,818,360

Royalty Pharma PLC, Class A	4,050	109,350

Viatris, Inc.	13,455	156,078

Zoetis, Inc.	5,181	926,259

		$19,536,828

TOTAL HEALTH CARE		$65,462,488

INDUSTRIALS – 9.4%

AEROSPACE & DEFENSE – 1.9%

Axon Enterprise, Inc.*	800	338,800

Boeing Co. (The)*	6,590	983,953

BWX Technologies, Inc.	1,075	130,881

Curtiss-Wright Corp.	455	156,957

General Dynamics Corp.	3,130	912,739

General Electric Co.	12,465	2,141,238

HEICO Corp.#	550	134,722

HEICO Corp., Class A	902	173,193

Hexcel Corp.	1,000	58,690

Howmet Aerospace, Inc.	4,466	445,350

Huntington Ingalls Industries, Inc.	445	82,307

L3Harris Technologies, Inc.	2,182	539,980

Lockheed Martin Corp.	2,440	1,332,362

Northrop Grumman Corp.	1,570	799,161

RTX Corp.	15,004	1,815,334

Spirit AeroSystems Holdings, Inc., Class A*	1,240	40,139

Textron, Inc.	2,253	181,186

TransDigm Group, Inc.	630	820,449

Woodward, Inc.	675	110,761

		$11,198,202

AIR FREIGHT & LOGISTICS – 0.4%

C.H. Robinson Worldwide, Inc.	1,384	142,607

Expeditors International of Washington, Inc.	1,730	205,870

FedEx Corp.	2,555	699,687

GXO Logistics, Inc.*	1,495	89,416

United Parcel Service, Inc., Class B	8,280	1,110,017

		$2,247,597

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

BUILDING PRODUCTS – 0.7%

A.O. Smith Corp.	1,500	$112,650

Advanced Drainage Systems, Inc.	750	112,410

Allegion PLC	1,033	144,238

Armstrong World Industries, Inc.	428	59,727

AZEK Co., Inc. (The)*	1,500	66,000

Builders FirstSource, Inc.*	1,450	248,530

Carlisle Cos., Inc.	540	228,004

Carrier Global Corp.	9,500	690,840

Fortune Brands Innovations, Inc.	1,510	125,828

Hayward Holdings, Inc.*	1,350	21,951

Johnson Controls International PLC	7,931	599,187

Lennox International, Inc.	350	210,900

Masco Corp.	2,730	218,154

Owens Corning	998	176,437

Trane Technologies PLC	2,650	980,924

Trex Co., Inc.*	1,244	88,137

		$4,083,917

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Cintas Corp.	3,880	798,543

Clean Harbors, Inc.*	550	127,193

Copart, Inc.*	9,800	504,406

MSA Safety, Inc.	450	74,678

RB Global, Inc.	2,076	175,920

Republic Services, Inc.	2,390	473,220

Rollins, Inc.	3,050	143,777

Stericycle, Inc.*	1,235	75,915

Tetra Tech, Inc.	3,000	146,640

Veralto Corp.	2,693	275,198

Vestis Corp.	1,491	20,158

Waste Management, Inc.	4,740	1,023,129

		$3,838,777

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,575	168,210

API Group Corp.*	2,150	73,401

Comfort Systems USA, Inc.	400	156,416

EMCOR Group, Inc.	550	245,339

MasTec, Inc.*	700	86,023

MDU Resources Group, Inc.	2,480	71,548

Quanta Services, Inc.	1,683	507,643

Valmont Industries, Inc.	260	81,037

WillScot Holdings Corp.*	2,335	77,382

		$1,466,999

ELECTRICAL EQUIPMENT – 0.9%

Acuity Brands, Inc.	350	105,242

AMETEK, Inc.	2,660	487,685

Eaton Corp. PLC	4,578	1,517,973

Emerson Electric Co.	6,490	702,672

GE Vernova, Inc.*	3,081	929,415

Generac Holdings, Inc.*	697	115,388

Hubbell, Inc.	640	273,299

nVent Electric PLC	1,966	146,605

Regal Rexnord Corp.	800	133,232

Rockwell Automation, Inc.	1,320	352,057

Sensata Technologies Holding PLC	1,748	60,026

Description	Number of Shares	Value

Vertiv Holdings Co., Class A	3,880	$424,045

		$5,247,639

GROUND TRANSPORTATION – 1.0%

Avis Budget Group, Inc.#	245	20,335

CSX Corp.	22,800	766,992

JB Hunt Transport Services, Inc.	970	175,201

Knight-Swift Transportation Holdings, Inc.	2,005	104,420

Landstar System, Inc.	390	68,550

Lyft, Inc., Class A*	4,300	55,771

Norfolk Southern Corp.	2,660	666,144

Old Dominion Freight Line, Inc.	2,300	463,036

Ryder System, Inc.	540	78,991

Saia, Inc.*	290	141,697

Schneider National, Inc., Class B	618	17,477

Uber Technologies, Inc.*	22,850	1,646,343

U-Haul Holding Co.*	213	15,619

U-Haul Holding Co.	17	1,161

Union Pacific Corp.	6,970	1,617,528

XPO, Inc.*	1,300	169,689

		$6,008,954

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	6,280	806,792

Honeywell International, Inc.	7,350	1,511,748

		$2,318,540

MACHINERY – 1.8%

AGCO Corp.	745	74,381

Allison Transmission Holdings, Inc.	950	101,517

Caterpillar, Inc.	5,600	2,106,720

CNH Industrial NV	11,800	132,514

Crane Co.	500	78,640

Cummins, Inc.	1,580	519,788

Deere & Co.	2,890	1,169,554

Donaldson Co., Inc.	1,410	103,156

Dover Corp.	1,610	304,821

Esab Corp.	649	79,853

Flowserve Corp.	1,448	76,223

Fortive Corp.	3,990	285,006

Gates Industrial Corp. PLC*	1,875	36,281

Graco, Inc.	1,870	152,311

IDEX Corp.	870	186,737

Illinois Tool Works, Inc.	3,350	874,785

Ingersoll Rand, Inc.	4,744	455,424

ITT, Inc.	985	138,018

Lincoln Electric Holdings, Inc.	650	125,164

Middleby Corp. (The)*	600	77,820

Nordson Corp.	650	161,128

Oshkosh Corp.	790	80,770

Otis Worldwide Corp.	4,775	468,905

PACCAR, Inc.	6,010	626,723

Parker-Hannifin Corp.	1,460	925,742

Pentair PLC	1,864	184,760

RBC Bearings, Inc.*	350	98,123

Snap-on, Inc.	580	191,475

Stanley Black & Decker, Inc.	1,720	159,857

Timken Co. (The)	650	53,950

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Toro Co. (The)	1,230	$98,990

Westinghouse Air Brake Technologies Corp.	2,065	388,179

Xylem, Inc.	2,760	336,113

		$10,853,428

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	600	68,856

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	77,854

American Airlines Group, Inc.*	6,568	88,011

Delta Air Lines, Inc.	7,065	404,259

Southwest Airlines Co.	7,280	222,622

United Airlines Holdings, Inc.*	3,303	258,493

		$1,051,239

PROFESSIONAL SERVICES – 0.9%

Amentum Holdings, Inc.*	1,450	43,123

Automatic Data Processing, Inc.	4,680	1,353,643

Booz Allen Hamilton Holding Corp.	1,450	263,407

Broadridge Financial Solutions, Inc.	1,330	280,444

CACI International, Inc., Class A*	253	139,798

Clarivate PLC*,#	5,000	33,000

Concentrix Corp.#	543	23,083

Dayforce, Inc.*,#	1,675	118,841

Dun & Bradstreet Holdings, Inc.#	3,080	36,621

Equifax, Inc.	1,360	360,427

FTI Consulting, Inc.*	400	78,032

Genpact Ltd.	2,245	85,692

Jacobs Solutions, Inc.	1,350	189,783

KBR, Inc.	1,650	110,566

Leidos Holdings, Inc.	1,500	274,740

ManpowerGroup, Inc.	505	31,739

Paychex, Inc.	3,620	504,375

Paycom Software, Inc.	600	125,418

Paycor HCM, Inc.*	450	6,791

Paylocity Holding Corp.*	525	96,899

Robert Half, Inc.	1,248	85,001

Science Applications International Corp.	550	79,360

SS&C Technologies Holdings, Inc.	2,600	181,818

TransUnion	2,200	222,860

Verisk Analytics, Inc.	1,600	439,552

		$5,165,013

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,095	48,563

Core & Main, Inc., Class A*	1,845	81,697

Fastenal Co.	6,590	515,206

Ferguson Enterprises, Inc.	2,250	442,665

MSC Industrial Direct Co., Inc., Class A	590	46,651

SiteOne Landscape Supply, Inc.*	550	76,857

United Rentals, Inc.	770	625,856

Watsco, Inc.	400	189,204

WESCO International, Inc.	490	94,065

WW Grainger, Inc.	485	537,977

		$2,658,741

TOTAL INDUSTRIALS		$56,207,902

Description	Number of Shares	Value

INFORMATION TECHNOLOGY – 29.8%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	2,910	$1,124,540

Ciena Corp.*	1,673	106,252

Cisco Systems, Inc.	45,090	2,469,579

F5, Inc.*	713	166,757

Juniper Networks, Inc.	3,490	135,761

Lumentum Holdings, Inc.*	890	56,844

Motorola Solutions, Inc.	1,880	844,778

Ubiquiti, Inc.	50	13,285

		$4,917,796

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	13,550	908,121

Arrow Electronics, Inc.*	685	81,289

Avnet, Inc.	850	46,078

CDW Corp.	1,590	299,286

Cognex Corp.	1,950	78,448

Coherent Corp.*	1,418	131,080

Corning, Inc.	8,820	419,744

Crane NXT Co.	400	21,708

IPG Photonics Corp.*	400	32,384

Jabil, Inc.	1,508	185,620

Keysight Technologies, Inc.*	2,050	305,470

Littelfuse, Inc.	293	71,677

TD SYNNEX Corp.	743	85,705

Teledyne Technologies, Inc.*	543	247,239

Trimble, Inc.*	2,930	177,265

Vontier Corp.	1,956	72,528

Zebra Technologies Corp., Class A*	600	229,182

		$3,392,824

IT SERVICES – 1.3%

Accenture PLC, Class A	7,150	2,465,463

Akamai Technologies, Inc.*	1,700	171,836

Amdocs Ltd.	1,470	128,985

Cloudflare, Inc., Class A*	3,300	289,443

Cognizant Technology Solutions Corp., Class A	5,810	433,368

DXC Technology Co.*	2,306	45,797

EPAM Systems, Inc.*	650	122,623

Gartner, Inc.*	900	452,250

Globant SA*	500	104,945

GoDaddy, Inc., Class A*	1,700	283,560

International Business Machines Corp.	10,460	2,162,291

Kyndryl Holdings, Inc.*	2,412	55,211

MongoDB, Inc.*	765	206,856

Okta, Inc.*	1,750	125,807

Snowflake, Inc., Class A*	3,580	411,056

Twilio, Inc., Class A*	1,900	153,235

VeriSign, Inc.*	1,000	176,840

		$7,789,566

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.4%

Advanced Micro Devices, Inc.*	18,418	2,653,481

Allegro MicroSystems, Inc.*	750	15,630

Amkor Technology, Inc.	900	22,905

Analog Devices, Inc.	5,592	1,247,631

Applied Materials, Inc.	9,480	1,721,378

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Broadcom, Inc.	51,530	$8,748,248

Cirrus Logic, Inc.*	550	60,401

Enphase Energy, Inc.*	1,550	128,712

Entegris, Inc.	1,650	172,772

First Solar, Inc.*	1,200	233,376

GLOBALFOUNDRIES, Inc.*	950	34,675

Intel Corp.	48,770	1,049,530

KLA Corp.	1,550	1,032,657

Lam Research Corp.	14,800	1,100,380

Lattice Semiconductor Corp.*	1,650	83,589

MACOM Technology Solutions Holdings, Inc.*	550	61,820

Marvell Technology, Inc.	9,691	776,346

Microchip Technology, Inc.	5,928	434,937

Micron Technology, Inc.	12,330	1,228,685

MKS Instruments, Inc.	733	72,809

Monolithic Power Systems, Inc.	530	402,429

NVIDIA Corp.	265,300	35,221,228

ON Semiconductor Corp.*	4,978	350,899

Onto Innovation, Inc.*	500	99,165

Qorvo, Inc.*	1,100	78,386

QUALCOMM, Inc.	12,780	2,080,201

Skyworks Solutions, Inc.	1,800	157,644

Teradyne, Inc.	1,700	180,557

Texas Instruments, Inc.	10,300	2,092,548

Universal Display Corp.	500	90,160

Wolfspeed, Inc.*,#	1,400	18,634

		$61,651,813

SOFTWARE – 10.1%

Adobe, Inc.*	5,110	2,442,989

ANSYS, Inc.*	980	314,002

AppLovin Corp., Class A*	2,850	482,761

Aspen Technology, Inc.*	317	74,409

Atlassian Corp., Class A*	1,800	339,372

Autodesk, Inc.*	2,480	703,824

Bentley Systems, Inc., Class B	1,300	62,738

BILL Holdings, Inc.*	1,300	75,868

Cadence Design Systems, Inc.*	3,110	858,733

CCC Intelligent Solutions Holdings, Inc.*	4,200	43,722

Confluent, Inc., Class A*	2,300	60,191

Crowdstrike Holdings, Inc., Class A*	2,469	732,972

Datadog, Inc., Class A*	3,348	419,973

DocuSign, Inc.*	2,170	150,555

Dolby Laboratories, Inc., Class A	640	46,656

DoubleVerify Holdings, Inc.*	1,350	23,018

Dropbox, Inc., Class A*	3,100	80,135

Dynatrace, Inc.*	2,873	154,567

Elastic NV*	850	68,196

Fair Isaac Corp.*	300	597,933

Five9, Inc.*	893	26,370

Fortinet, Inc.*	6,950	546,687

Gen Digital, Inc.	6,370	185,431

Gitlab, Inc., Class A*	1,100	59,125

Guidewire Software, Inc.*	950	176,947

HashiCorp, Inc., Class A*	700	23,702

HubSpot, Inc.*	553	306,799

Informatica, Inc., Class A*	500	13,650

Intuit, Inc.	3,100	1,891,930

Description	Number of Shares	Value

Manhattan Associates, Inc.*	723	$190,409

Microsoft Corp.	84,269	34,242,708

MicroStrategy, Inc., Class A*,#	1,700	415,650

N-Able, Inc.*	436	5,332

nCino, Inc.*	795	29,654

Nutanix, Inc., Class A*	2,950	183,195

Oracle Corp.	17,910	3,006,014

Palantir Technologies, Inc., Class A*	22,470	933,853

Palo Alto Networks, Inc.*	3,520	1,268,362

Pegasystems, Inc.	320	25,421

Procore Technologies, Inc.*	1,000	65,650

PTC, Inc.*	1,350	250,195

RingCentral, Inc., Class A*	1,050	37,811

Roper Technologies, Inc.	1,200	645,276

Salesforce, Inc.	10,666	3,107,752

SentinelOne, Inc., Class A*	2,350	60,607

ServiceNow, Inc.*	2,350	2,192,526

Smartsheet, Inc., Class A*	1,455	82,091

Synopsys, Inc.*	1,750	898,817

Teradata Corp.*	1,070	34,486

Tyler Technologies, Inc.*	500	302,795

UiPath, Inc., Class A*	4,700	58,092

Unity Software, Inc.*	3,610	72,489

Workday, Inc., Class A*	2,400	561,240

Zoom Video Communications, Inc., Class A*	2,928	218,839

Zscaler, Inc.*	1,050	189,830

		$60,042,349

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.6%

Apple, Inc.	164,770	37,223,191

Dell Technologies, Inc., Class C	2,750	339,983

Hewlett Packard Enterprise Co.	14,840	289,232

HP, Inc.	10,790	383,261

NetApp, Inc.	2,353	271,324

Pure Storage, Inc., Class A*	3,245	162,412

Super Micro Computer, Inc.*	5,500	160,105

Western Digital Corp.*	3,733	243,802

		$39,073,310

TOTAL INFORMATION TECHNOLOGY		$176,867,658

MATERIALS – 2.5%

CHEMICALS – 1.4%

Air Products & Chemicals, Inc.	2,550	791,851

Albemarle Corp.#	1,345	127,412

Ashland, Inc.	600	50,742

Axalta Coating Systems Ltd.*	2,710	102,763

Celanese Corp.	1,200	151,164

CF Industries Holdings, Inc.	2,300	189,129

Chemours Co. (The)#	1,850	33,596

Corteva, Inc.	8,152	496,620

Dow, Inc.	8,179	403,879

DuPont de Nemours, Inc.	4,612	382,750

Eastman Chemical Co.	1,300	136,617

Ecolab, Inc.	2,900	712,617

Element Solutions, Inc.	2,550	69,105

FMC Corp.	1,450	94,235

Huntsman Corp.	2,150	47,300

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

International Flavors & Fragrances, Inc.	2,790	$277,410

Linde PLC	5,480	2,499,702

LyondellBasell Industries NV, Class A	3,000	260,550

Mosaic Co. (The)	3,715	99,413

NewMarket Corp.	50	26,249

Olin Corp.	1,450	59,494

PPG Industries, Inc.	2,600	323,726

RPM International, Inc.	1,500	190,665

Scotts Miracle-Gro Co. (The)	495	43,055

Sherwin-Williams Co. (The)	2,650	950,740

Westlake Corp.	400	52,776

		$8,573,560

CONSTRUCTION MATERIALS – 0.3%

CRH PLC	7,700	734,811

Eagle Materials, Inc.	400	114,184

Martin Marietta Materials, Inc.	700	414,638

Vulcan Materials Co.	1,500	410,895

		$1,674,528

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	16,701	185,882

AptarGroup, Inc.	815	136,847

Avery Dennison Corp.	900	186,327

Ball Corp.	3,700	219,225

Berry Global Group, Inc.	1,393	98,137

Crown Holdings, Inc.	1,218	113,944

Graphic Packaging Holding Co.	3,605	101,877

International Paper Co.	4,050	224,937

Packaging Corp. of America	1,050	240,387

Sealed Air Corp.	1,750	63,315

Silgan Holdings, Inc.	805	41,651

Smurfit WestRock PLC	3,050	157,075

Sonoco Products Co.	1,030	54,095

		$1,823,699

METALS & MINING – 0.5%

Alcoa Corp.	2,250	90,203

ATI, Inc.*	1,200	63,252

Cleveland-Cliffs, Inc.*	4,400	57,112

Freeport-McMoRan, Inc.	16,200	729,324

MP Materials Corp.*,#	1,095	19,699

Newmont Corp.	13,200	599,808

Nucor Corp.	2,750	390,060

Reliance, Inc.	650	186,121

Royal Gold, Inc.	758	110,713

Southern Copper Corp.	964	105,606

Steel Dynamics, Inc.	1,600	208,800

United States Steel Corp.	2,390	92,852

		$2,653,550

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	64,285

TOTAL MATERIALS		$14,789,622

REAL ESTATE – 2.6%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,400	133,728

Description	Number of Shares	Value

HEALTH CARE REITS – 0.3%

Alexandria Real Estate Equities, Inc.	2,015	$224,773

Healthcare Realty Trust, Inc.	4,330	74,389

Healthpeak Properties, Inc.	7,730	173,538

Medical Properties Trust, Inc.#	6,750	31,253

Omega Healthcare Investors, Inc.	2,850	121,039

Ventas, Inc.	4,436	290,514

Welltower, Inc.	6,670	899,650

		$1,815,156

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	8,230	141,885

Park Hotels & Resorts, Inc.	2,450	34,031

		$175,916

INDUSTRIAL REITS – 0.3%

Americold Realty Trust, Inc.	3,440	88,339

EastGroup Properties, Inc.	495	84,784

First Industrial Realty Trust, Inc.	1,750	91,857

Prologis, Inc.	10,228	1,155,150

Rexford Industrial Realty, Inc.	2,565	110,013

STAG Industrial, Inc.	2,125	79,220

		$1,609,363

OFFICE REITS – 0.1%

BXP, Inc.	1,900	153,064

Cousins Properties, Inc.	1,833	56,145

Highwoods Properties, Inc.	1,290	43,267

Kilroy Realty Corp.	1,510	60,732

NET Lease Office Properties	182	5,467

Vornado Realty Trust	2,176	90,108

		$408,783

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	3,460	453,156

CoStar Group, Inc.*	4,450	323,916

Howard Hughes Holdings, Inc.*	258	19,618

Jones Lang LaSalle, Inc.*	578	156,615

Seaport Entertainment Group, Inc.*,#	28	760

Zillow Group, Inc., Class A*	500	29,025

Zillow Group, Inc., Class C*,#	1,945	116,875

		$1,099,965

RESIDENTIAL REITS – 0.4%

American Homes 4 Rent, Class A	4,140	145,894

AvalonBay Communities, Inc.	1,622	359,451

Camden Property Trust	1,320	152,843

Equity LifeStyle Properties, Inc.	1,950	136,734

Equity Residential	4,200	295,554

Essex Property Trust, Inc.	723	205,231

Invitation Homes, Inc.	7,185	225,681

Mid-America Apartment Communities, Inc.	1,371	207,487

Sun Communities, Inc.	1,500	199,020

UDR, Inc.	3,880	163,697

		$2,091,592

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	77,963

Brixmor Property Group, Inc.	3,650	98,367

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Federal Realty Investment Trust	848	$93,992

Kimco Realty Corp.	7,456	176,856

NNN REIT, Inc.	1,965	85,360

Realty Income Corp.	9,599	569,893

Regency Centers Corp.	1,983	141,666

Simon Property Group, Inc.	3,643	616,104

		$1,860,201

SPECIALIZED REITS – 1.0%

American Tower Corp.	5,310	1,133,897

Crown Castle, Inc.	4,990	536,375

CubeSmart	2,633	125,963

Digital Realty Trust, Inc.	3,610	643,410

EPR Properties	700	31,759

Equinix, Inc.	1,111	1,008,877

Extra Space Storage, Inc.	2,412	393,880

Gaming and Leisure Properties, Inc.	2,909	146,003

Iron Mountain, Inc.	3,256	402,865

Lamar Advertising Co., Class A	1,050	138,600

National Storage Affiliates Trust	1,100	46,365

Public Storage	1,810	595,599

Rayonier, Inc.	1,915	59,805

SBA Communications Corp.	1,250	286,837

VICI Properties, Inc.	11,488	364,859

Weyerhaeuser Co.	7,992	249,031

		$6,164,125

TOTAL REAL ESTATE		$15,358,829

UTILITIES – 2.4%

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.	2,850	171,000

American Electric Power Co., Inc.	6,000	592,500

Avangrid, Inc.	550	19,641

Constellation Energy Corp.	3,573	939,556

Duke Energy Corp.	8,735	1,006,883

Edison International	4,200	346,080

Entergy Corp.	2,400	371,472

Evergy, Inc.	2,450	148,078

Eversource Energy	4,000	263,400

Exelon Corp.	11,200	440,160

FirstEnergy Corp.	6,200	259,346

IDACORP, Inc.	550	56,914

NextEra Energy, Inc.	23,450	1,858,412

NRG Energy, Inc.	2,495	225,548

OGE Energy Corp.	2,213	88,498

PG&E Corp.	23,550	476,181

Pinnacle West Capital Corp.	1,300	114,153

PPL Corp.	8,500	276,760

Southern Co. (The)	12,400	1,128,772

Xcel Energy, Inc.	6,100	407,541

		$9,190,895

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	249,804

National Fuel Gas Co.	1,150	69,609

UGI Corp.	2,650	63,362

		$382,775

Description	Number of Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	7,450	$122,850

Brookfield Renewable Corp., Class A#	1,165	35,626

Vistra Corp.	4,005	500,465

		$658,941

MULTI-UTILITIES – 0.6%

Ameren Corp.	3,000	261,330

CenterPoint Energy, Inc.	7,200	212,616

CMS Energy Corp.	3,200	222,752

Consolidated Edison, Inc.	3,900	396,552

Dominion Energy, Inc.	9,223	549,045

DTE Energy Co.	2,350	291,917

NiSource, Inc.	4,800	168,768

Public Service Enterprise Group, Inc.	5,490	490,861

Sempra	7,100	591,927

WEC Energy Group, Inc.	3,450	329,579

		$3,515,347

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,300	317,653

Essential Utilities, Inc.	2,900	111,940

		$429,593

TOTAL UTILITIES		$14,177,551

TOTAL COMMON STOCKS (COST $137,752,671)		$593,394,781

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%#	400	7,108

TOTAL REAL ESTATE		$7,108

TOTAL PREFERRED STOCK (COST $9,880)		$7,108

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30	89	5

Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

TOTAL RIGHTS (COST $0)		$5

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	46,800

TOTAL WARRANTS (COST $0)		$46,800

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	630	196,711

iShares Russell 1000 Growth ETF	260	97,229

iShares Russell 1000 Value ETF	510	95,717

TOTAL EQUITY FUNDS		$389,657

TOTAL INVESTMENT COMPANIES (COST $386,059)		$389,657

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENTS – 0.4%

Bank of Montreal, 4.86%, dated 10/31/24, due 11/01/24, repurchase price $408,679, collateralized by U.S. Government Agency Securities, 1.71% to 7.62%, maturing 1/01/26 to 12/01/52; total market value of $416,796.	$408,624	$408,624

Daiwa Capital Markets America, Inc., 4.89%, dated 10/31/24, due 11/01/24, repurchase price $118,928, collateralized by U.S. Government Agency & Treasury Securities, 0.63% to 7.50%, maturing 5/15/25 to 11/01/54; total market value of $121,290.	118,912	118,912

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $408,679, collateralized by U.S. Treasury Securities, 2.88% to 4.50%, maturing 5/15/27 to 5/15/52; total market value of $416,797.	408,624	408,624

HSBC Securities USA, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $408,679, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 5/01/28 to 10/01/54; total market value of $416,796.	408,624	408,624

Description	Par Value	Value

Nomura Securities International, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $408,679, collateralized by U.S. Government Agency Securities, 2.50% to 6.98%, maturing 7/01/34 to 6/15/59; total market value of $416,796.	$408,624	$408,624

TD Securities, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $408,679, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 5/01/51 to 10/01/53; total market value of $416,796.	408,624	408,624

TOTAL REPURCHASE AGREEMENTS (COST $2,162,032)		$2,162,032

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,162,032)		$2,162,032

TOTAL INVESTMENTS – 100.3% (COST $140,310,642)		$596,000,383

COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(2,162,032)

OTHER ASSETS LESS LIABILITIES – 0.1%		458,488

TOTAL NET ASSETS – 100.0%		$594,296,839

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Investments in Securities

Common Stocks	$593,394,781	$—	$—	(a)	$593,394,781

Preferred Stock	7,108	—	—		7,108

Rights	5	—	—	(a)	5

Warrants	46,800	—	—		46,800

Investment Companies	389,657	—	—		389,657

Repurchase Agreements	—	2,162,032	—		2,162,032

Total	$593,838,351	$2,162,032	$—		$596,000,383

(a)	Includes internally fair valued securities currently priced at zero ($0).

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

**	Represents less than 0.05%.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	16

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

17	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

ASSETS:

Investments, at identified cost	$60,661,482		$140,310,642	(a)

Investments in securities, at value	$80,306,535		$596,000,383	(b),(c)

Cash denominated in foreign currencies	11,800	(d)	—

Income receivable	114,946		301,899

Foreign tax reclaim receivable	5,030		258

Receivable for shares sold	2,852		63,436

Receivable for investments sold	239,224		392,112

Prepaid assets	20,253		19,131

TOTAL ASSETS	80,700,640		596,777,219

LIABILITIES:

Collateral for securities on loan	—		2,162,032

Due to custodian	13,841		89,917

Payable for shares redeemed	14,089		31,111

Payable for Trustees’ fees	3,640		3,640

Payable for administration fees	1,995		14,662

Payable for distribution services fees	7,681		—

Payable for investment advisory fees	3,540		72,933

Other accrued expenses	63,881		106,085

TOTAL LIABILITIES	108,667		2,480,380

NET ASSETS	$80,591,973		$594,296,839

NET ASSETS CONSIST OF:

Paid-in capital	$60,326,515		$108,561,498

Distributable earnings (loss)	20,265,458		485,735,341

TOTAL NET ASSETS	$80,591,973		$594,296,839

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Class A

Net Assets	$35,388,847		$—

Shares outstanding (unlimited shares authorized)	2,596,636		—

Net Asset Value per share	$13.63		$—

Offering Price per share*	$14.42	**	$—

Class I

Net Assets	$45,203,126		$594,296,839

Shares outstanding (unlimited shares authorized)	3,303,149		18,125,170

Net Asset Value and Offering Price per share	$13.68		$32.79

(a)	Includes $197,846 of investments in affiliated issuers.
(b)	Includes $452,242 of investments in affiliated issuers.
(c)	Including $2,078,514 of securities on loan (Note 2).
(d)	Cost of cash denominated in foreign currencies was $11,819.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	18

Six Months Ended October 31, 2024 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:

Dividends	$1,262,660 (a)	$3,869,358	(a),(b)

Securities lending income, net	646	12,121

TOTAL INVESTMENT INCOME	1,263,306	3,881,479

EXPENSES:

Investment advisory fees	159,114	729,279

Administration fees	11,383	83,326

Portfolio accounting and administration fees	17,828	71,975

Custodian fees	1,162	14,466

Transfer and dividend disbursing agent fees and expenses	13,766	6,738

Trustees’ fees	38,347	38,347

Professional fees	56,358	54,502

Distribution services fee—Class A	43,810	—

Shareholder services fee—Class A	43,810	—

Share registration costs	15,407	11,769

Printing and postage	7,535	10,783

Miscellaneous	15,307	29,833

TOTAL EXPENSES	423,827	1,051,018

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(137,315)	(321,739)

Waiver of shareholder services fee—Class A	(43,810)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(181,125)	(321,739)

Net expenses	242,702	729,279

Net investment income	1,020,604	3,152,200

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on unaffiliated investments	711,556	12,843,230

Net realized gain (loss) on foreign currency transactions	(413)	—

Net realized gain (loss)	711,143	12,843,230

Net change in unrealized appreciation (depreciation) on unaffiliated investments	6,899,338	57,637,677

Net change in unrealized appreciation (depreciation) on affiliated investments	—	116,824

Net change in unrealized appreciation (depreciation) on foreign currency transactions	73	—

Net change in unrealized appreciation (depreciation)	6,899,411	57,754,501

Net realized and unrealized gain (loss)	7,610,554	70,597,731

Change in net assets resulting from operations	$8,631,158	$73,749,931

(a)	Net of foreign withholding taxes withheld of $2,275 and $491, respectively.
(b)	Includes $6,272 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

19	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$1,020,604	$1,434,608	$3,152,200	$6,824,777
Net realized gain (loss)	711,143	(295,778)	12,843,230	42,994,124
Net change in unrealized appreciation (depreciation)	6,899,411	8,707,508	57,754,501	58,368,656

Change in net assets resulting from operations	8,631,158	9,846,338	73,749,931	108,187,557

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(454,215)	(826,350)	—	—
Class I	(610,570)	(548,863)	(3,316,585)	(33,703,643)

Total distributions to shareholders	(1,064,785)	(1,375,213)	(3,316,585)	(33,703,643)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	212,832	308,957	—	—
Class I	2,123,972	36,819,880	16,718,762	33,146,398
Distributions reinvested
Class A	449,877	819,199	—	—
Class I	218,515	214,970	1,058,915	24,031,367
Cost of shares redeemed
Class A	(1,655,544)	(3,592,717)	—	—
Class I	(2,808,052)	(4,653,086)	(32,428,310)	(104,114,168)

Change in net assets resulting from share transactions	(1,458,400)	29,917,203	(14,650,633)	(46,936,403)

Change in net assets	6,107,973	38,388,328	55,782,713	27,547,511

NET ASSETS:
Beginning of period	74,484,000	36,095,672	538,514,126	510,966,615

End of period	$80,591,973	$74,484,000	$594,296,839	$538,514,126

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	16,034	26,911	—	—
Class I	162,653	3,448,167	529,779	1,217,755
Distributions reinvested
Class A	34,268	70,098	—	—
Class I	16,585	18,081	33,378	898,130
Shares redeemed
Class A	(124,609)	(310,180)	—	—
Class I	(211,543)	(386,265)	(1,026,363)	(3,786,753)

Net change resulting from share transactions	(106,612)	2,866,812	(463,206)	(1,670,868)

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	20

For a share outstanding throughout each period:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$12.38		$11.49	$11.67	$11.55		$9.54	$10.54
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.30	0.30	0.31		0.29	0.40
Net Realized and Unrealized Gain (Loss)	1.26		0.89	(0.12)	0.15		2.04	(1.02)

Total Income (Loss) From Operations	1.42		1.19	0.18	0.46		2.33	(0.62)

Less Distributions From:
Net Investment Income	(0.17)		(0.29)	(0.29)	(0.34)		(0.32)	(0.38)
Net Realized Gains	—		(0.01)	(0.07)	—		—	—

Total Distributions	(0.17)		(0.30)	(0.36)	(0.34)		(0.32)	(0.38)

Net Asset Value, End of Period	$13.63		$12.38	$11.49	$11.67		$11.55	$9.54

Total Return(b)	11.55%		10.52%	1.69%	3.99%		24.86%	(6.17)%
Net Assets, End of Period (000’s)	$35,389		$33,055	$33,151	$35,124		$37,388	$32,708
Ratios to Average Net Assets
Gross Expense(c)	1.35	%(d)	1.56%	1.76%	1.85%		1.69%	1.68%
Net Expense(c),(e)	0.75	%(d)	0.75%	0.75%	0.67%		0.60%	0.60%
Net Investment Income	2.43	%(d)	2.59%	2.58%	2.61%		2.81%	3.86%
Portfolio Turnover Rate	6%		20%	10%	66	%(f)	12%	14%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$12.42		$11.53	$11.69	$11.56		$9.55	$10.54
Income (Loss) From Operations:
Net Investment Income(a)	0.18		0.32	0.32	0.34		0.32	0.44
Net Realized and Unrealized Gain (Loss)	1.27		0.89	(0.10)	0.15		2.03	(1.02)

Total Income (Loss) From Operations	1.44		1.21	0.22	0.49		2.35	(0.58)

Less Distributions From:
Net Investment Income	(0.18)		(0.31)	(0.31)	(0.36)		(0.34)	(0.41)
Net Realized Gains	—		(0.01)	(0.07)	—		—	—

Total Distributions	(0.18)		(0.32)	(0.38)	(0.36)		(0.34)	(0.41)

Net Asset Value, End of Period	$13.68		$12.42	$11.53	$11.69		$11.56	$9.55

Total Return(b)	11.69%		10.67%	2.03%	4.25%		25.09%	(5.83)%
Net Assets, End of Period (000’s)	$45,203		$41,429	$2,945	$633		$629	$498
Ratios to Average Net Assets
Gross Expense(c)	0.85	%(d)	0.88%	1.25%	1.37%		1.38%	1.44%
Net Expense(c),(e)	0.50	%(d)	0.50%	0.50%	0.42%		0.35%	0.35%
Net Investment Income	2.67	%(d)	2.74%	2.78%	2.82%		3.06%	4.20%
Portfolio Turnover Rate	6%		20%	10%	66	%(f)	12%	14%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(f)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

21	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$28.97		$25.22	$27.84	$30.08	$22.08	$23.36
Income (Loss) From Operations:
Net Investment Income(a)	0.17		0.35	0.36	0.33	0.35	0.39
Net Realized and Unrealized Gain (Loss)	3.83		5.18	(0.04)	(0.80)	10.11	(0.32)

Total Income (Loss) From Operations	4.00		5.53	0.32	(0.47)	10.46	0.07

Less Distributions From:
Net Investment Income	(0.18)		(0.35)	(0.34)	(0.33)	(0.37)	(0.41)
Net Realized Gains	—		(1.43)	(2.60)	(1.44)	(2.09)	(0.94)

Total Distributions	(0.18)		(1.78)	(2.94)	(1.77)	(2.46)	(1.35)

Net Asset Value, End of Period	$32.79		$28.97	$25.22	$27.84	$30.08	$22.08

Total Return(b)	13.83%		22.55%	1.72%	(2.24)%	49.12%	0.09%
Net Assets, End of Period (000’s)	$594,297		$538,514	$510,967	$553,649	$623,538	$467,392
Ratios to Average Net Assets
Gross Expense(c)	0.36	%(d)	0.37%	0.37%	0.53%	0.80%	0.86%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.08	%(d)	1.28%	1.42%	1.07%	1.34%	1.69%
Portfolio Turnover Rate	3%		7%	13%	9%	14%	26%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	22

Wilmington Funds

October 31, 2024 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (“NAV”) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

23	NOTES TO FINANCIAL STATEMENTS (continued)

fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
Enhanced Dividend Income Strategy Fund
Bank of Montreal	$91	$91	$—	$—
Citigroup Global Markets Ltd.	91	91	—	—
Daiwa Capital Markets America, Inc.	10	10	—	—
Deutsche Bank Securities, Inc.	91	91	—	—
HSBC Securities USA, Inc.	91	91	—	—
Nomura Securities International, Inc.	91	91	—	—

	$465	$465	$—	$—

Large-Cap Strategy Fund
Bank of Montreal	$408,624	$408,624	$—	$—
Daiwa Capital Markets America, Inc.	118,912	118,912	—	—
Deutsche Bank Securities, Inc.	408,624	408,624	—	—
HSBC Securities USA, Inc.	408,624	408,624	—	—
Nomura Securities International, Inc.	408,624	408,624	—	—
TD Securities, Inc.	408,624	408,624	—	—

	$2,162,032	$2,162,032	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	24

recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2024, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Large-Cap Strategy Fund	$2,078,514	$2,078,514	$—

(1)	Collateral with a value of $2,162,032 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2024.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

25	NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 60,700,598	$ 20,107,676	$(501,739)	$ 19,605,937
Large-Cap Strategy Fund	148,838,456	460,675,520	(13,513,593)	447,161,927

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2024, character of capital loss carryforwards were as follows:

Fund	Long-Term No Expiration	Total Capital Loss Carryforwards

Enhanced Dividend Income Strategy Fund	$(261,470)	$(261,470)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%
Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	26

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2024, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Enhanced Dividend Income Strategy Fund	$440

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges.

For the six months ended October 31, 2024, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges

Enhanced Dividend Income Strategy Fund	$8

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2024 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/24	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/24	Number of Shares 10/31/24	Dividend Income	Capital Gain Distributions

Large-Cap Strategy Fund

Common Stock - 0.0%
M&T Bank Corp.	$335,418	$—	$—	$—	$116,824	$452,242	2,323	$6,272	$—

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

27	NOTES TO FINANCIAL STATEMENTS (continued)

The Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2024 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$2,158

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2024 were as follows:

Fund	Purchases	Sales

Enhanced Dividend Income Strategy Fund	$ 4,932,695	$ 6,258,209
Large-Cap Strategy Fund	16,051,186	30,723,477

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 28, 2024. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the statement of operations. The LOC expires on March 26, 2025.

The Funds did not utilize the LOC during the six months ended October 31, 2024.

9.	NEW REGULATORY PRONOUNCEMENT

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed on or after July 24, 2024.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	28

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

29

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 23-24, 2024 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 19, 2024 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; and potential fall-out benefits to the Sub-Adviser; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	30

from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance generally in line with the peer group average for the one- and three-year periods ended June 30, 2024, and above the peer group average for the five-year period ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Enhanced Dividend Income Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2024. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation, consistent with its investment objective, to higher-paying dividend stocks, which lagged lower-and non-dividend paying stocks during the periods. The Board considered that the Fund’s strategy tends to underperform when lower-yielding and lower quality stocks are favored, and that the Fund outperformed its benchmark for the one- and three-year periods ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

31

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 21, 2024

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

32

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 21, 2024. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
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Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
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9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
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Wilmington, DE 19890
Custodian
The Bank of New York
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WT-SAR-EQ-1024

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON
FUNDS

October 31, 2024 (unaudited)

PRESIDENT'S MESSAGE AND

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

WILMINGTON FUNDS

Equity Fund

Wilmington International Fund

Alternatives Fund

Wilmington Global Alpha Equities Fund

Asset Allocation Fund

Wilmington Real Asset Fund

Wilmington International Fund (“International Fund”)

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

Wilmington Real Asset Fund (“Real Asset Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2024, through October 31, 2024.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

Overall, the semi-annual fiscal period between May and October was strong from both a markets and economic perspective. In the U.S., Gross Domestic Product (“GDP”) logged a +2.8% quarter-over-quarter increase (July-September), anchored by strong domestic consumption and an expansion of government spending. U.S. consumers continued to support the economy as shown by retail sales figures that surprised to the upside in five out of six months. The aggregate pace of retail sales on a year-over-year basis, however, continued to normalize, supporting our baseline economic view of a “soft landing”. Waning inflation pressure was another major development during the period with the Federal Reserve’s (the “Fed”) preferred gauge of inflation, the Personal Consumption Expenditures Price Index (“PCE”), increasing just 2.1% year-over-year in September, essentially right at the Fed’s target. Core inflation continued to run slightly higher than target, driven almost entirely by the shelter component, which typically lags price changes in real-time indices like Zillow. The labor market, arguably the biggest focus for both the Fed and investors during the period, showed signs of slowing as the trend of net new jobs added to the U.S. economy’s continued decline. Labor demand was also an area of concern as job openings remained on a steep downward trajectory which, if continued unabated, would slow real income and weigh on consumer demand. Taken together, a soft landing for the U.S. economy remains our base case, but the probability of a recession in 2025 has, in our opinion, moved up slightly to approximately 35%.

The interest rate environment remained dynamic as the Fed began loosening monetary policy during the period. The Fed cut their target rate by 50 basis points1 in September as Fed Chair Powell messaged the large rate move as a “recalibration” of policy, while insisting the Federal Open Market Committee (“FOMC”) was not concerned about the economy. The FOMC’s new interest rate projections showed expectations of an additional 50 basis points of cuts in 2024 followed by a slower pace next year, with another 100 basis points of cuts in 2025.

Aside from the economic backdrop, the U.S. presidential election was a major focal point for investors as they attempted to read through the broad policy proposals of both candidates. The election cycle itself was unprecedented in many regards. The incumbent, President Joe Biden stepped out of the race in late-July following pressure from Democratic leaders and donors. Vice President Kamala Harris took his place, proposing to roll back the Trump-era tax cuts while expanding the child tax credit and targeting corporate price gouging. Former-President Trump campaigned on the key pillars of broad-based tariffs on China and other trading partners, mass deportations of illegal immigrants, and full extension of the expiring provisions in the 2017 Tax Cuts and Jobs Act. The broad range of potential outcomes led to increased volatility as the market attempted to price in the election’s impact on economic growth, the fiscal deficit, and the path of interest rates.

Abroad, the economic picture remained murky as GDP growth in Europe expanded by a meager 0.4% from July to September. Price pressure has essentially disappeared from the economy with September inflation data revised down to 1.7% year-over-year, much lower than the European Central Bank (“ECB”) expected and signaling potential stagnation. Additionally, incoming data on economic activity across Europe’s largest economies continues to surprise to the downside suggesting that countries such as Germany and France are flirting with recession. Due to the impending economic challenges, the ECB cut rates, starting in June, by 110 basis points during the period. Overall, the outlook for weak growth, low inflation, and the failure of the long-awaited consumer-led recovery dims the investment prospects across the European continent. We remain underweight to developed international economies across our portfolios.

In Japan, there were several major headlines during the period but none more impactful than the rapid unwinding of the yen carry trade in early-August. The violent unwinding, sparked by the surprise rate hike from the Bank of Japan , reverberated across global equity markets leading to substantial and rapid losses. In China, the People’s Bank of China announced a comprehensive stimulus package in September to support the general economy, property markets, and equity markets. Chinese consumer confidence remains at the lowest level on record due to the bleak outlook in the job market and wealth shrinkage from falling property prices.

PRESIDENT’S MESSAGE / October 31, 2024

ii

Bond markets

Fixed income markets improved significantly during the period as yields pushed lower across the curve. The 10-year Treasury yield declined 37 basis points to 4.3% while the 2-year Treasury yield dropped 87 basis points ending the period at 4.17%. Overall, the Bloomberg U.S. Aggregate Bond Index advanced 5.3% as markets continued to price a looser monetary policy backdrop. As for yield curve slopes, the 10y-minus-2y disinverted for the first time in two years, ending at +14 bps. The 10y-minus-3m slope remained in inverted territory but re-steepened substantially. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 135.2 compared to its five-year average of 83.9.

For the six-month period May 1, 2024 to October 31, 2024, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

4.78%	5.31%	5.74%	2.46%	6.86%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

U.S. equity market performance was robust with large-cap and small-cap stocks both delivering strong returns. Overall, the S&P 500 gained 14.08% as breadth in the market improved substantially. Utilities and real estate were the best performing sectors in the index followed by technology and financials. Energy was the only S&P 500 sector to decline during the semi-annual period. Elsewhere, U.S. small-cap stocks (as measured by the Russell 2000 Index) advanced 12.05%, benefitting from a lower interest rate environment and a beneficial valuation backdrop. Returns in international indices lagged the U.S. market as the MSCI EAFE (Net) Index was up 3.66% and the MSCI Emerging Markets (Net) Index returned 8.59%.

For the six-month period May 1, 2024 to October 31, 2024, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]

14.08%	12.05%	3.66%	8.59%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2024

October 31, 2024 / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2024

1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

October 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 93.0%

AUSTRALIA – 3.1%

ANZ Group Holdings Ltd.	38,259	$779,738

Aristocrat Leisure Ltd.	9,990	401,994

BHP Group Ltd.	62,057	1,724,104

BlueScope Steel Ltd.	8,980	119,330

Brambles Ltd.	25,443	306,334

Coles Group Ltd.	20,168	232,769

Commonwealth Bank of Australia	20,023	1,867,633

Fortescue Ltd.	23,718	297,017

Goodman Group	27,977	668,077

Insurance Australia Group Ltd.	47,989	235,648

Macquarie Group Ltd.	5,602	847,842

Mirvac Group#	136,263	190,487

National Australia Bank Ltd.	38,756	982,276

Northern Star Resources Ltd.	28,594	331,816

QBE Insurance Group Ltd.	8,349	94,261

REA Group Ltd.#	2,210	326,715

Rio Tinto Ltd.	5,759	452,183

Rio Tinto PLC	57,303	3,703,380

SEEK Ltd.#	15,838	257,308

Stockland	72,469	245,063

Suncorp Group Ltd.	27,516	322,770

Telstra Group Ltd.	68,738	172,080

Transurban Group	44,965	374,736

Wesfarmers Ltd.	13,883	610,728

Westpac Banking Corp.	44,968	944,409

WiseTech Global Ltd.	1,687	129,525

Woolworths Group Ltd.	16,315	319,989

TOTAL AUSTRALIA		$16,938,212

AUSTRIA – 1.3%

BAWAG Group AG*	40,818	3,163,788

Erste Group Bank AG	43,653	2,469,264

Wienerberger AG	55,926	1,689,029

TOTAL AUSTRIA		$7,322,081

BELGIUM – 0.8%

KBC Group NV	27,467	2,000,729

UCB SA	13,433	2,586,505

TOTAL BELGIUM		$4,587,234

BRAZIL – 1.3%

Atacadao SA*	657,000	845,557

Banco BTG Pactual SA	135,529	762,173

Cyrela Brazil Realty SA Empreendimentos e Participacoes	175,400	661,744

Localiza Rent a Car SA	154,967	1,127,759

PRIO SA	179,800	1,275,822

Rede D’Or Sao Luiz SA	212,500	1,081,449

Vale SA	66,624	713,964

Description	Number of Shares	Value

Wheaton Precious Metals Corp.	11,615	$767,048

TOTAL BRAZIL		$7,235,516

CANADA – 6.1%

Agnico Eagle Mines Ltd.	5,620	485,088

Alimentation Couche-Tard, Inc.	12,384	645,816

AltaGas Ltd.	8,679	207,383

ARC Resources Ltd.	17,035	282,132

Bank of Montreal	9,377	854,493

Bank of Nova Scotia (The)	76,850	3,956,891

Brookfield Asset Management Ltd., Class A	7,196	381,778

Brookfield Corp.	14,929	791,617

CAE, Inc.*	6,357	111,859

Canadian Imperial Bank of Commerce	12,919	808,255

Canadian National Railway Co.	7,461	805,660

Canadian Natural Resources Ltd.	31,957	1,086,770

Canadian Pacific Kansas City Ltd.	11,284	870,481

Capstone Copper Corp.*	36,045	249,300

CGI, Inc.*	3,392	375,755

Constellation Software, Inc.	199	600,143

Dollarama, Inc.	4,674	486,383

Enbridge, Inc.	91,916	3,712,684

Fortis, Inc.	11,745	508,063

Franco-Nevada Corp.	2,441	324,017

Gildan Activewear, Inc.	4,385	214,597

iA Financial Corp., Inc.	2,791	227,393

Imperial Oil Ltd.	4,192	312,816

Ivanhoe Mines Ltd., Class A*	17,856	236,097

Keyera Corp.	8,062	247,589

Loblaw Cos. Ltd.	3,003	379,681

Magna International, Inc.	5,754	227,168

Manulife Financial Corp.	31,127	909,208

MEG Energy Corp.	2,626	47,999

National Bank of Canada	3,628	346,033

Nutrien Ltd.	6,228	296,963

Pembina Pipeline Corp.	14,023	586,663

Power Corp. of Canada	5,799	183,297

RB Global, Inc.	1,244	105,401

Restaurant Brands International, Inc.	4,412	306,861

Rogers Communications, Inc., Class B	5,947	215,994

Royal Bank of Canada	49,888	6,033,426

Saputo, Inc.	5,555	105,965

Shopify, Inc., Class A*	13,789	1,078,678

Sun Life Financial, Inc.	8,607	477,222

Suncor Energy, Inc.	10,878	410,635

TC Energy Corp.	14,970	696,274

TFI International, Inc.	600	80,294

Thomson Reuters Corp.	2,219	363,222

Toronto-Dominion Bank (The)	21,549	1,191,243

Tourmaline Oil Corp.	7,197	331,796

WSP Global, Inc.	1,407	251,489

TOTAL CANADA		$33,408,572

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	2

Wilmington International Fund (continued)

Description	Number of Shares	Value

CAYMAN ISLANDS – 0.1%

Patria Investments Ltd., Class A	60,077	$699,296

CHILE – 0.2%

Lundin Mining Corp.	100,364	975,996

CHINA – 6.8%

Alibaba Group Holding Ltd.	85,228	1,042,536

Alibaba Group Holding Ltd., ADR	43,729	4,284,567

China Tower Corp. Ltd., Class H	7,336,000	989,855

DiDi Global, Inc., ADR*	318,371	1,585,488

Fuyao Glass Industry Group Co. Ltd., Class H	47,872	338,627

Fuyao Glass Industry Group Co. Ltd., Class A	156,670	1,252,553

Kanzhun Ltd., ADR	98,659	1,435,488

KE Holdings, Inc., ADR	48,071	1,054,197

Kunlun Energy Co. Ltd.	648,000	614,539

Kweichow Moutai Co. Ltd., Class A	5,500	1,180,319

Meituan, Class B*	166,528	3,935,119

Midea Group Co. Ltd., Class A	105,600	1,057,702

NetEase, Inc., ADR	32,192	2,591,778

NetEase, Inc.	13,400	215,590

PDD Holdings, Inc., ADR*	15,870	1,913,763

PICC Property & Casualty Co. Ltd., Class H	3,110,000	4,717,779

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	211,800	576,193

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,800	778,650

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	26,700	592,840

Tencent Holdings Ltd.	97,110	5,063,522

Will Semiconductor Co. Ltd. Shanghai, Class A	96,540	1,451,095

Zai Lab Ltd., ADR*,#	22,382	676,384

Zai Lab Ltd.*,#	80,800	246,369

TOTAL CHINA		$37,594,953

DENMARK – 0.9%

Novo Nordisk A/S, Class B	29,778	3,340,050

Pandora A/S	12,254	1,852,759

TOTAL DENMARK		$5,192,809

FINLAND – 0.4%

Wartsila OYJ Abp	107,668	2,062,106

FRANCE – 7.6%

AXA SA	120,712	4,532,409

Bureau Veritas SA	161,577	5,124,403

Capgemini SE	10,817	1,876,542

Cie de Saint-Gobain SA	32,615	2,957,690

Cie Generale des Etablissements Michelin SCA	58,081	1,962,878

Dassault Aviation SA	7,313	1,476,594

Elis SA#	103,633	2,357,575

Engie SA	196,390	3,291,794

LVMH Moet Hennessy Louis Vuitton SE	2,535	1,687,602

Pernod Ricard SA	16,199	2,021,127

Publicis Groupe SA	18,250	1,939,671

Rexel SA	46,308	1,275,853

Technip Energies NV	82,758	2,066,247

Thales SA	13,481	2,173,118

TotalEnergies SE	80,083	5,025,665

Description	Number of Shares	Value

Vinci SA	18,420	$2,063,422

TOTAL FRANCE		$41,832,590

GERMANY – 4.1%

Brenntag SE	79,141	5,162,612

Daimler Truck Holding AG	43,667	1,805,660

Hensoldt AG	36,719	1,249,343

Rheinmetall AG	4,109	2,115,461

SAP SE	9,668	2,257,334

Siemens AG	20,284	3,946,249

Talanx AG	55,319	4,263,338

United Internet AG	84,536	1,730,740

TOTAL GERMANY		$22,530,737

GREECE – 0.5%

Hellenic Telecommunications Organization SA	122,717	2,027,787

Piraeus Financial Holdings SA	181,532	683,983

TOTAL GREECE		$2,711,770

HONG KONG – 1.7%

AIA Group Ltd.	566,941	4,474,479

CK Asset Holdings Ltd.	61,108	249,807

CLP Holdings Ltd.	29,581	251,279

Futu Holdings Ltd., ADR*	1,353	128,521

Hong Kong & China Gas Co. Ltd.	326,944	253,240

Hong Kong Exchanges & Clearing Ltd.	49,640	1,987,604

Jardine Matheson Holdings Ltd.	4,463	171,487

Prudential PLC	145,120	1,208,102

Sun Hung Kai Properties Ltd.	27,270	295,279

Techtronic Industries Co. Ltd.	25,522	369,187

TOTAL HONG KONG		$9,388,985

HUNGARY – 0.5%

MOL Hungarian Oil & Gas PLC	70,882	491,888

OTP Bank Nyrt	44,156	2,198,351

TOTAL HUNGARY		$2,690,239

INDIA – 1.6%

HDFC Bank Ltd., ADR	39,406	2,483,760

ICICI Bank Ltd., ADR	100,342	3,051,400

Infosys Ltd., ADR#	94,673	1,979,613

MakeMyTrip Ltd.*	9,824	997,038

TOTAL INDIA		$8,511,811

INDONESIA – 0.5%

Bank Central Asia Tbk PT	3,142,300	2,048,714

Bank Mandiri Persero Tbk PT	2,264,800	961,451

TOTAL INDONESIA		$3,010,165

IRELAND – 0.7%

AIB Group PLC	340,309	1,824,412

Kerry Group PLC, Class A	18,517	1,849,393

TOTAL IRELAND		$3,673,805

ISRAEL – 0.2%

Bank Hapoalim BM	29,227	304,523

Bank Leumi Le-Israel BM	39,836	404,715

Check Point Software Technologies Ltd.*	1,411	244,400

Nice Ltd.*	1,001	173,933

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Wix.com Ltd.*	591	$98,768

TOTAL ISRAEL		$1,226,339

ITALY – 0.7%

FinecoBank Banca Fineco SpA	216,103	3,449,901

Wizz Air Holdings PLC*,#	33,621	598,967

TOTAL ITALY		$4,048,868

JAPAN – 13.9%

77 Bank Ltd. (The)	14,117	363,424

ABC-Mart, Inc.	15,549	304,664

Adastria Co. Ltd.	13,811	319,190

ADEKA Corp.	40,613	732,684

Aisin Corp.	26,829	278,951

ARE Holdings, Inc.	48,024	587,951

Asahi Group Holdings Ltd.	88,937	1,067,713

ASKUL Corp.	45,623	575,299

Astellas Pharma, Inc.	260,497	3,049,985

BIPROGY Inc	17,635	556,490

Canon Marketing Japan, Inc.	16,804	504,776

Chugai Pharmaceutical Co. Ltd.	5,470	260,271

Dai-ichi Life Holdings, Inc.	37,179	926,884

Daiichi Sankyo Co. Ltd.	58,132	1,892,094

Daito Trust Construction Co. Ltd.	6,437	711,311

dip Corp.	40,404	710,221

en Japan, Inc.	26,987	429,809

Fast Retailing Co. Ltd.	1,965	628,253

Fuji Corp.	41,603	612,179

Fuso Chemical Co. Ltd.	29,680	723,880

Future Corp.	52,833	676,489

Hikari Tsushin, Inc.	2,856	576,433

Hitachi Ltd.	47,720	1,198,958

Honda Motor Co. Ltd.	108,904	1,095,260

Isuzu Motors Ltd.	271,007	3,504,605

ITOCHU Corp.	30,691	1,518,217

Japan Post Holdings Co. Ltd.	38,125	351,745

JGC Holdings Corp.	46,389	398,170

KDDI Corp.	132,473	4,130,428

Keyence Corp.	2,002	903,730

KH Neochem Co. Ltd.	36,907	497,652

Koa Corp.#	24,311	160,951

Kokuyo Co. Ltd.	16,816	270,542

Kyowa Kirin Co. Ltd.	19,298	318,065

LaSalle Logiport REIT	734	698,449

Lintec Corp.	17,780	368,964

M3, Inc.	42,928	441,194

Marubeni Corp.	23,933	357,780

Marui Group Co. Ltd.	27,931	438,581

Mebuki Financial Group, Inc.	100,056	374,250

MISUMI Group, Inc.	55,557	904,221

Mitsubishi Corp.	34,408	629,463

Mitsubishi Estate Co. Ltd.	48,373	715,341

Mitsubishi Gas Chemical Co., Inc.	24,939	433,425

Mitsubishi UFJ Financial Group, Inc.	446,525	4,706,482

Mitsui & Co. Ltd.	26,484	539,947

Mizuho Financial Group, Inc.	9,680	201,063

MS&AD Insurance Group Holdings, Inc.	36,168	800,012

NET One Systems Co. Ltd.	17,780	431,678

Description	Number of Shares	Value

Nichicon Corp.#	49,514	$323,429

Nikon Corp.	33,405	413,828

Nintendo Co. Ltd.	10,693	564,836

Nippon Soda Co. Ltd.	20,380	339,447

Nippon Telegraph & Telephone Corp.	471,201	454,631

NOF Corp.	30,380	493,569

OKUMA Corp.	8,275	167,287

Open Up Group, Inc.	35,075	462,262

Optorun Co. Ltd.	34,834	434,996

OSG Corp.	28,894	341,037

Recruit Holdings Co. Ltd.	15,282	933,158

Rohm Co. Ltd.	54,678	602,816

Roland Corp.	17,824	455,949

Sankyu, Inc.	9,447	328,138

Sega Sammy Holdings, Inc.	21,471	404,066

Sekisui Chemical Co. Ltd.	42,670	602,198

Sekisui House Ltd.	23,114	558,239

Shimamura Co. Ltd.	8,482	436,619

Shin-Etsu Chemical Co. Ltd.	58,212	2,133,118

Shionogi & Co. Ltd.	54,693	781,167

SoftBank Group Corp.	10,590	631,360

Sony Group Corp.	178,849	3,147,298

Stanley Electric Co. Ltd.	12,085	206,693

Sumitomo Mitsui Financial Group, Inc.	38,642	819,772

Sumitomo Mitsui Trust Group, Inc.	48,046	1,053,664

Suzuki Motor Corp.	42,094	417,713

T&D Holdings, Inc.	32,870	524,679

TechnoPro Holdings, Inc.	39,982	713,614

THK Co. Ltd.	31,554	520,939

TIS, Inc.	13,919	347,091

Tokio Marine Holdings, Inc.	82,615	2,975,476

Tokyo Electron Ltd.	18,820	2,769,421

Tokyo Seimitsu Co. Ltd.	11,645	626,609

Toyota Industries Corp.	4,587	317,980

Toyota Motor Corp.	105,665	1,820,650

Toyota Tsusho Corp.	18,848	320,392

Ulvac, Inc.	6,779	316,969

Ushio, Inc.	39,315	541,211

Valqua Ltd.	20,217	433,727

Yamaha Corp.	52,216	421,658

Yamaha Motor Co. Ltd.	298,987	2,613,452

Yamato Holdings Co. Ltd.	15,178	160,981

Yamato Kogyo Co. Ltd.	7,987	381,496

TOTAL JAPAN		$76,191,759

KAZAKHSTAN – 0.3%

Kaspi.KZ JSC, ADR	12,884	1,419,044

MACAO – 0.0%**

Galaxy Entertainment Group Ltd.	50,313	223,922

MEXICO – 0.5%

Corp Inmobiliaria Vesta SAB de CV, ADR	53,131	1,384,594

Fibra Uno Administracion SA de CV	521,744	601,024

Grupo Financiero Banorte SAB de CV, Class O	78,700	549,262

TOTAL MEXICO		$2,534,880

NETHERLANDS – 2.5%

Aalberts NV	31,936	1,152,421

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	4

Wilmington International Fund (continued)

Description	Number of Shares	Value

ASML Holding NV	3,685	$2,480,490

Heineken NV#	17,723	1,453,582

ING Groep NV	139,015	2,359,139

Koninklijke KPN NV	600,285	2,346,918

Koninklijke Philips NV*	87,970	2,314,387

Wolters Kluwer NV	9,631	1,618,814

TOTAL NETHERLANDS		$13,725,751

NEW ZEALAND – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	12,644	270,975

Xero Ltd.*	2,849	276,796

TOTAL NEW ZEALAND		$547,771

NORWAY – 1.0%

DNB Bank ASA	97,387	2,018,149

Equinor ASA	152,606	3,626,256

TOTAL NORWAY		$5,644,405

PERU – 0.2%

Credicorp Ltd.	5,961	1,097,599

PHILIPPINES – 0.2%

Ayala Land, Inc.	1,739,500	975,811

POLAND – 0.1%

Allegro.eu SA*	51,236	450,853

PORTUGAL – 0.3%

Jeronimo Martins SGPS SA	70,933	1,376,073

SINGAPORE – 0.8%

CapitaLand Ascendas REIT	176,551	357,782

DBS Group Holdings Ltd.	28,686	831,745

Grab Holdings Ltd., Class A*	327,070	1,334,446

Keppel Ltd.	46,288	222,852

Oversea-Chinese Banking Corp. Ltd.	55,874	641,048

Sea Ltd., ADR*	4,019	377,987

Singapore Telecommunications Ltd.	177,292	418,273

TOTAL SINGAPORE		$4,184,133

SOUTH AFRICA – 1.7%

Anglo American PLC	165,357	5,126,136

FirstRand Ltd.	163,318	717,570

Naspers Ltd., Class N	15,813	3,737,362

TOTAL SOUTH AFRICA		$9,581,068

SOUTH KOREA – 2.8%

BGF retail Co. Ltd.	4,982	416,845

Coupang, Inc.*	91,682	2,364,479

HD Hyundai Marine Solution Co. Ltd.	5,668	557,587

Hyundai Motor Co.	12,907	1,988,071

Samsung Electronics Co. Ltd.	129,904	5,515,852

SK Hynix, Inc.	26,649	3,488,723

SK Telecom Co. Ltd.	25,648	1,052,576

TOTAL SOUTH KOREA		$15,384,133

SPAIN – 1.9%

Bankinter SA	216,732	1,768,188

Iberdrola SA	196,206	2,914,550

Description	Number of Shares	Value

Industria de Diseno Textil SA#	98,350	$5,607,394

TOTAL SPAIN		$10,290,132

SWEDEN – 1.2%

AAK AB	52,561	1,508,854

Alfa Laval AB	41,939	1,856,628

Trelleborg AB, Class B	43,657	1,452,256

Volvo AB, Class B	69,153	1,801,217

TOTAL SWEDEN		$6,618,955

SWITZERLAND – 3.3%

ABB Ltd.	38,329	2,129,986

Novartis AG	85,270	9,252,331

Sulzer AG	10,303	1,588,350

UBS Group AG	174,547	5,339,041

TOTAL SWITZERLAND		$18,309,708

TAIWAN – 5.5%

ASPEED Technology, Inc.	15,244	1,933,048

Delta Electronics, Inc.	148,363	1,832,414

Largan Precision Co. Ltd.	10,706	749,856

Realtek Semiconductor Corp.	186,000	2,729,080

Taiwan Semiconductor Manufacturing Co. Ltd.	640,000	20,070,072

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,570	1,061,308

Unimicron Technology Corp.	321,000	1,567,696

TOTAL TAIWAN		$29,943,474

THAILAND – 0.5%

PTT Exploration & Production PCL	359,400	1,349,845

True Corp. PCL, NVDR*	3,860,624	1,405,902

TOTAL THAILAND		$2,755,747

TURKEY – 0.1%

KOC Holding AS	165,033	813,857

UNITED ARAB EMIRATES – 1.0%

Abu Dhabi Islamic Bank PJSC	1,216,362	4,169,301

Americana Restaurants International PLC - Foreign Co.	858,674	526,987

Burjeel Holdings PLC	828,284	512,812

TOTAL UNITED ARAB EMIRATES		$5,209,100

UNITED KINGDOM – 10.3%

AstraZeneca PLC	17,917	2,549,475

Babcock International Group PLC	380,496	2,318,253

BAE Systems PLC	291,280	4,694,650

Beazley PLC	188,496	1,837,509

British American Tobacco PLC	61,904	2,164,728

Bunzl PLC	51,649	2,273,825

Genuit Group PLC	326,691	1,975,189

HSBC Holdings PLC	265,952	2,440,914

Intermediate Capital Group PLC	56,697	1,506,122

National Grid PLC	279,981	3,515,483

QinetiQ Group PLC	341,741	2,017,295

Reckitt Benckiser Group PLC	85,974	5,215,529

Rotork PLC	487,145	1,890,420

RS Group PLC	200,782	1,800,073

Serco Group PLC	760,131	1,717,524

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Smith & Nephew PLC	168,497	$2,094,892

Smiths Group PLC	168,562	3,326,207

Standard Chartered PLC	167,893	1,946,952

Tate & Lyle PLC	325,960	3,145,628

Tesco PLC	537,773	2,374,629

Unilever PLC	92,759	5,658,487

TOTAL UNITED KINGDOM		$56,463,784

UNITED STATES – 5.7%

Alcon AG	18,233	1,674,752

CRH PLC	18,947	1,808,112

CSL Ltd.	5,638	1,058,564

CyberArk Software Ltd.*	404	111,714

GSK PLC	171,364	3,094,590

Haleon PLC	417,454	2,006,312

Holcim AG*	23,834	2,340,516

James Hardie Industries PLC, CDI*	8,627	275,143

Monday.com Ltd.*	461	135,474

Nestle SA	24,222	2,288,801

Philip Morris International, Inc.	35,878	4,761,011

QIAGEN NV*,#	73,786	3,126,941

Roche Holding AG	15,135	4,690,390

Roche Holding AG#	295	100,259

Schneider Electric SE	5,071	1,313,636

Smurfit WestRock PLC	43,159	2,230,928

TOTAL UNITED STATES		$31,017,143

TOTAL COMMON STOCKS (Cost $409,425,082)		$510,401,186

EXCHANGE-TRADED FUNDS – 3.8%

iShares MSCI India ETF*	381,669	20,923,095

Next Funds TOPIX ETF	2,610	47,605

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,121,403)		$20,970,700

PREFERRED STOCK – 0.3%

CHILE – 0.3%

Embotelladora Andina SA, 6.16%	487,032	1,453,872

TOTAL PREFERRED STOCK (Cost $1,056,761)		$1,453,872

MONEY MARKET FUND – 2.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	11,144,017	11,144,017

TOTAL MONEY MARKET FUND (Cost $11,144,017)		$11,144,017

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%
Bank of Montreal, 4.86%, dated 10/31/24, due 11/01/24, repurchase price $2,224,330, collateralized by U.S. Government Agency Securities, 1.71% to 7.62%, maturing 1/01/26 to 12/01/52; total market value of $2,268,511.	$2,224,030	2,224,030

Description	Par Value	Value

Citigroup Global Markets Ltd., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $2,224,330, collateralized by U.S. Government Agency Securities, 2.00% to 7.96%, maturing 2/01/36 to 8/20/67; total market value of $2,268,511.	$2,224,030	$2,224,030

Deutsche Bank Securities, Inc., 4.85%,dated 10/31/24, due 11/01/24,repurchase price $2,224,330,collateralized by U.S. Treasury Securities, 2.88% to 4.50%, maturing 5/15/27 to 5/15/52; total market value of $2,268,511.	2,224,030	2,224,030

HSBC Securities USA, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $901,758, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 5/01/28 to 10/01/54; total market value of $919,669.	901,636	901,636

Nomura Securities International, Inc., 4.85%, dated 10/31/24, due 11/01/24,repurchase price $2,224,330,collateralized by U.S. Government Agency Securities, 2.50% to 6.98%, maturing 7/01/34 to 6/15/59; total market value of $2,268,511.	2,224,030	2,224,030

TD Securities, Inc., 4.86%, dated 10/31/24,due 11/01/24, repurchase price $2,224,330, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 5/01/51 to 10/01/53; total market value of $2,268,511.	2,224,030	2,224,030

TOTAL REPURCHASE AGREEMENTS (Cost $12,021,786)		$12,021,786

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $12,021,786)		$12,021,786

TOTAL INVESTMENTS – 101.3% (Cost $450,769,049)		$555,991,561
COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(12,021,786)
OTHER ASSETS LESS LIABILITIES – 0.9%		5,000,055

TOTAL NET ASSETS – 100.0%		$548,969,830

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	6

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$16,938,212	$—	$16,938,212

Austria	—	7,322,081	—	7,322,081

Belgium	—	4,587,234	—	4,587,234

Brazil	7,235,516	—	—	7,235,516

Canada	33,408,572	—	—	33,408,572

Cayman Islands	699,296	—	—	699,296

Chile	975,996	—	—	975,996

China	13,541,665	24,053,288	—	37,594,953

Denmark	—	5,192,809	—	5,192,809

Finland	—	2,062,106	—	2,062,106

France	—	41,832,590	—	41,832,590

Germany	—	22,530,737	—	22,530,737

Greece	—	2,711,770	—	2,711,770

Hong Kong	128,521	9,260,464	—	9,388,985

Hungary	—	2,690,239	—	2,690,239

India	8,511,811	—	—	8,511,811

Indonesia	—	3,010,165	—	3,010,165

Ireland	—	3,673,805	—	3,673,805

Israel	343,168	883,171	—	1,226,339

Italy	—	4,048,868	—	4,048,868

Japan	—	76,191,759	—	76,191,759

Kazakhstan	1,419,044	—	—	1,419,044

Macao	—	223,922	—	223,922

Mexico	2,534,880	—	—	2,534,880

Netherlands	—	13,725,751	—	13,725,751

New Zealand	—	547,771	—	547,771

Norway	—	5,644,405	—	5,644,405

Peru	1,097,599	—	—	1,097,599

Philippines	—	975,811	—	975,811

Poland	—	450,853	—	450,853

Portugal	—	1,376,073	—	1,376,073

Singapore	1,712,433	2,471,700	—	4,184,133

South Africa	—	9,581,068	—	9,581,068

South Korea	2,364,479	13,019,654	—	15,384,133

Spain	—	10,290,132	—	10,290,132

Sweden	—	6,618,955	—	6,618,955

Switzerland	—	18,309,708	—	18,309,708

Taiwan	1,061,308	28,882,166	—	29,943,474

Thailand	—	2,755,747	—	2,755,747

Turkey	—	813,857	—	813,857

United Arab Emirates	—	5,209,100	—	5,209,100

United Kingdom	—	56,463,784	—	56,463,784

United States	6,816,311	24,200,832	—	31,017,143

Exchange-Traded Funds	20,923,095	47,605	—	20,970,700

Preferred Stock

Chile	1,453,872	—	—	1,453,872

Money Market Fund	11,144,017	—	—	11,144,017

Repurchase Agreements	—	12,021,786	—	12,021,786

Total Investments in Securities	$115,371,583	$440,619,978	$—	$555,991,561

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$ (29,466)	$ —	$—	$ (29,466)

Total Liabilities - Other Financial Instruments	$ (29,466)	$ —	$—	$ (29,466)

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

TOPIX	Tokyo Stock Price Index

At October 31, 2024, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	December 2024	78	$10,513,986	$10,484,520	$—	$(29,466)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(29,466)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2024. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

8

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 90.3%

AEROSPACE & DEFENSE – 1.5%

Austal Ltd.*	10,056	$21,713

Babcock International Group PLC	8,326	50,728

BAE Systems PLC	49,380	795,873

BWX Technologies, Inc.	5,663	689,470

General Dynamics Corp.	371	108,187

HEICO Corp.	146	35,763

Lockheed Martin Corp.	685	374,044

Northrop Grumman Corp.	855	435,212

Rheinmetall AG	610	314,050

TOTAL AEROSPACE & DEFENSE		$2,825,040

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	189	19,475

DSV A/S	2,237	489,691

Expeditors International of Washington, Inc.	3,093	368,067

Sankyu, Inc.	1,406	48,837

SG Holdings Co. Ltd.	3,769	37,797

United Parcel Service, Inc., Class B	553	74,135

Yamato Holdings Co. Ltd.	8,514	90,301

ZTO Express Cayman, Inc.	2,949	68,013

TOTAL AIR FREIGHT & LOGISTICS		$1,196,316

AUTOMOBILE COMPONENTS – 0.7%

Aisin Corp.	3,994	41,527

Bridgestone Corp.	3,076	109,614

Continental AG	1,232	76,889

Fuyao Glass Industry Group Co. Ltd., Class H	43,660	308,833

Hankook Tire & Technology Co. Ltd.	1,551	39,502

Hyundai Mobis Co. Ltd.	659	118,444

Koito Manufacturing Co. Ltd.	5,930	76,787

Nokian Renkaat OYJ	6,446	53,501

Stanley Electric Co. Ltd.	6,327	108,212

Sumitomo Rubber Industries Ltd.	7,481	76,670

Tachi-S Co. Ltd.	3,131	36,149

Tokai Rika Co. Ltd.	4,320	61,078

Toyoda Gosei Co. Ltd.	3,590	60,995

Toyota Boshoku Corp.	5,990	79,962

TS Tech Co. Ltd.	4,876	55,138

Valeo SE	5,454	53,025

TOTAL AUTOMOBILE COMPONENTS		$1,356,326

AUTOMOBILES – 1.0%

Dongfeng Motor Group Co. Ltd., Class H	75,516	23,283

Honda Motor Co. Ltd.	28,343	285,049

Isuzu Motors Ltd.	45,761	591,771

Mercedes-Benz Group AG	3,423	207,950

Nissan Motor Co. Ltd.	28,438	75,760

Renault SA	2,211	101,163

Subaru Corp.	5,749	102,673

Suzuki Motor Corp.	6,266	62,180

Description	Number of Shares	Value

Toyota Motor Corp.	13,151	$226,597

Yadea Group Holdings Ltd.	26,986	46,612

Yamaha Motor Co. Ltd.	6,328	55,313

TOTAL AUTOMOBILES		$1,778,351

BANKS – 6.3%

77 Bank Ltd. (The)	2,101	54,088

ABN AMRO Bank NV	8,985	148,484

AIB Group PLC	19,165	102,744

Axis Bank Ltd., GDR	6,738	464,237

Banco Bradesco SA, ADR	53,849	133,007

Bank of America Corp.	11,143	466,000

Bank of Ireland Group PLC	9,204	85,305

Bank of Nova Scotia (The)	8,276	426,119

Bank of Nova Scotia (The)	7,727	397,863

BNP Paribas SA	2,914	199,009

BPER Banca SpA	23,147	140,933

Dah Sing Financial Holdings Ltd.	11,085	36,139

DGB Financial Group, Inc.	8,123	47,930

DNB Bank ASA	16,857	349,327

Erste Group Bank AG	9,441	534,037

FinecoBank Banca Fineco SpA	75,194	1,200,408

First Citizens BancShares, Inc., Class A	160	309,976

HDFC Bank Ltd., ADR	16,337	1,029,721

HSBC Holdings PLC	38,617	354,428

ING Groep NV	10,511	178,376

JPMorgan Chase & Co.	1,684	373,713

Kasikornbank PCL	25,985	113,422

Kasikornbank PCL, NVDR	13,589	58,897

KB Financial Group, Inc.	5,360	348,769

KB Financial Group, Inc., ADR	2,478	161,665

Mebuki Financial Group, Inc.	14,893	55,706

Mitsubishi UFJ Financial Group, Inc.	47,729	503,075

Mizuho Financial Group, Inc.	8,536	177,301

Resona Holdings, Inc.	32,994	217,687

Royal Bank of Canada	4,098	495,610

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	25,364	40,161

Shinhan Financial Group Co. Ltd., ADR	5,181	195,945

Societe Generale SA	7,797	223,941

Standard Chartered PLC	22,534	261,313

Sumitomo Mitsui Trust Group, Inc.	14,714	322,683

Tochigi Bank Ltd. (The)	13,440	22,727

Unicaja Banco SA	50,505	63,490

UniCredit SpA	8,566	378,953

Wells Fargo & Co.	16,358	1,061,961

TOTAL BANKS		$11,735,150

BEVERAGES – 1.4%

Ambev SA	40,979	89,318

Asahi Group Holdings Ltd.	15,464	185,650

Cia Cervecerias Unidas SA	9,714	53,762

Coca-Cola Co. (The)	4,616	301,471

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Coca-Cola Icecek AS	12,315	$18,289

Diageo PLC	15,342	473,788

Embotelladora Andina SA, Class B, ADR	3,164	55,085

Heineken NV	7,059	578,956

Kirin Holdings Co. Ltd.	7,896	116,250

PepsiCo., Inc.	2,017	334,983

Pernod Ricard SA	2,308	287,966

Suntory Beverage & Food Ltd.	1,566	52,828

Tsingtao Brewery Co. Ltd., Class H	9,523	61,320

TOTAL BEVERAGES		$2,609,666

BIOTECHNOLOGY – 0.5%

Argenx SE, ADR*	593	347,676

Keymed Biosciences, Inc.*	7,208	38,433

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	537	11,923

United Therapeutics Corp.*	989	369,856

Zai Lab Ltd., ADR*	2,631	79,509

Zai Lab Ltd.*	5,745	17,517

TOTAL BIOTECHNOLOGY		$864,914

BROADLINE RETAIL – 2.0%

Alibaba Group Holding Ltd.	30,477	372,804

Alibaba Group Holding Ltd., ADR	5,787	567,010

Amazon.com, Inc.*	12,750	2,376,600

ASKUL Corp.	11,050	139,339

PDD Holdings, Inc., ADR*	1,646	198,491

Seria Co. Ltd.	2,220	46,380

TOTAL BROADLINE RETAIL		$3,700,624

BUILDING PRODUCTS – 0.7%

AGC, Inc.	2,303	70,576

Assa Abloy AB, Class B	7,671	240,277

AZEK Co., Inc. (The)*	7,116	313,104

Cie de Saint-Gobain SA	1,698	153,983

Lennox International, Inc.	750	451,927

Trane Technologies PLC	210	77,734

TOTAL BUILDING PRODUCTS		$1,307,601

CAPITAL MARKETS – 4.0%

Ares Management Corp., Class A	6,075	1,018,656

Blackrock, Inc.	147	144,211

Cboe Global Markets, Inc.	168	35,880

CME Group, Inc.	574	129,357

CSC Financial Co. Ltd., Class H	149,787	178,633

Deutsche Boerse AG	689	160,040

Evercore, Inc., Class A	707	186,768

Franklin Resources, Inc.	475	9,866

Hargreaves Lansdown PLC	634	8,897

Hong Kong Exchanges & Clearing Ltd.	8,983	359,683

Houlihan Lokey, Inc.	2,516	434,689

Intercontinental Exchange, Inc.	913	142,309

Intermediate Capital Group PLC	17,706	470,350

Japan Exchange Group, Inc.	3,820	44,774

KKR & Co., Inc.	3,809	526,556

London Stock Exchange Group PLC	2,893	392,105

MarketAxess Holdings, Inc.	61	17,655

Moody’s Corp.	349	158,460

Description	Number of Shares	Value

Morgan Stanley	4,331	$503,479

Nasdaq, Inc.	11,094	820,069

S&P Global, Inc.	1,629	782,506

Schroders PLC	4,287	18,995

SEI Investments Co.	179	13,382

T Rowe Price Group, Inc.	357	39,220

Tradeweb Markets, Inc., Class A	2,653	336,931

UBS Group AG	20,985	641,889

TOTAL CAPITAL MARKETS		$7,575,360

CHEMICALS – 2.1%

ADEKA Corp.	6,045	109,056

Air Liquide SA	671	120,311

Asahi Kasei Corp.	7,220	49,809

BASF SE	3,280	159,449

Celanese Corp.	1,691	213,015

China BlueChemical Ltd., Class H	88,148	22,910

Dow, Inc.	63	3,111

Element Solutions, Inc.	7,946	215,337

EMS-Chemie Holding AG	37	28,455

Evonik Industries AG	5,957	131,287

FMC Corp.	5,327	346,202

Fuso Chemical Co. Ltd.	4,418	107,753

Givaudan SA	25	118,686

KH Neochem Co. Ltd.	9,084	122,488

Linde PLC	1,640	748,086

Lintec Corp.	2,653	55,054

LyondellBasell Industries NV, Class A	332	28,834

Mitsubishi Gas Chemical Co., Inc.	8,871	154,173

Nippon Shokubai Co. Ltd.	6,590	74,137

Nippon Soda Co. Ltd.	3,040	50,634

NOF Corp.	4,522	73,467

Sherwin-Williams Co. (The)	816	292,756

Shin-Etsu Chemical Co. Ltd.	8,302	304,218

Symrise AG	2,633	316,831

Valqua Ltd.	3,009	64,554

TOTAL CHEMICALS		$3,910,613

COMMERCIAL SERVICES & SUPPLIES – 1.5%

Aeon Delight Co. Ltd.	1,724	48,969

Cintas Corp.	2,366	486,947

Clean Harbors, Inc.*	2,594	599,888

Copart, Inc.*	16,285	838,189

Kokuyo Co. Ltd.	2,503	40,269

Prosegur Cia de Seguridad SA	19,225	39,507

Rollins, Inc.	391	18,432

Secom Co. Ltd.	2,908	103,417

Waste Connections, Inc.	3,301	583,452

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,759,070

COMMUNICATIONS EQUIPMENT – 1.0%

Arista Networks, Inc.*	1,049	405,376

Cisco Systems, Inc.	9,951	545,016

Motorola Solutions, Inc.	1,168	524,841

Nokia OYJ	30,591	144,757

Telefonaktiebolaget LM Ericsson, Class B	19,873	166,617

TOTAL COMMUNICATIONS EQUIPMENT		$1,786,607

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	10

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CONSTRUCTION & ENGINEERING – 0.2%

Bouygues SA	1,042	$33,491

Chiyoda Corp.*	6,301	12,105

Ferrovial SE	350	14,047

Fugro NV	1,548	35,594

Implenia AG	402	14,209

JGC Holdings Corp.	14,872	127,651

Obayashi Corp.	4,961	60,818

Vinci SA	60	6,721

TOTAL CONSTRUCTION & ENGINEERING		$304,636

CONSTRUCTION MATERIALS – 0.4%

Heidelberg Materials AG	1,965	216,423

Holcim AG*	4,180	410,479

Imerys SA	1,327	43,078

Semen Indonesia Persero Tbk PT	186,582	46,915

Taiheiyo Cement Corp.	2,736	59,605

Vicat SACA	1,145	42,423

TOTAL CONSTRUCTION MATERIALS		$818,923

CONSUMER FINANCE – 0.6%

American Express Co.	3,051	824,014

Credit Acceptance Corp.*	682	289,850

Marui Group Co. Ltd.	4,158	65,290

Vanquis Banking Group PLC	12,178	7,095

TOTAL CONSUMER FINANCE		$1,186,249

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.2%

Atacadao SA*	43,557	56,058

Carrefour SA	8,689	137,990

Costco Wholesale Corp.	160	139,869

J Sainsbury PLC	21,698	74,702

Koninklijke Ahold Delhaize NV	4,087	134,864

Performance Food Group Co.*	10,610	862,062

Tesco PLC	78	344

Tsuruha Holdings, Inc.	1,372	76,744

U.S. Foods Holding Corp.*	6,803	419,405

Walmart, Inc.	5,342	437,777

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,339,815

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	2,543	150,673

Nampak Ltd.*	492	12,733

Silgan Holdings, Inc.	5,039	260,718

TOTAL CONTAINERS & PACKAGING		$424,124

DISTRIBUTORS – 0.2%

Genuine Parts Co.	226	25,922

LKQ Corp.	7,989	293,916

TOTAL DISTRIBUTORS		$319,838

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	9,720	50,019

Land Securities Group PLC	8,154	63,329

DIVERSIFIED REITS		$113,348

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%

BT Group PLC	72,629	129,686

China Tower Corp. Ltd., Class H	773,051	104,309

Description	Number of Shares	Value

Deutsche Telekom AG	827	$25,003

Elisa OYJ	759	36,168

Koninklijke KPN NV	85,808	335,481

KT Corp., ADR*	8,115	127,649

LG Uplus Corp.	9,741	70,600

Nippon Telegraph & Telephone Corp.	173,146	167,057

Orange Polska SA	33,132	64,531

Orange SA	26,364	289,627

Proximus SADP	7,541	55,072

Swisscom AG	137	83,472

Telefonica Brasil SA	11,103	101,179

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,589,834

ELECTRIC UTILITIES – 0.5%

Duke Energy Corp.	3,524	406,211

Edison International	2,990	246,376

Enel Americas SA	558,726	52,332

Iberdrola SA	12,108	179,859

Redeia Corp. SA	2,160	39,994

TOTAL ELECTRIC UTILITIES		$924,772

ELECTRICAL EQUIPMENT – 0.2%

AMETEK, Inc.	371	68,019

Cosel Co. Ltd.	3,894	31,317

Legrand SA	998	112,643

Schneider Electric SE	415	107,505

Ushio, Inc.	8,509	117,135

Zumtobel Group AG	1,696	9,814

TOTAL ELECTRICAL EQUIPMENT		$446,433

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%

Alps Alpine Co. Ltd.	5,595	54,981

Amphenol Corp., Class A	1,893	126,869

Canon Marketing Japan, Inc.	2,505	75,248

CDW Corp.	1,107	208,371

Flex Ltd.*	17,141	594,278

Foxconn Technology Co. Ltd.	19,214	47,524

Halma PLC	2,004	64,019

Keyence Corp.	1,425	643,264

Koa Corp.	3,619	23,960

Maxell Ltd.	4,351	53,115

Nichicon Corp.	13,610	88,901

Nippon Chemi-Con Corp.*	3,201	22,085

PAX Global Technology Ltd.	29,133	19,301

Shimadzu Corp.	2,788	82,240

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$2,104,156

ENERGY EQUIPMENT & SERVICES – 0.1%

China Oilfield Services Ltd., Class H	90,270	84,463

Trican Well Service Ltd.	5,017	16,647

TOTAL ENERGY EQUIPMENT & SERVICES		$101,110

ENTERTAINMENT – 0.8%

Avex, Inc.	3,830	37,690

DeNA Co. Ltd.	4,358	53,392

Live Nation Entertainment, Inc.*	1,594	186,721

NetEase, Inc., ADR	76	6,119

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

NetEase, Inc.	16,991	$273,365

Netflix, Inc.*	272	205,640

Nintendo Co. Ltd.	2,377	125,560

Spotify Technology SA*	791	304,614

Universal Music Group NV	1,839	46,281

Walt Disney Co. (The)	2,544	244,733

TOTAL ENTERTAINMENT		$1,484,115

FINANCIAL SERVICES – 1.4%

Berkshire Hathaway, Inc., Class B*	1,335	601,978

Corpay, Inc.*	1,129	372,254

Fiserv, Inc.*	149	29,487

Investor AB, Class B	607	17,181

Jack Henry & Associates, Inc.	117	21,286

Mastercard, Inc., Class A	1,189	594,012

Mitsubishi HC Capital, Inc.	9,498	63,601

Visa, Inc., Class A	3,124	905,491

TOTAL FINANCIAL SERVICES		$2,605,290

FOOD PRODUCTS – 1.2%

Astral Foods Ltd.*	4,440	43,564

Barry Callebaut AG	10	17,539

Campbell Soup Co.	313	14,601

China Mengniu Dairy Co. Ltd.	25,135	56,289

Chocoladefabriken Lindt & Spruengli AG	28	330,294

Conagra Brands, Inc.	52	1,505

Danone SA	552	39,434

General Mills, Inc.	732	49,790

Hershey Co. (The)	240	42,619

Hormel Foods Corp.	487	14,878

J.M. Smucker Co. (The)	172	19,524

JDE Peet’s NV	473	10,679

Kellanova	439	35,405

Kerry Group PLC, Class A	443	44,245

Kraft Heinz Co. (The)	1,368	45,773

M Dias Branco SA	8,678	37,379

McCormick & Co., Inc.	404	31,609

MEIJI Holdings Co. Ltd.	191	4,455

Mondelez International, Inc., Class A	1,527	104,569

Nestle SA	5,574	526,702

Nissin Foods Holdings Co. Ltd.	1,291	34,763

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	246,617	19,225

Tate & Lyle PLC	10,028	96,774

Thai Union Group PCL, Class F	130,058	57,788

Tyson Foods, Inc., Class A	5,299	310,468

Ulker Biskuvi Sanayi AS*	18,845	69,095

WH Group Ltd.	133,357	103,794

Yakult Honsha Co. Ltd.	659	14,321

Yihai International Holding Ltd.	28,718	51,177

TOTAL FOOD PRODUCTS		$2,228,258

GAS UTILITIES – 0.8%

Atmos Energy Corp.	9,006	1,249,853

ENN Energy Holdings Ltd.	6,115	43,082

Kunlun Energy Co. Ltd.	184,321	174,803

Osaka Gas Co. Ltd.	558	11,957

Description	Number of Shares	Value

Snam SpA	1,955	$9,392

TOTAL GAS UTILITIES		$1,489,087

GROUND TRANSPORTATION – 1.6%

Ayvens SA	8,915	59,234

Canadian National Railway Co.	6,100	658,696

DiDi Global, Inc., ADR*	19,065	94,944

East Japan Railway Co.	1,895	38,062

Knight-Swift Transportation Holdings, Inc.	8,987	468,043

Old Dominion Freight Line, Inc.	3,506	705,828

TFI International, Inc.	2,354	315,022

Tokyu Corp.	1,095	13,500

Uber Technologies, Inc.*	6,664	480,141

U-Haul Holding Co.	2,785	190,104

West Japan Railway Co.	343	6,096

TOTAL GROUND TRANSPORTATION		$3,029,670

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%

Abbott Laboratories	4,200	476,154

Becton Dickinson & Co.	78	18,220

Boston Scientific Corp.*	4,869	409,093

Coloplast A/S, Class B	662	82,916

Hoya Corp.	4,149	555,112

IDEXX Laboratories, Inc.*	170	69,177

Koninklijke Philips NV*	14,865	391,081

Medtronic PLC	7,089	632,693

Paramount Bed Holdings Co. Ltd.	1,941	33,543

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	104,522	65,042

Siemens Healthineers AG	867	45,261

Stryker Corp.	1,769	630,259

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,408,551

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Alfresa Holdings Corp.	4,705	67,884

BML, Inc.	2,290	41,981

Cencora, Inc.	276	62,950

CVS Health Corp.	105	5,928

Elevance Health, Inc.	791	320,956

Fresenius SE & Co. KGaA*	4,242	154,878

HCA Healthcare, Inc.	1,796	644,297

Molina Healthcare, Inc.*	1,778	571,129

Netcare Ltd.	77,198	64,935

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	45,152	69,787

UnitedHealth Group, Inc.	3,510	1,981,395

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,986,120

HEALTH CARE REITS – 0.2%

Welltower, Inc.	2,771	373,752

HEALTH CARE TECHNOLOGY – 0.0%**

M3, Inc.	6,385	65,622

HOTELS, RESTAURANTS & LEISURE – 2.1%

Aramark	5,158	195,127

Choice Hotels International, Inc.	1,792	250,002

Compass Group PLC	15,372	499,228

Darden Restaurants, Inc.	2,124	339,882

DraftKings, Inc., Class A*	3,599	127,117

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	12

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Flutter Entertainment PLC*	1,780	$416,400

Galaxy Entertainment Group Ltd.	12,292	54,707

La Francaise des Jeux SAEM	562	24,023

Marriott International, Inc., Class A	1,514	393,670

McDonald’s Corp.	2,640	771,170

McDonald’s Holdings Co. Japan Ltd.	1,017	43,097

Meituan, Class B*	29,252	691,236

Trip.com Group Ltd., ADR*	1,198	77,151

Yum! Brands, Inc.	450	59,022

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,941,832

HOUSEHOLD DURABLES – 1.0%

Coway Co. Ltd.	1,754	80,135

Crest Nicholson Holdings PLC	16,576	36,157

Garmin Ltd.	244	48,397

Lennar Corp., Class A	1,010	172,003

Nikon Corp.	8,986	111,320

NVR, Inc.*	86	787,142

Rinnai Corp.	3,700	81,056

Sekisui Chemical Co. Ltd.	10,799	152,405

Sekisui House Ltd.	4,293	103,683

Sony Group Corp.	17,057	300,161

TOTAL HOUSEHOLD DURABLES		$1,872,459

HOUSEHOLD PRODUCTS – 1.1%

Church & Dwight Co., Inc.	314	31,372

Henkel AG & Co. KGaA	1,629	127,154

Kimberly-Clark de Mexico SAB de CV, Class A	20,800	29,969

Procter & Gamble Co. (The)	3,431	566,733

Reckitt Benckiser Group PLC	20,454	1,240,822

Unicharm Corp.	2,941	94,832

TOTAL HOUSEHOLD PRODUCTS		$2,090,882

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	609	78,238

CK Hutchison Holdings Ltd.	17,784	93,528

Hikari Tsushin, Inc.	425	85,779

Honeywell International, Inc.	2,508	515,845

Smiths Group PLC	1,847	36,447

TOTAL INDUSTRIAL CONGLOMERATES		$809,837

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	109	103,721

Nippon Prologis REIT, Inc.	26	41,831

TOTAL INDUSTRIAL REITS		$145,552

INSURANCE – 6.4%

Admiral Group PLC	995	32,925

Ageas SA	3,207	167,368

AIA Group Ltd.	157,942	1,246,529

Allianz SE	1,445	454,894

Arthur J. Gallagher & Co.	3,064	861,597

AXA SA	13,189	495,211

Baloise Holding AG	218	41,721

Beazley PLC	31,213	304,273

Brown & Brown, Inc.	385	40,286

Caixa Seguridade Participacoes S/A	11,996	30,027

China Pacific Insurance Group Co. Ltd., Class H	80,873	280,860

Description	Number of Shares	Value

China Reinsurance Group Corp., Class H	649,921	$77,418

Chubb Ltd.	1,441	406,996

Dai-ichi Life Holdings, Inc.	9,575	238,708

Enstar Group Ltd.*	763	246,067

Gjensidige Forsikring ASA	632	11,430

Globe Life, Inc.	5,782	610,579

Intact Financial Corp.	7,153	1,366,023

Japan Post Holdings Co. Ltd.	5,675	52,358

Japan Post Insurance Co. Ltd.	4,520	74,481

Markel Group, Inc.*	295	454,893

Marsh & McLennan Cos., Inc.	2,007	438,008

MS&AD Insurance Group Holdings, Inc.	27,533	609,012

Muenchener Rueckversicherungs AG	312	159,551

NN Group NV	3,181	156,163

Old Mutual Ltd.	117,362	81,015

PICC Property & Casualty Co. Ltd., Class H	185,487	281,378

Principal Financial Group, Inc.	4,723	389,175

Progressive Corp. (The)	2,099	509,700

Prudential PLC	18,754	156,124

Sampo OYJ, Class A	2,403	106,552

Swiss Life Holding AG	33	26,872

T&D Holdings, Inc.	17,490	279,180

Talanx AG	7,102	547,339

Tokio Marine Holdings, Inc.	12,397	446,492

Tongyang Life Insurance Co. Ltd.	3,146	13,885

Travelers Cos., Inc. (The)	253	62,223

Tryg A/S	1,854	43,756

Willis Towers Watson PLC	67	20,247

Zurich Insurance Group AG	296	174,523

TOTAL INSURANCE		$11,995,839

INTERACTIVE MEDIA & SERVICES – 3.0%

Alphabet, Inc., Class A	13,660	2,337,363

Alphabet, Inc., Class C	3,259	562,797

Baidu, Inc., Class A*	6,167	70,371

Kanzhun Ltd., ADR	11,373	165,477

Meta Platforms, Inc., Class A	1,913	1,085,780

Tencent Holdings Ltd.	26,947	1,405,074

TOTAL INTERACTIVE MEDIA & SERVICES		$5,626,862

IT SERVICES – 1.7%

Accenture PLC, Class A	2,064	711,708

BIPROGY Inc	2,625	82,835

Capgemini SE	4,110	713,006

Cognizant Technology Solutions Corp., Class A	6,260	466,933

Future Corp.	7,865	100,706

Gartner, Inc.*	655	329,138

GoDaddy, Inc., Class A*	2,141	357,119

International Business Machines Corp.	793	163,929

NET One Systems Co. Ltd.	2,644	64,193

Nomura Research Institute Ltd.	427	12,773

Obic Co. Ltd.	3,172	103,653

Otsuka Corp.	2,684	60,238

SCSK Corp.	1,841	34,353

TIS, Inc.	2,072	51,668

TOTAL IT SERVICES		$3,252,252

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.2%

Bandai Namco Holdings, Inc.	3,755	$78,728

Roland Corp.	2,653	67,865

Sega Sammy Holdings, Inc.	6,217	116,999

Shimano, Inc.	278	40,841

Yamaha Corp.	7,464	60,274

TOTAL LEISURE PRODUCTS		$364,707

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Agilent Technologies, Inc.	472	61,506

Danaher Corp.	2,384	585,653

ICON PLC*	1,734	385,139

Mettler-Toledo International, Inc.*	71	91,714

Thermo Fisher Scientific, Inc.	105	57,364

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,181,376

MACHINERY – 2.7%

Alfa Laval AB	122	5,401

Amada Co. Ltd.	4,190	41,292

Atlas Copco AB, Class B	1,512	21,984

Daimler Truck Holding AG	3,905	161,474

Deere & Co.	1,208	488,866

Dover Corp.	224	42,410

Duerr AG	2,587	59,951

Fortive Corp.	1,854	132,431

Fuji Corp.	6,193	91,129

Graco, Inc.	2,574	209,652

Hino Motors Ltd.*	11,332	27,821

Hisaka Works Ltd.	2,040	13,299

IDEX Corp.	1,247	267,656

Kone OYJ, Class B	9,944	545,299

Kubota Corp.	12,050	153,964

Makino Milling Machine Co. Ltd.	784	29,432

Makita Corp.	2,171	70,887

MISUMI Group, Inc.	8,241	134,127

Nachi-Fujikoshi Corp.	1,953	40,994

Nordson Corp.	93	23,054

OKUMA Corp.	4,869	98,432

OSG Corp.	9,528	112,459

Otis Worldwide Corp.	3,761	369,330

PACCAR, Inc.	4,859	506,696

Schindler Holding AG	127	36,207

Schindler Holding AG	214	62,280

SKF AB, Class B	5,687	107,871

SMC Corp.	275	116,750

Snap-on, Inc.	86	28,391

Spirax Group PLC	393	32,804

Stanley Black & Decker, Inc.	173	16,079

Sumitomo Heavy Industries Ltd.	2,850	63,506

Tadano Ltd.	6,850	43,606

Techtronic Industries Co. Ltd.	23,500	339,938

THK Co. Ltd.	9,466	156,278

Toyota Industries Corp.	704	48,803

Tsubakimoto Chain Co.	3,185	40,103

Volvo AB, Class B	13,827	360,150

TOTAL MACHINERY		$5,100,806

Description	Number of Shares	Value

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	21	$5,242

MEDIA – 0.9%

Dentsu Group, Inc.	4,280	132,114

Hakuhodo DY Holdings, Inc.	8,280	65,618

Megacable Holdings SAB de CV	27,326	60,321

Metropole Television SA	3,539	44,709

Nippon Television Holdings, Inc.	6,289	96,605

Omnicom Group, Inc.	4,387	443,087

Publicis Groupe SA	4,539	482,420

RTL Group SA	1,731	55,085

Television Francaise 1 SA	8,160	67,704

TV Asahi Holdings Corp.	5,419	70,532

WPP PLC	16,236	170,655

TOTAL MEDIA		$1,688,850

METALS & MINING – 0.9%

Anglo American PLC	3,233	100,224

ARE Holdings, Inc.	7,153	87,573

Barrick Gold Corp.	6,296	121,683

BHP Group Ltd., ADR	3,675	203,816

Centamin PLC	31,625	64,881

Dowa Holdings Co. Ltd.	2,030	68,970

Endeavour Mining PLC	2,545	56,353

Ferrexpo PLC*	29,975	24,971

Fresnillo PLC	9,476	90,171

Maruichi Steel Tube Ltd.	2,027	43,682

Neturen Co. Ltd.	3,925	25,562

Norsk Hydro ASA	2,745	17,039

OceanaGold Corp.	20,446	58,004

Rio Tinto PLC	8,995	581,329

Yamato Kogyo Co. Ltd.	1,184	56,553

TOTAL METALS & MINING		$1,600,811

MULTI-UTILITIES – 1.4%

Engie SA	77,230	1,294,492

National Grid PLC	32,634	409,757

Sempra	9,927	827,614

TOTAL MULTI-UTILITIES		$2,531,863

OFFICE REITS – 0.1%

BXP, Inc.	237	19,093

Japan Real Estate Investment Corp.	15	54,562

Nippon Building Fund, Inc.	90	77,197

TOTAL OFFICE REITS		$150,852

OIL, GAS & CONSUMABLE FUELS – 2.8%

ARC Resources Ltd.	3,510	58,132

BP PLC	51,565	252,195

Chevron Corp.	2,548	379,193

Coterra Energy, Inc.	32,255	771,540

Diamondback Energy, Inc.	914	161,568

Enbridge, Inc.	8,493	343,051

Eni SpA	24,026	365,993

Equinor ASA	18,750	445,542

Exxon Mobil Corp.	1,505	175,754

OMV AG	189	7,832

ONEOK, Inc.	222	21,507

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	14

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Shell PLC	20,866	$696,660

Targa Resources Corp.	2,573	429,588

TotalEnergies SE	17,061	1,070,675

Ultrapar Participacoes SA	6,035	21,735

Williams Cos., Inc. (The)	198	10,369

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,211,334

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	6,920	112,057

UPM-Kymmene OYJ	1,926	56,676

TOTAL PAPER & FOREST PRODUCTS		$168,733

PASSENGER AIRLINES – 0.2%

Delta Air Lines, Inc.	3,849	220,240

easyJet PLC	15,974	105,263

Japan Airlines Co. Ltd.	3,377	54,161

TOTAL PASSENGER AIRLINES		$379,664

PERSONAL CARE PRODUCTS – 0.7%

Beiersdorf AG	533	71,952

Kao Corp.	1,214	53,507

Unilever PLC	19,184	1,170,263

TOTAL PERSONAL CARE PRODUCTS		$1,295,722

PHARMACEUTICALS – 5.3%

Almirall SA	6,270	61,235

Astellas Pharma, Inc.	20,637	241,625

AstraZeneca PLC	7,145	1,016,688

AstraZeneca PLC, ADR	3,149	224,051

Chugai Pharmaceutical Co. Ltd.	8,346	397,115

Daiichi Sankyo Co. Ltd.	5,821	189,463

Eisai Co. Ltd.	749	25,376

Eli Lilly & Co.	553	458,846

Genomma Lab Internacional SAB de CV, Class B	61,127	81,871

GSK PLC	41,192	743,869

Johnson & Johnson	4,367	698,109

Kissei Pharmaceutical Co. Ltd.	1,133	27,648

Kyowa Kirin Co. Ltd.	2,873	47,352

Merck & Co., Inc.	7,403	757,475

Merck KGaA	2,973	491,512

Novartis AG	18,113	1,965,374

Novo Nordisk A/S, Class B	1,030	115,530

Ono Pharmaceutical Co. Ltd.	8,632	107,815

Otsuka Holdings Co. Ltd.	815	49,235

Pfizer, Inc.	25,095	710,189

Roche Holding AG	1,308	405,354

Roche Holding AG	52	17,673

Sanofi SA	1,825	192,866

Shionogi & Co. Ltd.	8,150	116,404

Takeda Pharmaceutical Co. Ltd.	8,944	249,549

Zoetis, Inc.	3,280	586,398

TOTAL PHARMACEUTICALS		$9,978,622

PROFESSIONAL SERVICES – 1.7%

Adecco Group AG	2,853	89,247

Automatic Data Processing, Inc.	1,761	509,352

Bureau Veritas SA	10,917	346,232

Description	Number of Shares	Value

dip Corp.	6,013	$105,696

en Japan, Inc.	4,012	63,897

Experian PLC	11,736	572,785

Hays PLC	48,881	48,739

Intertek Group PLC	166	9,965

Open Up Group, Inc.	4,819	63,511

Pagegroup PLC	9,887	45,598

Paychex, Inc.	518	72,173

Persol Holdings Co. Ltd.	47,360	79,543

Randstad NV	2,034	93,783

Recruit Holdings Co. Ltd.	4,758	290,535

RELX PLC	3,652	167,480

SGS SA	797	84,376

SThree PLC	5,269	23,992

TechnoPro Holdings, Inc.	5,965	106,466

Transcosmos, Inc.	1,810	39,510

Wolters Kluwer NV	2,459	413,318

TOTAL PROFESSIONAL SERVICES		$3,226,198

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CK Asset Holdings Ltd.	21,379	87,397

Daito Trust Construction Co. Ltd.	1,647	181,999

Daiwa House Industry Co. Ltd.	108	3,221

KE Holdings, Inc., ADR	6,471	141,909

Mitsubishi Estate Co. Ltd.	12,566	185,826

Swiss Prime Site AG	406	44,044

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$644,396

RESIDENTIAL REITS – 0.0%**

Camden Property Trust	171	19,800

Equity Residential	62	4,363

UDR, Inc.	409	17,256

TOTAL RESIDENTIAL REITS		$41,419

RETAIL REITS – 0.2%

Simon Property Group, Inc.	2,245	379,674

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.9%

ams-OSRAM AG*	2,949	28,585

ASM Pacific Technology Ltd.	1,398	15,155

Broadcom, Inc.	1,567	266,030

Disco Corp.	456	129,748

MediaTek, Inc.	7,249	282,190

Miraial Co. Ltd.	1,460	13,940

NVIDIA Corp.	25,855	3,432,510

NXP Semiconductors NV	1,166	273,427

Optorun Co. Ltd.	9,177	114,599

QUALCOMM, Inc.	2,045	332,865

Renesas Electronics Corp.	11,200	150,061

Rohm Co. Ltd.	17,902	197,367

Taiwan Semiconductor Manufacturing Co. Ltd.	12,400	388,858

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,294	437,099

Texas Instruments, Inc.	4,939	1,003,407

Tokyo Electron Ltd.	571	84,024

Tokyo Seimitsu Co. Ltd.	1,733	93,252

Ulvac, Inc.	1,002	46,851

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$7,289,968

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

SOFTWARE – 4.6%

ANSYS, Inc.*	140	$44,857

Cadence Design Systems, Inc.*	410	113,209

Constellation Software, Inc.	588	1,773,287

Dassault Systemes SE	2,558	87,548

Intuit, Inc.	968	590,770

Lumine Group, Inc.*	831	19,349

Microsoft Corp.	11,040	4,486,104

Nemetschek SE	21	2,263

Oracle Corp. Japan	230	22,003

PTC, Inc.*	2,966	549,689

Roper Technologies, Inc.	172	92,490

Sage Group PLC (The)	2,144	26,795

Salesforce, Inc.	1,676	488,336

Synopsys, Inc.*	245	125,834

Topicus.com, Inc.	371	31,759

Trend Micro, Inc.	716	37,463

Tyler Technologies, Inc.*	66	39,969

TOTAL SOFTWARE		$8,531,725

SPECIALIZED REITS – 0.8%

American Tower Corp.	3,310	706,817

Crown Castle, Inc.	3,456	371,485

Public Storage	1,058	348,146

TOTAL SPECIALIZED REITS		$1,426,448

SPECIALTY RETAIL – 1.5%

ABC-Mart, Inc.	2,314	45,340

Adastria Co. Ltd.	2,072	47,887

CarMax, Inc.*	1,882	136,219

CECONOMY AG*	9,445	30,400

Home Depot, Inc. (The)	1,025	403,594

Industria de Diseno Textil SA	6,754	385,077

Kingfisher PLC	27,691	104,722

Lojas Renner SA	32,263	103,917

O’Reilly Automotive, Inc.*	507	584,642

Ross Stores, Inc.	2,115	295,508

Shimamura Co. Ltd.	1,266	65,169

TJX Cos., Inc. (The)	4,207	475,517

Xebio Holdings Co. Ltd.	4,788	36,192

ZOZO, Inc.	1,591	51,589

TOTAL SPECIALTY RETAIL		$2,765,773

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.5%

Apple, Inc.	19,778	4,468,048

Brother Industries Ltd.	1,158	22,555

Canon, Inc.	2,131	69,311

Catcher Technology Co. Ltd.	2,800	20,379

FUJIFILM Holdings Corp.	511	12,156

HP, Inc.	1,489	52,889

Quadient SA	2,630	46,279

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$4,691,617

TEXTILES, APPAREL & LUXURY GOODS – 0.5%

Burberry Group PLC	6,064	61,640

Deckers Outdoor Corp.*	243	39,096

Hermes International SCA	68	154,547

Lululemon Athletica, Inc.*	177	52,728

Description	Number of Shares	Value

NIKE, Inc., Class B	4,765	$367,525

Sanyo Shokai Ltd.	950	16,057

Swatch Group AG – BR (The)	628	128,868

Yue Yuen Industrial Holdings Ltd.	24,825	52,185

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$872,646

TOBACCO – 1.2%

British American Tobacco PLC	10,291	359,867

Japan Tobacco, Inc.	3,955	110,413

Philip Morris International, Inc.	13,314	1,766,768

TOTAL TOBACCO		$2,237,048

TRADING COMPANIES & DISTRIBUTORS – 1.9%

AerCap Holdings NV	8,264	773,097

Brenntag SE	9,303	606,863

Bunzl PLC	1,434	63,131

Fastenal Co.	3,103	242,593

ITOCHU Corp.	16,691	825,668

Marubeni Corp.	4,631	69,230

MonotaRO Co. Ltd.	424	6,397

RS Group PLC	66,436	595,619

Sumitomo Corp.	4,599	97,023

Toyota Tsusho Corp.	2,803	47,647

Travis Perkins PLC	6,905	71,899

WW Grainger, Inc.	71	78,755

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,477,922

WATER UTILITIES – 0.0%**

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,387	70,014

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

Empresa Nacional de Telecomunicaciones SA	12,051	39,221

KDDI Corp.	17,855	556,708

MTN Group Ltd.	12,414	61,655

SoftBank Corp.	104,405	131,436

T-Mobile US, Inc.	2,154	480,686

VEON Ltd., ADR*	1,587	50,705

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,320,411

TOTAL COMMON STOCKS (Cost $ 118,487,170)		$169,118,697

EXCHANGE-TRADED FUNDS – 0.0%**

EQUITY FUNDS – 0.0%**

iShares Core MSCI EAFE ETF	803	59,245

Next Funds TOPIX ETF	640	11,674

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 64,291)		$70,919

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.2%

Bayerische Motoren Werke AG 6.88%	1,282	94,339

Raizen SA 5.75%	149,600	72,459

Volkswagen AG 9.97%	1,782	172,966

TOTAL CONSUMER DISCRETIONARY		$339,764

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 2.37%	833	72,132

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	16

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MATERIALS – 0.0%**

Fuchs SE 2.88%	1,197	$55,866

TOTAL PREFERRED STOCKS (Cost $ 511,182)		$467,762

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	—

TOTAL WARRANTS (Cost $ —)		$—

MONEY MARKET FUND – 5.0%

Dreyfus Government Cash Management Fund, Institutional Shares 4.76%^	9,332,918	9,332,918

TOTAL MONEY MARKET FUND (Cost $ 9,332,918)		$9,332,918

TOTAL INVESTMENTS – 95.6% (COST $ 128,395,561)		$178,990,296

OTHER ASSETS LESS LIABILITIES – 4.4%		8,194,024

TOTAL NET ASSETS – 100.0%		$187,184,320

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$1,642,676	$1,182,364	$—		$2,825,040

Air Freight & Logistics	461,677	734,639	—		1,196,316

Automobile Components	—	1,356,326	—		1,356,326

Automobiles	—	1,778,351	—		1,778,351

Banks	5,051,580	6,683,570	—	(a)	11,735,150

Beverages	834,619	1,775,047	—		2,609,666

Biotechnology	797,041	67,873	—		864,914

Broadline Retail	3,142,101	558,523	—		3,700,624

Building Products	842,765	464,836	—		1,307,601

Capital Markets	5,299,994	2,275,366	—		7,575,360

Chemicals	1,847,341	2,063,272	—		3,910,613

Commercial Services & Supplies	2,526,908	232,162	—		2,759,070

Communications Equipment	1,475,233	311,374	—		1,786,607

Construction & Engineering	—	304,636	—		304,636

Construction Materials	—	818,923	—		818,923

Consumer Finance	1,113,864	72,385	—		1,186,249

Consumer Staples Distribution & Retail	1,915,171	424,644	—		2,339,815

Containers & Packaging	411,391	12,733	—		424,124

Distributors	319,838	—	—		319,838

Diversified REITs	—	113,348	—		113,348

Diversified Telecommunication Services	228,828	1,361,006	—		1,589,834

Electric Utilities	704,919	219,853	—		924,772

Electrical Equipment	68,019	378,414	—		446,433

Electronic Equipment, Instruments & Components	929,518	1,174,638	—		2,104,156

Energy Equipment & Services	16,647	84,463	—		101,110

Entertainment	947,827	536,288	—		1,484,115

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Services	$2,524,508	$80,782	$—	$2,605,290

Food Products	708,120	1,520,138	—	2,228,258

Gas Utilities	1,249,853	239,234	—	1,489,087

Ground Transportation	2,912,778	116,892	—	3,029,670

Health Care Equipment & Supplies	2,235,596	1,172,955	—	3,408,551

Health Care Providers & Services	3,586,655	399,465	—	3,986,120

Health Care REITs	373,752	—	—	373,752

Health Care Technology	—	65,622	—	65,622

Hotels, Restaurants & Leisure	2,213,141	1,728,691	—	3,941,832

Household Durables	1,007,542	864,917	—	1,872,459

Household Products	628,074	1,462,808	—	2,090,882

Industrial Conglomerates	594,083	215,754	—	809,837

Industrial REITs	—	145,552	—	145,552

Insurance	5,435,821	6,560,018	—	11,995,839

Interactive Media & Services	4,151,417	1,475,445	—	5,626,862

IT Services	2,028,827	1,223,425	—	3,252,252

Leisure Products	—	364,707	—	364,707

Life Sciences Tools & Services	1,181,376	—	—	1,181,376

Machinery	2,084,565	3,016,241	—	5,100,806

Marine Transportation	—	5,242	—	5,242

Media	503,408	1,185,442	—	1,688,850

Metals & Mining	439,856	1,160,955	—	1,600,811

Multi-Utilities	827,614	1,704,249	—	2,531,863

Office REITs	19,093	131,759	—	150,852

Oil, Gas & Consumable Fuels	2,372,437	2,838,897	—	5,211,334

Paper & Forest Products	—	168,733	—	168,733

Passenger Airlines	220,240	159,424	—	379,664

Personal Care Products	—	1,295,722	—	1,295,722

Pharmaceuticals	3,516,939	6,461,683	—	9,978,622

Professional Services	581,525	2,644,673	—	3,226,198

Real Estate Management & Development	141,909	502,487	—	644,396

Residential REITs	41,419	—	—	41,419

Retail REITs	379,674	—	—	379,674

Semiconductors & Semiconductor Equipment	5,745,338	1,544,630	—	7,289,968

Software	8,355,653	176,072	—	8,531,725

Specialized REITs	1,426,448	—	—	1,426,448

Specialty Retail	1,999,397	766,376	—	2,765,773

Technology Hardware, Storage & Peripherals	4,520,937	170,680	—	4,691,617

Textiles, Apparel & Luxury Goods	459,349	413,297	—	872,646

Tobacco	1,766,768	470,280	—	2,237,048

Trading Companies & Distributors	1,094,445	2,383,477	—	3,477,922

Water Utilities	70,014	—	—	70,014

Wireless Telecommunication Services	570,612	749,799	—	1,320,411

Exchange-Traded Funds	59,245	11,674	—	70,919

Preferred Stocks	72,459	395,303	—	467,762

Warrants	—	—	—(a)	—

Money Market Fund	9,332,918	—	—	9,332,918

Total Investments in Securities	$108,011,762	$70,978,534	$—	$178,990,296

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$1,110,078	$—	$1,110,078

Financial Futures Contracts	1,182,303	—	—	1,182,303

Total Assets - Other Financial Instruments	$1,182,303	$1,110,078	$—	$2,292,381

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(3,997)	$—	$(3,997)

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	18

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Futures Contracts	$(965,958)	$—	$—	$(965,958)

Total Liabilities - Other Financial Instruments	$(965,958)	$(3,997)	$—	$(969,955)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

GDR	Global Depositary Receipt

HKD	Hong Kong Dollar

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At October 31, 2024, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
12/18/2024	Standard Chartered PLC	42,695,000 HKD	$5,492,375	$5,496,372	$—	$(3,997)
12/18/2024	Deutsche Bank AG	7,066,000 EUR	7,819,462	7,702,248	117,214	—
12/18/2024	Standard Chartered PLC	231,000,000 JPY	1,574,225	1,530,294	43,931	—
12/18/2024	Morgan Stanley	5,445,000 GBP	7,105,093	7,020,368	84,725	—
12/18/2024	RBC Capital Markets Corp.	7,650,000 CAD	5,649,175	5,503,418	145,757	—
12/18/2024	Deutsche Bank AG	1,437,700,000 JPY	10,242,710	9,524,259	718,451	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,110,078	$(3,997)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At October 31, 2024, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	December 2024	18	$2,422,202	$2,419,505	$—	$(2,697)

SHORT POSITIONS:

EXCHANGE-TRADED:

E-Mini Russell 2000 Index	December 2024	49	5,275,867	5,411,070	—	(135,203)

E-Mini S&P 500 Index	December 2024	70	19,845,446	20,084,750	—	(239,304)

E-Mini S&P Mid 400 Index	December 2024	13	3,986,014	4,047,680	—	(61,666)

Euro STOXX 50 Index	December 2024	141	7,524,611	7,414,039	110,572	—

FTSE 100 Index	December 2024	68	7,348,189	7,125,965	222,224	—

HSCE Index	November 2024	101	4,826,890	4,729,685	97,205	—

MSCI EAFE Index	December 2024	164	20,023,942	19,271,640	752,302	—

S&P TSX 60 Index	December 2024	20	4,084,587	4,157,862	—	(73,275)

TOPIX Index	December 2024	63	10,718,591	11,172,404	—	(453,813)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$1,182,303	$(965,958)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2024. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

20

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 52.7%

COMMON STOCKS – 6.8%

DIVERSIFIED – 0.0%**

Centuria Capital Group	61,251	$73,983

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.9%

Airport City Ltd.*	5,513	83,753

Allreal Holding AG	1,240	220,632

City Developments Ltd.	42,900	168,134

Daito Trust Construction Co. Ltd.	5,200	574,618

Daiwa House Industry Co. Ltd.	51,800	1,545,125

Heiwa Real Estate Co. Ltd.	3,800	104,375

JINUSHI Co. Ltd.	1,900	26,110

Kerry Properties Ltd.	65,000	137,294

Lendlease Corp. Ltd.	48,594	215,306

Mitsubishi Estate Co. Ltd.	106,800	1,579,361

Mitsui Fudosan Co. Ltd.	235,800	2,011,930

New World Development Co. Ltd.	93,000	93,471

Nomura Real Estate Holdings, Inc.	10,400	256,045

Property & Building Corp. Ltd.*	345	24,889

SAMTY HOLDINGS Co. Ltd.	3,800	81,701

St. Joe Co. (The)	3,145	162,596

Starts Corp., Inc.	3,400	78,321

Sumitomo Realty & Development Co. Ltd.	40,000	1,186,550

Sun Frontier Fudousan Co. Ltd.	3,900	46,301

Sun Hung Kai Properties Ltd.	126,500	1,369,738

Tokyo Tatemono Co. Ltd.	18,500	302,101

Tokyu Fudosan Holdings Corp.	53,600	334,486

UOL Group Ltd.	38,100	153,951

Wharf Holdings Ltd. (The)	83,000	235,172

YH Dimri Construction & Development Ltd.	637	55,629

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,047,589

REAL ESTATE DEVELOPMENT – 0.5%

Aedas Homes SA	1,862	53,162

CK Asset Holdings Ltd.	158,500	647,943

DREAM Unlimited Corp., Class A	3,356	69,056

Forestar Group, Inc.*	2,103	66,392

Goldcrest Co. Ltd.	1,500	29,236

Henderson Land Development Co. Ltd.	109,735	351,886

Howard Hughes Holdings, Inc.*	2,454	186,602

Katitas Co. Ltd.	4,800	60,859

Lifestyle Communities Ltd.	11,498	64,811

Mirarth Holdings, Inc.	11,700	37,602

Nexity SA*	5,635	88,024

Sino Land Co. Ltd.	304,000	304,230

Star Holdings*	1,373	17,492

Tosei Corp.	2,300	35,772

TOTAL REAL ESTATE DEVELOPMENT		$2,013,067

REAL ESTATE OPERATING COMPANIES – 3.4%

Aeon Mall Co. Ltd.	8,200	108,588

Alony Hetz Properties & Investments Ltd.	11,558	93,387

Description	Number of Shares	Value

Amot Investments Ltd.	18,530	$90,143

Aroundtown SA*	72,832	216,859

Atrium Ljungberg AB, Class B	4,393	88,126

Aura Investments Ltd.	18,173	92,230

Azrieli Group Ltd.	3,003	229,251

Big Shopping Centers Ltd.*	996	119,079

Blue Square Real Estate Ltd.	878	70,587

CA Immobilien Anlagen AG	3,798	92,090

Capitaland India Trust	86,834	71,525

Capitaland Investment Ltd.	200,200	422,940

Castellum AB*	35,223	441,088

Catena AB	3,365	154,246

Cibus Nordic Real Estate AB publ	5,170	83,487

Citycon OYJ*	7,281	28,195

CTP NV	9,505	159,003

Deutsche Wohnen SE	4,458	113,891

Dios Fastigheter AB	11,065	82,531

Electra Real Estate Ltd.	5,139	55,064

Entra ASA*	6,908	73,746

Fabege AB	19,923	158,883

Fastighets AB Balder, Class B*	57,028	443,651

FRP Holdings, Inc.*	1,146	33,234

G City, Ltd.	15,860	58,935

Grainger PLC	61,925	181,954

Grand City Properties SA*	5,872	77,829

Hang Lung Group Ltd.	68,000	88,911

Hang Lung Properties Ltd.	123,000	103,316

Hongkong Land Holdings Ltd.	96,500	413,752

Hufvudstaden AB, Class A	10,212	120,696

Hulic Co. Ltd.	49,800	461,166

Hysan Development Co. Ltd.	50,001	81,099

Ichigo, Inc.	23,500	61,572

IMMOFINANZ AG*	3,123	50,730

International Workplace Group PLC	49,764	102,850

Intershop Holding AG	540	75,957

Israel Canada T.R Ltd.	21,299	79,793

Keihanshin Building Co. Ltd.	4,900	47,778

Kennedy-Wilson Holdings, Inc.	9,260	98,989

Kojamo OYJ*	14,637	144,095

LEG Immobilien SE	6,179	583,714

Leopalace21 Corp.	20,500	74,024

Mega Or Holdings Ltd.	2,597	72,720

Melisron Ltd.	2,063	163,495

Mivne Real Estate KD Ltd.	45,379	123,734

Mobimo Holding AG	620	192,121

NP3 Fastigheter AB	3,361	78,381

Nyfosa AB	13,690	138,492

Pandox AB	7,952	138,272

Platzer Fastigheter Holding AB, Class B	7,498	63,446

PSP Swiss Property AG	3,919	556,537

Sagax AB, Class B	17,977	433,225

Samhallsbyggnadsbolaget i Norden AB	131,894	70,110

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Seaport Entertainment Group, Inc.*,#	309	$8,389

Sirius Real Estate Ltd.	97,953	113,438

StorageVault Canada, Inc.	20,835	60,903

Summit Real Estate Holdings Ltd.	3,339	51,456

Swire Properties Ltd.	88,200	179,504

Swiss Prime Site AG	6,540	709,471

TAG Immobilien AG*	14,769	245,517

TKP Corp.*	1,700	13,628

TOC Co. Ltd.	5,500	21,916

VGP NV	951	79,979

Vonovia SE	67,394	2,209,563

Wallenstam AB, Class B	37,691	178,267

Wharf Real Estate Investment Co. Ltd.	132,000	396,870

Wihlborgs Fastigheter AB	23,134	243,182

TOTAL REAL ESTATE OPERATING COMPANIES		$12,971,600

TOTAL COMMON STOCKS (COST $27,225,070)		$26,106,239

EXCHANGE-TRADED FUNDS – 8.7%

REAL ESTATE – 8.7%

Balanced Commercial Property Trust Ltd.	64,435	79,639

Schwab U.S. REIT ETF#	864,500	19,312,930

Vanguard Global ex-U.S. Real Estate ETF	318,500	13,905,710

TOTAL REAL ESTATE		$33,298,279

TOTAL EXCHANGE-TRADED FUNDS (COST $29,024,098)		$33,298,279

INVESTMENT COMPANY – 3.1%

EQUITY FUNDS – 3.1%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	635,610	11,631,669

TOTAL INVESTMENT COMPANY (COST $7,692,063)		$11,631,669

REAL ESTATE INVESTMENT TRUSTS – 34.1%

DATA CENTER – 3.1%

Digital Core REIT Management Pte Ltd.	140,100	87,024

Digital Realty Trust, Inc.	25,438	4,533,815

Equinix, Inc.	7,774	7,059,414

Keppel DC REIT	111,395	191,874

TOTAL DATA CENTER		$11,872,127

DIVERSIFIED – 2.4%

ABRDN Property Income Trust Ltd.	30,168	23,786

Activia Properties, Inc.	54	115,166

AEW UK REIT PLC	21,753	27,257

Alexander & Baldwin, Inc.	7,229	134,532

American Assets Trust, Inc.	3,781	101,898

Armada Hoffler Properties, Inc.	5,648	61,168

British Land Co. PLC (The)	77,285	397,705

Broadstone Net Lease, Inc.	14,318	251,854

Charter Hall Group	39,402	388,812

Charter Hall Long Wale REIT	57,114	145,492

Covivio SA	4,089	232,621

Cromwell European REIT	48,300	84,682

CTO Realty Growth, Inc.	1,651	31,947

Custodian Property Income REIT PLC	42,620	42,941

Description	Number of Shares	Value

Daiwa House REIT Investment Corp.	170	$258,937

Empire State Realty Trust, Inc., Class A	11,206	118,784

Essential Properties Realty Trust, Inc.	14,581	462,072

Gladstone Commercial Corp.	4,528	71,293

Global Net Lease, Inc.	12,857	100,156

GPT Group (The)	158,465	490,945

Growthpoint Properties Australia Ltd.	26,398	45,672

H&R REIT	9,886	75,049

Hankyu Hanshin REIT, Inc.	67	53,023

Heiwa REIT, Inc.	85	67,913

Hulic REIT, Inc.	99	85,733

ICADE	2,678	70,046

KDX Realty Investment Corp.	326	310,110

Land Securities Group PLC	61,918	480,898

LondonMetric Property PLC	167,732	419,279

Merlin Properties Socimi SA	30,056	335,374

Mirvac Group	325,926	455,624

Mori Trust REIT, Inc.	191	77,160

NIPPON REIT Investment Corp.	39	80,687

Nomura Real Estate Master Fund, Inc.	360	339,845

NTT UD REIT Investment Corp.	127	91,059

One Liberty Properties, Inc.	1,556	41,545

Picton Property Income Ltd.	63,920	57,168

REIT 1 Ltd.	18,315	83,217

Schroder REIT Ltd.	45,679	29,661

Sekisui House REIT, Inc.	309	146,927

Sella Capital Real Estate Ltd.	19,590	41,461

Star Asia Investment Corp.	211	70,490

Stockland	197,827	668,977

Sunlight REIT	139,000	33,393

Suntec REIT	186,000	166,949

Takara Leben Real Estate Investment Corp.	82	45,689

Tokyu REIT, Inc.	79	80,195

Tosei REIT Investment Corp.	51	42,204

United Urban Investment Corp.	253	226,888

WP Carey, Inc.	17,845	994,323

TOTAL DIVERSIFIED		$9,258,607

HEALTH CARE – 4.1%

Aedifica SA	3,545	228,857

Alexandria Real Estate Equities, Inc.	12,523	1,396,941

American Healthcare REIT, Inc.	8,819	234,585

Assura PLC	213,059	111,073

Care REIT PLC	38,181	42,710

CareTrust REIT, Inc.	12,566	410,531

Cofinimmo SA	2,720	171,740

Community Healthcare Trust, Inc.	2,215	41,553

Diversified Healthcare Trust	21,807	77,851

Global Medical REIT, Inc.	6,614	60,121

Health Care & Medical Investment Corp.	33	23,670

Healthcare Realty Trust, Inc.	28,089	482,569

Healthpeak Properties, Inc.	56,953	1,278,595

LTC Properties, Inc.	3,930	150,126

Medical Properties Trust, Inc.#	46,230	214,045

National Health Investors, Inc.	3,619	277,396

NorthWest Healthcare Properties REIT	12,608	46,634

Omega Healthcare Investors, Inc.	21,343	906,437

Parkway Life REIT	36,300	103,532

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	22

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Primary Health Properties PLC	101,031	$124,551

Sabra Health Care REIT, Inc.	19,941	386,856

Target Healthcare REIT PLC	77,461	91,130

Universal Health Realty Income Trust	1,459	57,718

Ventas, Inc.	34,067	2,231,048

Welltower, Inc.	47,787	6,445,511

TOTAL HEALTH CARE		$15,595,780

HOTEL & RESORT – 1.0%

Apple Hospitality REIT, Inc.	19,973	295,001

CapitaLand Ascott Trust	215,449	147,007

CDL Hospitality Trusts	59,214	40,141

Chatham Lodging Trust	5,931	46,855

DiamondRock Hospitality Co.	18,163	155,657

Far East Hospitality Trust	94,900	44,377

Hoshino Resorts REIT, Inc.	44	66,793

Host Hotels & Resorts, Inc.	60,221	1,038,210

Hotel Property Investments Ltd., REIT	17,262	39,899

Invincible Investment Corp.	578	235,430

Japan Hotel REIT Investment Corp.	412	189,973

Park Hotels & Resorts, Inc.	17,989	249,867

Pebblebrook Hotel Trust	9,948	119,177

RLJ Lodging Trust	13,351	118,156

Ryman Hospitality Properties, Inc.	5,265	563,618

Service Properties Trust	17,174	54,957

Summit Hotel Properties, Inc.	11,188	68,471

Sunstone Hotel Investors, Inc.	17,186	173,407

Xenia Hotels & Resorts, Inc.	8,888	125,943

TOTAL HOTEL & RESORT		$3,772,939

INDUSTRIAL – 5.8%

AIMS APAC REIT	43,700	41,868

Americold Realty Trust, Inc.	21,129	542,593

CapitaLand Ascendas REIT	293,000	593,767

Centuria Industrial REIT	46,315	92,510

CRE Logistics REIT, Inc.	87	79,586

Dexus Industria REIT	20,663	36,546

Dream Industrial REIT	11,389	108,135

EastGroup Properties, Inc.	4,032	690,601

ESR-LOGOS REIT	520,293	110,061

First Industrial Realty Trust, Inc.	10,962	575,395

Frasers Logistics & Commercial Trust	249,620	201,164

GLP J-REIT	367	322,711

Goodman Group	144,751	3,456,581

Goodman Property Trust	90,440	114,003

Granite REIT	2,635	143,791

Industrial & Infrastructure Fund Investment Corp.	187	141,231

Innovative Industrial Properties, Inc.	2,361	305,018

Japan Logistics Fund, Inc.	72	129,005

LaSalle Logiport REIT	137	130,364

Lineage, Inc.	4,548	336,734

LXP Industrial Trust	23,647	223,228

Mapletree Industrial Trust	178,070	321,544

Mapletree Logistics Trust	289,550	288,800

Mitsubishi Estate Logistics REIT Investment Corp.	42	97,990

Mitsui Fudosan Logistics Park, Inc.	259	172,396

Description	Number of Shares	Value

Montea NV	1,176	$86,114

Nippon Prologis REIT, Inc.	187	300,861

Plymouth Industrial REIT, Inc.	3,225	65,532

Prologis, Inc.	75,889	8,570,904

Rexford Industrial Realty, Inc.	17,661	757,480

Segro PLC	114,399	1,159,134

SOSiLA Logistics REIT, Inc.	76	54,825

STAG Industrial, Inc.	15,121	563,711

Terreno Realty Corp.	8,003	479,780

Tritax Big Box REIT PLC	188,009	341,301

Urban Logistics REIT PLC	48,614	74,142

Warehouse REIT PLC	71,676	79,781

Warehouses De Pauw	13,745	327,113

TOTAL INDUSTRIAL		$22,116,300

MULTI-FAMILY RESIDENTIAL – 3.2%

Advance Residence Investment Corp.	116	233,104

Altarea SCA	428	46,885

Apartment Investment & Management Co., Class A*	15,328	129,368

AvalonBay Communities, Inc.	11,535	2,556,271

Boardwalk REIT	2,080	108,007

BRT Apartments Corp.	1,574	25,546

Camden Property Trust	8,690	1,006,215

Canadian Apartment Properties REIT	6,637	221,130

Care Property Invest NV	2,766	37,557

Centerspace	1,362	94,877

Comforia Residential REIT, Inc.	60	117,586

Daiwa Securities Living Investments Corp.	199	119,687

Elme Communities	7,525	126,947

Empiric Student Property PLC	51,684	62,975

Equity Residential	27,823	1,957,905

Essex Property Trust, Inc.	5,263	1,493,955

Home REIT PLC*,(1)	42,087	—

Independence Realty Trust, Inc.	18,282	358,693

Ingenia Communities Group	40,228	126,880

InterRent REIT	6,334	51,815

Irish Residential Properties REIT PLC	33,709	32,100

Killam Apartment REIT	4,993	67,059

Mid-America Apartment Communities, Inc.	9,577	1,449,383

Morguard North American Residential REIT	1,808	23,724

NexPoint Residential Trust, Inc.	2,019	84,091

Nippon Accommodations Fund, Inc.	43	172,195

Samty Residential Investment Corp.	82	50,638

Starts Proceed Investment Corp.	19	21,763

UDR, Inc.	24,478	1,032,727

UNITE Group PLC (The)	33,973	384,304

Veris Residential, Inc.	6,873	113,198

Xior Student Housing NV	2,488	83,585

TOTAL MULTI-FAMILY RESIDENTIAL		$12,390,170

OFFICE – 2.1%

Allied Properties REIT	5,371	70,862

Brandywine Realty Trust	15,743	79,817

BXP, Inc.	11,820	952,219

Centuria Office REIT	38,286	30,005

Champion REIT	160,000	37,434

City Office REIT, Inc.	9,220	47,206

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

23	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

COPT Defense Properties	9,418	$303,260

Cousins Properties, Inc.	12,653	387,561

Cromwell Property Group	136,773	37,239

Daiwa Office Investment Corp.	48	94,793

Derwent London PLC	8,184	231,539

Dexus	88,140	413,662

Douglas Emmett, Inc.#	12,207	217,163

Easterly Government Properties, Inc.	6,065	82,241

Equity Commonwealth*	7,204	142,567

Gecina SA	4,398	470,006

Global One Real Estate Investment Corp.	95	61,207

Great Portland Estates PLC	28,987	117,594

Helical PLC	17,407	44,805

Highwoods Properties, Inc.	8,747	293,374

Hudson Pacific Properties, Inc.	11,418	49,326

Ichigo Office REIT Investment Corp.	132	67,762

Inmobiliaria Colonial Socimi SA	24,501	148,500

Japan Excellent, Inc.	109	84,298

Japan Prime Realty Investment Corp.	69	151,596

Japan Real Estate Investment Corp.	110	400,120

JBG SMITH Properties	9,549	162,333

Keppel REIT	194,800	132,195

Kilroy Realty Corp.	8,219	330,568

Mirai Corp.	207	54,260

Mori Hills REIT Investment Corp.	119	99,048

NET Lease Office Properties	1,277	38,361

Nippon Building Fund, Inc.	670	574,694

NSI NV	1,341	28,893

One REIT, Inc.	30	46,079

Orix JREIT, Inc.	220	227,102

Paramount Group, Inc.	15,147	73,463

Peakstone Realty Trust#	4,237	55,589

Piedmont Office Realty Trust, Inc., Class A	10,974	109,082

SL Green Realty Corp.	5,504	416,158

Vornado Realty Trust	13,769	570,174

Workspace Group PLC	12,028	86,287

TOTAL OFFICE		$8,020,442

OTHER SPECIALIZED – 2.3%

Arena REIT	35,122	92,360

Charter Hall Social Infrastructure REIT	35,768	60,967

EPR Properties	6,503	295,041

Farmland Partners, Inc.#	3,836	44,919

Four Corners Property Trust, Inc.	7,695	212,074

Gaming and Leisure Properties, Inc.	23,100	1,159,389

Gladstone Land Corp.	3,854	50,218

Iron Mountain, Inc.	24,189	2,992,905

Lamar Advertising Co., Class A	6,912	912,384

Outfront Media, Inc.	9,808	174,190

Rural Funds Group	25,109	30,769

Safehold, Inc.#	3,123	66,457

Uniti Group, Inc.	21,726	110,151

VICI Properties, Inc.	86,401	2,744,096

TOTAL OTHER SPECIALIZED		$8,945,920

RETAIL – 6.4%

Acadia Realty Trust	8,873	217,300

AEON REIT Investment Corp.	123	102,798

Description	Number of Shares	Value

Agree Realty Corp.	8,361	$620,804

Alexander’s, Inc.	134	30,422

Brixmor Property Group, Inc.	25,752	694,016

BWP Trust	42,243	95,422

CapitaLand China Trust	120,900	68,957

CapitaLand Integrated Commercial Trust	447,347	679,645

Carmila SA	6,893	129,803

CBL & Associates Properties, Inc.#	2,691	71,177

Charter Hall Retail REIT	46,012	101,866

Choice Properties REIT	12,922	131,600

Crombie REIT	4,825	51,738

CT REIT	6,101	66,735

Curbline Properties Corp.*	7,710	174,477

Eurocommercial Properties NV	4,984	126,829

Federal Realty Investment Trust	6,203	687,541

First Capital REIT	8,769	111,978

Fortune REIT	131,000	68,291

Frasers Centrepoint Trust	98,823	166,745

Frontier Real Estate Investment Corp.	39	103,566

Fukuoka REIT Corp.	64	59,705

Getty Realty Corp.	4,465	140,156

Hamborner REIT AG	9,415	66,547

Hammerson PLC	29,201	108,545

HomeCo Daily Needs REIT	138,313	109,694

InvenTrust Properties Corp.	5,758	169,573

Japan Metropolitan Fund Invest	549	336,955

Kimco Realty Corp.	56,189	1,332,803

Kite Realty Group Trust	18,275	469,119

Klepierre SA	17,535	560,622

Lar Espana Real Estate Socimi SA	4,971	44,400

Lendlease Global Commercial REIT	145,125	62,824

Link REIT	213,000	992,456

Macerich Co. (The)	18,069	337,890

Mapletree Pan Asia Commercial Trust	200,423	196,844

Mercialys SA	8,894	104,936

NETSTREIT Corp.#	5,918	91,729

NewRiver REIT PLC	17,295	17,372

NNN REIT, Inc.	15,258	662,808

Phillips Edison & Co., Inc.	10,352	391,409

Primaris REIT	2,451	27,496

Realty Income Corp.	71,841	4,265,200

Regency Centers Corp.	13,590	970,870

Region RE Ltd.	98,776	142,040

Retail Estates NV	1,199	80,936

Retail Opportunity Investments Corp.	10,776	167,028

RioCan REIT	11,906	162,469

Sasseur REIT	61,100	31,783

Saul Centers, Inc.	1,263	49,434

Scentre Group	423,261	970,397

Shaftesbury Capital PLC	143,332	251,538

Simon Property Group, Inc.	25,251	4,270,449

SITE Centers Corp.	3,855	61,487

Slate Grocery REIT, Class U	2,915	28,263

SmartCentres REIT	7,835	140,173

Starhill Global REIT	158,600	61,118

Supermarket Income REIT PLC	95,954	87,776

Tanger, Inc.	9,484	315,153

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	24

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Unibail-Rodamco-Westfield	8,778	$717,798

Urban Edge Properties	10,642	236,678

Vicinity Ltd.	321,799	457,476

Waypoint REIT Ltd.	58,312	95,007

Wereldhave NV	2,996	46,175

Whitestone REIT	4,055	55,878

TOTAL RETAIL		$24,450,719

SELF-STORAGE – 2.4%

Abacus Storage King	34,498	28,406

Big Yellow Group PLC	16,013	248,332

CubeSmart	18,732	896,139

Extra Space Storage, Inc.	17,494	2,856,770

National Storage Affiliates Trust	5,700	240,255

National Storage REIT	108,509	178,519

Public Storage	13,041	4,291,271

Safestore Holdings PLC	18,058	188,331

Shurgard Self Storage Ltd.	2,600	111,343

TOTAL SELF-STORAGE		$9,039,366

SINGLE-FAMILY RESIDENTIAL – 1.3%

American Homes 4 Rent, Class A	26,182	922,654

Equity LifeStyle Properties, Inc.	15,198	1,065,684

Invitation Homes, Inc.	46,725	1,467,632

PRS REIT PLC (The)	46,884	64,033

Sun Communities, Inc.	9,388	1,245,600

UMH Properties, Inc.	6,072	113,243

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,878,846

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $118,134,226)		$130,341,216

RIGHTS – 0.0%**

ESR-LOGOS REIT*,(1) , Expire 11/01/24	20,812	—

TOTAL RIGHTS (COST $0)		$—

TOTAL REAL ESTATE RELATED SECURITIES (COST $182,075,457)		$201,377,403

COMMODITY RELATED SECURITIES – 46.9%

EXCHANGE-TRADED FUNDS – 1.7%

COMMODITY – 1.7%

SPDR S&P Global Natural Resources ETF	119,300	6,598,483

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,946)		$6,598,483

INVESTMENT COMPANIES – 45.2%

COMMODITY – 45.2%

Vanguard Commodity Strategy Fund, Admiral Shares	2,404,175	62,171,972

DFA Commodity Strategy Portfolio, Institutional Class	23,804,283	106,881,228

Parametric Commodity Strategy Fund, Institutional Class	513,361	3,321,446

TOTAL COMMODITY		$172,374,646

Description	Number of Shares	Value

TOTAL INVESTMENT COMPANIES (COST $184,264,782)		$172,374,646

TOTAL COMMODITY RELATED SECURITIES (COST $189,367,728)		$178,973,129

SHORT-TERM INVESTMENTS – 0.3%

MONEY MARKET FUND – 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	1,139,277	$1,139,277

TOTAL SHORT-TERM INVESTMENT (COST $1,139,277)		$1,139,277

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%

	Par Value

REPURCHASE AGREEMENTS – 0.8%

Bank of Montreal, 4.86%, dated 10/31/24, due 11/01/24, repurchase price $579,983, collateralized by U.S. Government Agency Securities, 1.71% to 7.62%, maturing 1/01/26 to 12/01/52; total market value of $591,503.	$579,905	579,905

Citigroup Global Markets Ltd., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $579,983, collateralized by U.S. Government Agency Securities, 2.00% to 7.96%, maturing 2/01/36 to 8/20/67; total market value of $591,503.	579,905	579,905

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $579,983, collateralized by U.S. Treasury Securities, 2.88% to 4.50%, maturing 5/15/27 to 5/15/52; total market value of $591,503.	579,905	579,905

HSBC Securities USA, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $168,781, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 5/01/28 to 10/01/54; total market value of $172,133.	168,758	168,758

Nomura Securities International, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $579,983, collateralized by U.S. Government Agency Securities, 2.50% to 6.98%, maturing 7/01/34 to 6/15/59; total market value of $591,503.	579,905	579,905

TD Securities, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $579,983, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 5/01/51 to 10/01/53; total market value of $591,503.	579,905	579,905

TOTAL REPURCHASE AGREEMENTS (COST $3,068,283)		$3,068,283

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,068,283)		$3,068,283

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Value

TOTAL INVESTMENTS – 100.7% (Cost $375,650,745)	$384,558,092
COLLATERAL FOR SECURITIES ON LOAN – (0.8%)	(3,068,283)
OTHER ASSETS LESS LIABILITIES – 0.1%	307,830

TOTAL NET ASSETS – 100.0%	$381,797,639

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Real Estate Related Securities

Common Stocks

Diversified	$—	$73,983	$—		$73,983

Diversified Real Estate Activities	162,596	10,884,993	—		11,047,589

Real Estate Development	339,542	1,673,525	—		2,013,067

Real Estate Operating Companies	201,515	12,770,085	—		12,971,600

Exchange-Traded Funds	33,218,640	79,639	—		33,298,279

Investment Company	11,631,669	—	—		11,631,669

Real Estate Investment Trusts

Data Center	11,593,229	278,898	—		11,872,127

Diversified	2,444,621	6,813,986	—		9,258,607

Health Care	14,698,517	897,263	—		15,595,780

Hotel & Resort	3,009,319	763,620	—		3,772,939

Industrial	13,362,902	8,753,398	—		22,116,300

Multi-Family Residential	10,900,911	1,489,259	—	(a)	12,390,170

Office	4,381,324	3,639,118	—		8,020,442

Other Specialized	8,761,824	184,096	—		8,945,920

Retail	17,312,398	7,138,321	—		24,450,719

Self-Storage	8,284,435	754,931	—		9,039,366

Single-Family Residential	4,814,813	64,033	—		4,878,846

Rights	—	—	—	(a)	—

Commodity Related Securities

Exchange-Traded Funds	6,598,483	—	—		6,598,483

Investment Companies	172,374,646	—	—		172,374,646

Money Market Fund	1,139,277	—	—		1,139,277

Repurchase Agreements	—	3,068,283	—		3,068,283

Total Investments in Securities	$325,230,661	$59,327,431	$—		$384,558,092

(a)	Includes internally fair valued securities currently priced at zero ($0).

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	26

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

27	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund
ASSETS:
Investments, at identified cost	$450,769,049		$128,395,561		$375,650,745

Investments in securities, at value	$555,991,561	(a)	$178,990,296		$384,558,092	(b)
Deposits for financial futures contracts	1,125,000		4,976,439		—
Cash denominated in foreign currencies	1,199,173	(c)	459,233	(c)	86,387	(c)
Variation margin receivable for financial futures contracts	—		955,778		—
Income receivable	1,443,503		312,302		263,425
Foreign tax reclaim receivable	2,297,227		465,780		163,440
Receivable for shares sold	172,475		112,548		216,781
Unrealized appreciation on forward foreign currency contracts	—		1,110,078		—
Receivable for investments sold	1,326,179		144,370		—
Prepaid and other assets	31,745		26,679		25,375

TOTAL ASSETS	563,586,863		187,553,503		385,313,500

LIABILITIES:
Collateral for securities on loan	12,021,786		—		3,068,283
Due to custodian	74,156		6,094		—
Deferred foreign capital gains tax payable	—		5,537		—
Variation margin payable for financial futures contracts	88,593		—		—
Payable for investments purchased	1,880,553		93,346		—
Unrealized depreciation on forward foreign currency contracts	—		3,997		—
Payable for shares redeemed	25,078		11,846		188,469
Payable to sub-advisors	158,474		89,059		22,818
Payable for Trustees’ fees	3,701		3,700		3,359
Payable for administration fees	13,740		4,683		9,533
Payable for distribution services fees	702		47		194
Payable for investment advisory fees	165,164		61,546		111,512
Other accrued expenses	185,086		89,328		111,693

TOTAL LIABILITIES	14,617,033		369,183		3,515,861

NET ASSETS	$548,969,830		$187,184,320		$381,797,639

NET ASSETS CONSIST OF:

Paid-in capital	$462,931,554		$149,720,034		$403,917,641
Distributable earnings (loss)	86,038,276		37,464,286		(22,120,002)

TOTAL NET ASSETS	$548,969,830		$187,184,320		$381,797,639

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$ 3,198,335		$ 221,538		$ 869,617

Shares outstanding (unlimited shares authorized)	347,524		16,899		62,027

Net Asset Value per share	$ 9.20		$ 13.11		$ 14.02

Offering Price per share*	$ 9.74	**	$ 13.87	**	$ 14.84	**

Class I
Net Assets	$545,771,495		$186,962,782		$380,928,022

Shares outstanding (unlimited shares authorized)	58,504,064		13,937,014		26,689,426

Net Asset Value and Offering Price per share	$ 9.33		$ 13.41		$ 14.27

(a)	Including $11,280,886 of securities on loan (Note 2).
(b)	Including $2,890,250 of securities on loan (Note 2).
(c)	Cost of cash denominated in foreign currencies was $1,212,995, $460,007 and $92,368, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	28

Six Months Ended October 31, 2024 (unaudited)	Wilmington International Fund	Wilmington Global Alpha Equities Fund	Wilmington Real Asset Fund
INVESTMENT INCOME:
Dividends	$ 8,344,704 (a)	$ 2,395,796 (a)	$ 4,981,887 (a)
Interest	440,802	87,785	—
Securities lending income, net	45,151	—	17,975

TOTAL INVESTMENT INCOME	8,830,657	2,483,581	4,999,862

EXPENSES:
Investment advisory fees	2,192,167	1,132,290	1,008,915
Administration fees	80,501	28,227	55,681
Portfolio accounting and administration fees	78,731	46,978	57,102
Custodian fees	65,025	43,491	29,346
Transfer and dividend disbursing agent fees and expenses	22,565	6,199	5,209
Trustees’ fees	38,317	38,317	38,483
Professional fees	105,127	81,191	79,702
Distribution services fee—Class A	4,129	273	1,136
Shareholder services fee—Class A	4,129	273	1,136
Share registration costs	16,029	16,697	17,479
Printing and postage	11,077	8,996	10,114
Miscellaneous	30,593	20,273	25,756

TOTAL EXPENSES	2,648,390	1,423,205	1,330,059

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(305,171)	(199,542)	(218,667)
Waiver of shareholder services fee—Class A	(4,129)	(273)	(1,136)

TOTAL WAIVERS AND REIMBURSEMENTS	(309,300)	(199,815)	(219,803)

Net expenses	2,339,090	1,223,390	1,110,256

Net investment income	6,491,567	1,260,191	3,889,606

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	9,302,727 (b)	13,898,608 (b)	(4,714,917)
Net realized gain (loss) on forward foreign currency contracts	—	(247,123)	—
Net realized gain (loss) on foreign currency transactions	26,539	(4,810)	(1,122)
Net realized gain (loss) on financial futures contracts	852,206	(3,654,411)	—

Net realized gain (loss)	10,181,472	9,992,264	(4,716,039)

Net change in unrealized appreciation (depreciation) on investments	19,595,458	2,351,033 (c)	26,950,480
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(3,154)	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	69,570	22,004	6,591
Net change in unrealized appreciation (depreciation) on financial futures contracts	(24,986)	(1,554,332)	—

Net change in unrealized appreciation (depreciation)	19,640,042	815,551	26,957,071

Net realized and unrealized gain (loss)	29,821,514	10,807,815	22,241,032

Change in net assets resulting from operations	$36,313,081	$12,068,006	$26,130,638

(a)	Net of foreign withholding taxes of $910,734, $198,827 and $121,321, respectively.
(b)	Net of foreign capital gains tax paid of $5 and $351, respectively.
(c)	Net of change in deferred foreign capital gains tax accrued of $(3,664).

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

29	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund			Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$ 6,491,567	$ 10,426,586	$ 1,260,191	$ 2,489,892
Net realized gain (loss)	10,181,472	26,784,158	9,992,264	(6,028,446)
Net change in unrealized appreciation (depreciation)	19,640,042	3,171,944	815,551	17,782,032

Change in net assets resulting from operations	36,313,081	40,382,688	12,068,006	14,243,478

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,051)	(62,614)	—	(4,052)
Class I	(12,771,966)	(11,608,172)	—	(2,879,727)

Total distributions to shareholders	(12,846,017)	(11,670,786)	—	(2,883,779)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	11,299	371,848	4,403	1,273
Class I	15,104,319	48,647,028	4,010,357	33,989,909
Distributions reinvested
Class A	61,421	56,356	—	4,052
Class I	2,262,387	2,052,008	—	1,129,722
Cost of shares redeemed
Class A	(175,051)	(257,268)	—	(118,812)
Class I	(28,223,148)	(60,988,455)	(45,059,554)	(43,535,142)

Change in net assets resulting from share transactions	(10,958,773)	(10,118,483)	(41,044,794)	(8,528,998)

Change in net assets	12,508,291	18,593,419	(28,976,788)	2,830,701

NET ASSETS:
Beginning of period	536,461,539	517,868,120	216,161,108	213,330,407

End of period	$548,969,830	$536,461,539	$187,184,320	$216,161,108

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,238	44,067	350	106
Class I	1,617,214	5,784,755	305,322	2,758,884
Distributions reinvested
Class A	6,855	6,763	—	335
Class I	248,959	243,467	—	91,550
Shares redeemed
Class A	(19,285)	(30,997)	—	(9,647)
Class I	(3,022,202)	(7,211,404)	(3,462,746)	(3,516,851)

Net change resulting from share transactions	(1,167,221)	(1,163,349)	(3,157,074)	(675,623)

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	30

	Wilmington Real Asset Fund

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$ 3,889,606	$ 10,299,875
Net realized gain (loss)	(4,716,039)	(9,921,030)
Net change in unrealized appreciation (depreciation)	26,957,071	6,969,955

Change in net assets resulting from operations	26,130,638	7,348,800

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains
Class A	(6,810)	(18,373)
Class I	(3,179,697)	(8,514,528)

Total distributions to shareholders	(3,186,507)	(8,532,901)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	3,760	25,938
Class I	14,630,933	61,225,286
Distributions reinvested
Class A	6,695	17,999
Class I	1,468,630	3,694,740
Cost of shares redeemed
Class A	(67,167)	(109,169)
Class I	(37,270,885)	(93,865,028)

Change in net assets resulting from share transactions	(21,228,034)	(29,010,234)

Change in net assets	1,716,097	(30,194,335)

NET ASSETS:
Beginning of period	380,081,542	410,275,877

End of period	$381,797,639	$380,081,542

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	270	1,963
Class I	1,043,130	4,587,614
Distributions reinvested
Class A	484	1,342
Class I	104,369	270,986
Shares redeemed
Class A	(4,765)	(8,240)
Class I	(2,644,493)	(7,040,743)

Net change resulting from share transactions	(1,501,005)	(2,187,078)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

31	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 8.83		$ 8.37	$ 8.44	$10.47	$ 7.35	$ 8.52
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.15	0.15	0.10	0.10	0.13
Net Realized and Unrealized Gain (Loss)	0.48		0.49	0.08	(1.75)	3.16	(1.17)

Total Income (Loss) From Operations	0.58		0.64	0.23	(1.65)	3.26	(1.04)

Less Distributions From:
Net Investment Income	(0.21)		(0.18)	(0.13)	(0.16)	(0.14)	(0.13)
Net Realized Gains	—		—	(0.17)	(0.22)	—	—

Total Distributions	(0.21)		(0.18)	(0.30)	(0.38)	(0.14)	(0.13)

Net Asset Value, End of Period	$ 9.20		$ 8.83	$ 8.37	$ 8.44	$10.47	$ 7.35

Total Return(b)	6.61%		7.81%	3.01%	(16.31)%	44.67%	(12.35)%
Net Assets, End of Period (000’s)	$3,198		$3,166	$2,836	$2,957	$4,015	$3,036
Ratios to Average Net Assets
Gross Expense(c)	1.44	%(d)	1.45%	1.48%	1.48%	1.48%	1.50%
Net Expense(c),(e)	1.08	%(d)	1.08%	1.09%	1.10%	1.06%	0.98%
Net Investment Income	2.07	%(d)	1.77%	1.87%	1.00%	1.10%	1.57%
Portfolio Turnover Rate	16%		108%	76%	71%	74%	79%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 8.94		$ 8.46	$ 8.52	$ 10.56	$ 7.41	$ 8.59
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.17	0.17	0.13	0.12	0.13
Net Realized and Unrealized Gain (Loss)	0.50		0.50	0.08	(1.77)	3.18	(1.17)

Total Income (Loss) From Operations	0.61		0.67	0.25	(1.64)	3.30	(1.04)

Less Distributions From:
Net Investment Income	(0.22)		(0.19)	(0.14)	(0.18)	(0.15)	(0.14)
Net Realized Gains	—		—	(0.17)	(0.22)	—	—

Total Distributions	(0.22)		(0.19)	(0.31)	(0.40)	(0.15)	(0.14)

Net Asset Value, End of Period	$ 9.33		$ 8.94	$ 8.46	$ 8.52	$ 10.56	$ 7.41

Total Return(b)	6.84%		8.10%	3.23%	(16.10)%	44.92%	(12.28)%
Net Assets, End of Period (000’s)	$545,772		$533,296	$515,032	$614,339	$713,463	$513,640
Ratios to Average Net Assets
Gross Expense(c)	0.94	%(d)	0.95%	0.98%	0.99%	1.16%	1.25%
Net Expense(c),(e)	0.83	%(d)	0.83%	0.84%	0.85%	0.85%	0.85%
Net Investment Income	2.32	%(d)	2.05%	2.12%	1.27%	1.32%	1.58%
Portfolio Turnover Rate	16%		108%	76%	71%	74%	79%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	32

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$12.36		$11.76	$11.68	$11.97	$10.87	$11.28
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.10	0.10	0.01	0.02	0.07
Net Realized and Unrealized Gain (Loss)	0.69		0.66	0.30	(0.24)	1.31	(0.35)

Total Income (Loss) From Operations	0.75		0.76	0.40	(0.23)	1.33	(0.28)

Less Distributions From:
Net Investment Income	—		(0.16)	(0.32)	(0.06)	(0.06)	(0.13)
Net Realized Gains	—		—	—	—	(0.17)	—

Total Distributions	—		(0.16)	(0.32)	(0.06)	(0.23)	(0.13)

Net Asset Value, End of Period	$13.11		$12.36	$11.76	$11.68	$11.97	$10.87

Total Return(b)	6.07%		6.47%	3.51%	(1.97)%	12.27%	(2.57)%
Net Assets, End of Period (000’s)	$ 221		$ 205	$ 303	$ 295	$ 324	$ 208
Ratios to Average Net Assets
Gross Expense(c)	1.95	%(d)	1.92%	2.19%	2.30%	2.30%	2.29%
Net Expense(c),(e)	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Net Investment Income	0.99	%(d)	0.83%	0.87%	0.12%	0.19%	0.63%
Portfolio Turnover Rate	22%		43%	68%	44%	58%	84%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 12.63		$ 11.99	$ 11.88	$ 12.14	$ 11.01	$ 11.40
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.14	0.13	0.05	0.05	0.09
Net Realized and Unrealized Gain (Loss)	0.69		0.66	0.30	(0.25)	1.31	(0.34)

Total Income (Loss) From Operations	0.78		0.80	0.43	(0.20)	1.36	(0.25)

Less Distributions From:
Net Investment Income	—		(0.16)	(0.32)	(0.06)	(0.06)	(0.14)
Net Realized Gains	—		—	—	—	(0.17)	—

Total Distributions	—		(0.16)	(0.32)	(0.06)	(0.23)	(0.14)

Net Asset Value, End of Period	$ 13.41		$ 12.63	$ 11.99	$ 11.88	$ 12.14	$ 11.01

Total Return(b)	6.18%		6.73%	3.75%	(1.63)%	12.46%	(2.31)%
Net Assets, End of Period (000’s)	$186,963		$215,956	$213,027	$211,957	$206,232	$211,911
Ratios to Average Net Assets
Gross Expense(c)	1.44	%(d)	1.41%	1.69%	1.80%	1.99%	2.04%
Net Expense(c),(e)	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Net Investment Income	1.28	%(d)	1.13%	1.12%	0.38%	0.44%	0.82%
Portfolio Turnover Rate	22%		43%	68%	44%	58%	84%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

33	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$13.22		$13.26	$16.30		$15.58		$12.33		$14.40
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.31	0.69		1.64	(b)	0.17		0.45
Net Realized and Unrealized Gain (Loss)	0.78		(0.08)	(3.04)		0.82		3.32		(2.03)

Total Income (Loss) From Operations	0.90		0.23	(2.35)		2.46		3.49		(1.58)

Less Distributions From:
Net Investment Income	(0.10)		(0.27)	(0.69	)(c)	(1.74)		(0.24)		(0.49)

Total Distributions	(0.10)		(0.27)	(0.69)		(1.74)		(0.24)		(0.49)

Net Asset Value, End of Period	$14.02		$13.22	$13.26		$16.30		$15.58		$12.33

Total Return(d)	6.85%		1.73%	(14.44)%		16.34%		28.65%		(11.35)%
Net Assets, End of Period (000’s)	$ 870		$ 873	$ 941		$1,169		$ 995		$ 932
Ratios to Average Net Assets
Gross Expense(e)	1.18	%(f)	1.16%	1.17%		1.17%		1.30%		1.30%
Net Expense(e),(g)	0.82	%(f)	0.82%	0.85%		0.89%		0.96%		0.96%
Net Investment Income	1.75	%(f)	2.36%	4.78%		10.04	%(b)	1.25%		3.16%
Portfolio Turnover Rate	2%		3%	20%		32%		40	%(h)	411%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 13.45		$ 13.48	$ 16.54		$ 15.77		$ 12.47		$ 14.56
Income (Loss) From Operations:
Net Investment Income(a)	0.14		0.35	0.74		1.65	(b)	0.17		0.49
Net Realized and Unrealized Gain (Loss)	0.80		(0.09)	(3.09)		0.89		3.40		(2.06)

Total Income (Loss) From Operations	0.94		0.26	(2.35)		2.54		3.57		(1.57)

Less Distributions From:
Net Investment Income	(0.12)		(0.29)	(0.71	)(c)	(1.77)		(0.27)		(0.52)

Total Distributions	(0.12)		(0.29)	(0.71)		(1.77)		(0.27)		(0.52)

Net Asset Value, End of Period	$ 14.27		$ 13.45	$ 13.48		$ 16.54		$ 15.77		$ 12.47

Total Return(d)	6.97%		1.94%	(14.21)%		16.66%		29.00%		(11.13)%
Net Assets, End of Period (000’s)	$380,928		$379,209	$409,335		$486,959		$463,203		$199,115
Ratios to Average Net Assets
Gross Expense(e)	0.68	%(f)	0.66%	0.67%		0.67%		0.93%		1.05%
Net Expense(e),(g)	0.57	%(f)	0.57%	0.60%		0.64%		0.71%		0.71%
Net Investment Income	2.00	%(f)	2.60%	5.10%		9.98	%(b)	1.18%		3.41%
Portfolio Turnover Rate	2%		3%	20%		32%		40	%(h)	411%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2022 due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	A portion of this distribution amounting to less than $0.005 per share was a tax return of capital.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.

(g)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(h)	In 2020, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the year ended April 30, 2021 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	34

Wilmington Funds

October 31, 2024 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Advisor may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

35	NOTES TO FINANCIAL STATEMENTS (continued)

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermar-ket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

International Fund
Bank of Montreal	$2,224,030	$2,224,030	$—	$—
Citigroup Global Markets Ltd.	2,224,030	2,224,030	—	—
Deutsche Bank Securities, Inc.	2,224,030	2,224,030	—	—
HSBC Securities USA, Inc.	901,636	901,636	—	—
Nomura Securities International, Inc.	2,224,030	2,224,030	—	—
TD Securities, Inc.	2,224,030	2,224,030	—	—

	$12,021,786	$12,021,786	$—	$—

Real Asset Fund
Bank of Montreal	$579,905	$579,905	$—	$—
Citigroup Global Markets Ltd.	579,905	579,905	—	—
Deutsche Bank Securities, Inc.	579,905	579,905	—	—

October 31, 2024 (unaudited) / SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	43

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

HSBC Securities USA, Inc.	$168,758	$168,758	$—	$—
Nomura Securities International, Inc.	579,905	579,905	—	—
TD Securities, Inc.	579,905	579,905	—	—

	$3,068,283	$3,068,283	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

37	NOTES TO FINANCIAL STATEMENTS (continued)

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2024, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

International Fund	$11,280,886	$11,280,886	$—

Real Asset Fund	2,890,250	2,890,250	—

(1)

Collateral with a value of $12,021,786 and $3,068,283, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2024, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of October 31, 2024.

Location on the Statements of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2024.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	38

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

Global Alpha Equities Fund
Financial Futures Contracts	$1,182,303	$1,182,303	$—
Forward Foreign Currency Contracts	1,110,078	—	1,110,078

Totals	$2,292,381	$1,182,303	$1,110,078

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(29,466)	$(29,466)	$—

Totals	$(29,466)	$(29,466)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(965,958)	$(965,958)	$—
Forward Foreign Currency Contracts	(3,997)	—	(3,997)

Totals	$(969,955)	$(965,958)	$(3,997)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2024.

Derivative Type	Location on the Statements of Operations

Equity contracts	Net realized gain (loss) on financial futures contracts
Net change in unrealized appreciation (depreciation) on financial futures contracts

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$852,206	$852,206	$—

Totals	$852,206	$852,206	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(3,654,411)	$(3,654,411)	$—
Forward Foreign Currency Contracts	(247,123)	—	(247,123)

Totals	$(3,901,534)	$(3,654,411)	$(247,123)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(24,986)	$(24,986)	$—

Totals	$(24,986)	$(24,986)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(1,554,332)	$(1,554,332)	$—
Forward Foreign Currency Contracts	(3,154)	—	(3,154)

Totals	$(1,557,486)	$(1,554,332)	$(3,154)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

39	NOTES TO FINANCIAL STATEMENTS (continued)

The average quarterly volume of derivative activities for the six months ended October 31, 2024 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$11,579,374	$—
Global Alpha Equities Fund	2,331,296	36,458,557

	Liability Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

Global Alpha Equities Fund	$94,381,145	$321,627

(1)	Notional Amount.
(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At October 31, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund
Deutsche Bank AG	$835,665	$—	$—	$—	$835,665
Morgan Stanley	84,725	—	—	—	84,725
RBC Capital Markets Corp.	145,757	—	—	—	145,757
Standard Chartered PLC	43,931	(3,997)	—	—	39,934

Total Derivative Assets	$1,110,078	$(3,997)	$—	$—	$1,106,081

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)

Standard Chartered PLC	$3,997	$(3,997)	$—	$—	$—

Total Derivative Liabilities	$3,997	$(3,997)	$—	$—	$—

(1)	Excess of collateral received is not shown for financial reporting purposes.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2024.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	40

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2024, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

International Fund	$455,697,228	$117,022,456	$(16,757,589)	$100,264,867
Global Alpha Equities Fund	133,334,282	55,341,061	(8,362,621)	46,978,440
Real Asset Fund	382,957,144	35,547,204	(33,946,256)	1,600,948

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2024, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

International Fund	$(25,953,203)	$—	$(25,953,203)
Global Alpha Equities Fund	(14,866,248)	(4,412,884)	(19,279,132)
Real Asset Fund	(1,505,286)	(19,320,986)	(20,826,272)

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/ Allocated Net Assets for Sub-advisors

International Fund
WFMC	$1,265,943	$(305,171)	0.45%
Sub-advisors:
Wellington Management Company LP	926,224	—	0.33%

Total(a)	$2,192,167	$(305,171)

Global Alpha Equities Fund
WFMC	$591,831	$(199,542)	0.60%
Sub-advisors:
Wellington Management Company LP	540,459	—	0.55% on the first $250 million; and 0.50% on assets in excess of $250 million

Total(b)	$1,132,290	$(199,542)

Real Asset Fund
WFMC	$875,618	$(218,667)	0.45% on all Assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

41	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors

Sub-advisors:
Parametric Portfolio Associates LLC	$133,297	$—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; 0.15% of the next $110 million in assets; and 0.10% of assets in excess of $150 million

Total(c)	$1,008,915	$(218,667)

(a)	The total gross advisory and sub-advisory fees during the period were 0.78% for the International Fund.
(b)	The total gross advisory and sub-advisory fees during the period were 1.15% for the Global Alpha Equities Fund.
(c)	The total gross advisory and sub-advisory fees during the period were 0.52% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

International Fund	1.08%	0.83%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund	0.82%	0.57%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2024, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

International Fund	$471
Global Alpha Equities Fund	16
Real Asset Fund	1

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	42

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2024, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges
Global Alpha Equities Fund	$27

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2024 were as follows:

Fund	Purchases	Sales

International Fund	$83,707,753	$95,479,624
Global Alpha Equities Fund	40,326,243	101,156,747
Real Asset Fund	6,315,593	22,571,730

7.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

43	NOTES TO FINANCIAL STATEMENTS (concluded)

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 28, 2024. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the statement of operations. The LOC expires on March 26, 2025.

The Funds did not utilize the LOC during the six months ended October 31, 2024.

10.	NEW REGULATORY PRONOUNCEMENTS

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed with the SEC on or after July 24, 2024.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

44

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 23-24, 2024 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 19, 2024 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; and potential fall-out benefits to the Sub-Adviser; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

45	Semi-Annual Financial Statements and Other Information

from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) was below the Fund’s expense group median and net total expense ratio was equal to the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-year period ended June 30, 2024, and below the peer group average for the three- and five-year periods ended June 30, 2024. The Board considered that it had previously considered and approved the Fund’s structural change to transition away from a multi-subadviser approach to a single sub-adviser (Wellington Management Company LLP) in September of 2023, and the Fund’s outperformance of its peer group and benchmark since those changes were implemented.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2024. The Board considered management’s explanation of the Fund’s performance and that the fund has generally performed in line with management’s expectations of its investment objective. In addition, the Board considered management’s view that peer group comparisons are difficult due to differences in asset allocations and exposures, particularly in equity positions, among the funds in the peer group.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

46

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 21, 2024

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

47

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

•	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 21, 2024. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Additional Sub-Advisors to the	PricewaterhouseCoopers LLP
Wilmington International Fund	Two Commerce Square
Wellington Management Company LLP	2001 Market Street, Suite 1800
280 Congress Street	Philadelphia, PA 19103
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MMgr-1024
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

FUNDS October 31, 2024 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2024, through October 31, 2024.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

Overall, the semi-annual fiscal period between May and October was strong from both a markets and economic perspective. In the U.S., Gross Domestic Product (“GDP”) logged a +2.8% quarter-over-quarter increase (July-September), anchored by strong domestic consumption and an expansion of government spending. U.S. consumers continued to support the economy as shown by retail sales figures that surprised to the upside in five out of six months. The aggregate pace of retail sales on a year-over-year basis, however, continued to normalize, supporting our baseline economic view of a “soft landing”. Waning inflation pressure was another major development during the period with the Federal Reserve’s (the “Fed”) preferred gauge of inflation, the Personal Consumption Expenditures Price Index (“PCE”), increasing just 2.1% year-over-year in September, essentially right at the Fed’s target. Core inflation continued to run slightly higher than target, driven almost entirely by the shelter component, which typically lags price changes in real-time indices like Zillow. The labor market, arguably the biggest focus for both the Fed and investors during the period, showed signs of slowing as the trend of net new jobs added to the U.S. economy’s continued decline. Labor demand was also an area of concern as job openings remained on a steep downward trajectory which, if continued unabated, would slow real income and weigh on consumer demand. Taken together, a soft landing for the U.S. economy remains our base case, but the probability of a recession in 2025 has, in our opinion, moved up slightly to approximately 35%.

The interest rate environment remained dynamic as the Fed began loosening monetary policy during the period. The Fed cut their target rate by 50 basis points1 in September as Fed Chair Powell messaged the large rate move as a “recalibration” of policy, while insisting the Federal Open Market Committee (“FOMC”) was not concerned about the economy. The FOMC’s new interest rate projections showed expectations of an additional 50 basis points of cuts in 2024 followed by a slower pace next year, with another 100 basis points of cuts in 2025.

Aside from the economic backdrop, the U.S. presidential election was a major focal point for investors as they attempted to read through the broad policy proposals of both candidates. The election cycle itself was unprecedented in many regards. The incumbent, President Joe Biden stepped out of the race in late-July following pressure from Democratic leaders and donors. Vice President Kamala Harris took his place, proposing to roll back the Trump-era tax cuts while expanding the child tax credit and targeting corporate price gouging. Former-President Trump campaigned on the key pillars of broad-based tariffs on China and other trading partners, mass deportations of illegal immigrants, and full extension of the expiring provisions in the 2017 Tax Cuts and Jobs Act. The broad range of potential outcomes led to increased volatility as the market attempted to price in the election’s impact on economic growth, the fiscal deficit, and the path of interest rates.

Abroad, the economic picture remained murky as GDP growth in Europe expanded by a meager 0.4% from July to September. Price pressure has essentially disappeared from the economy with September inflation data revised down to 1.7% year-over-year, much lower than the European Central Bank (“ECB”) expected and signaling potential stagnation. Additionally, incoming data on economic activity across Europe’s largest economies continues to surprise to the downside suggesting that countries such as Germany and France are flirting with recession. Due to the impending economic challenges, the ECB cut rates, starting in June, by 110 basis points during the period. Overall, the outlook for weak growth, low inflation, and the failure of the long-awaited consumer-led recovery dims the investment prospects across the European continent. We remain underweight to developed international economies across our portfolios.

In Japan, there were several major headlines during the period but none more impactful than the rapid unwinding of the yen carry trade in early-August. The violent unwinding, sparked by the surprise rate hike from the Bank of Japan , reverberated across global equity markets leading to substantial and rapid losses. In China, the People’s Bank of China announced a comprehensive stimulus package in September to support the general economy, property markets, and equity markets. Chinese consumer confidence remains at the lowest level on record due to the bleak outlook in the job market and wealth shrinkage from falling property prices.

PRESIDENT’S MESSAGE / October 31, 2024

ii

Bond markets

Fixed income markets improved significantly during the period as yields pushed lower across the curve. The 10-year Treasury yield declined 37 basis points to 4.3% while the 2-year Treasury yield dropped 87 basis points ending the period at 4.17%. Overall, the Bloomberg U.S. Aggregate Bond Index advanced 5.3% as markets continued to price a looser monetary policy backdrop. As for yield curve slopes, the 10y-minus-2y disinverted for the first time in two years, ending at +14 bps. The 10y-minus-3m slope remained in inverted territory but re-steepened substantially. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 135.2 compared to its five-year average of 83.9.

For the six-month period May 1, 2024 to October 31, 2024, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

4.78%	5.31%	5.74%	2.46%	6.86%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

U.S. equity market performance was robust with large-cap and small-cap stocks both delivering strong returns. Overall, the S&P 500 gained 14.08% as breadth in the market improved substantially. Utilities and real estate were the best performing sectors in the index followed by technology and financials. Energy was the only S&P 500 sector to decline during the semi-annual period. Elsewhere, U.S. small-cap stocks (as measured by the Russell 2000 Index) advanced 12.05%, benefitting from a lower interest rate environment and a beneficial valuation backdrop. Returns in international indices lagged the U.S. market as the MSCI EAFE (Net) Index was up 3.66% and the MSCI Emerging Markets (Net) Index returned 8.59%.

For the six-month period May 1, 2024 to October 31, 2024, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

14.08%	12.05%	3.66%	8.59%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2024

October 31, 2024 / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2024

1

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.8%

FEDERAL FARM CREDIT BANK (FFCB) – 0.8%

(SOFR + 0.13%), 4.95%, 11/01/24Δ	$80,000,000	$80,000,000

FEDERAL HOME LOAN BANK (FHLB) – 12.4%

4.57%, 01/22/25‡	44,000,000	43,546,996

4.56%, 01/31/25‡	26,480,000	26,178,790

5.00%, 02/10/25‡	25,000,000	24,666,139

4.52%, 02/14/25‡	50,000,000	49,349,583

(SOFR + 0.01%), 4.82%, 11/04/24Δ	100,000,000	100,000,000

(SOFR + 0.01%), 4.82%, 11/25/24Δ	75,000,000	75,000,000

(SOFR + 0.02%), 4.83%, 12/12/24Δ	25,000,000	25,000,000

(SOFR + 0.02%), 4.83%, 01/02/25Δ	25,000,000	25,000,000

5.00%, 02/24/25	25,000,000	25,000,000

4.63%, 03/03/25	100,000,000	99,924,814

(SOFR + 0.02%), 4.83%, 03/07/25Δ	25,000,000	25,000,000

(SOFR + 0.02%), 4.83%, 03/10/25Δ	50,000,000	50,000,000

(SOFR + 0.02%), 4.83%, 03/14/25Δ	25,000,000	25,000,000

5.15%, 03/17/25	25,000,000	25,000,000

(SOFR + 0.02%), 4.83%, 03/20/25Δ	25,000,000	25,000,000

(SOFR + 0.03%), 4.84%, 03/25/25Δ	25,000,000	25,000,000

(SOFR + 0.01%), 4.82%, 03/26/25Δ	25,000,000	25,000,000

(SOFR + 0.03%), 4.84%, 04/10/25Δ	25,000,000	25,000,000

(SOFR + 0.04%), 4.85%, 06/18/25Δ	100,000,000	100,000,000

(SOFR + 0.16%), 4.97%, 09/02/25Δ	25,000,000	25,000,000

(SOFR + 0.16%), 4.97%, 09/11/25Δ	25,000,000	25,000,000

(SOFR + 0.16%), 4.97%, 10/16/25Δ	100,000,000	100,000,000

(SOFR + 0.20%), 5.01%, 11/13/25Δ	25,000,000	25,000,000

(SOFR + 0.20%), 5.01%, 01/07/26Δ	25,000,000	25,000,000

(SOFR + 0.14%), 4.95%, 07/21/26Δ	50,000,000	50,000,000

(SOFR + 0.17%), 4.98%, 08/20/26Δ	25,000,000	25,000,000

(SOFR + 0.19%), 5.00%, 09/24/26Δ	75,000,000	75,000,000

(SOFR + 0.19%), 5.00%, 10/29/26Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,218,666,322

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

(SOFR + 0.10%), 4.91%, 06/18/26Δ	50,000,000	50,000,000

(SOFR + 0.12%), 4.93%, 07/29/26Δ	12,000,000	12,000,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$62,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,360,666,322)		$1,360,666,322

U.S. TREASURY OBLIGATIONS – 41.3%

U.S. TREASURY BILLS – 34.3%

5.30%, 11/05/24‡	240,000,000	239,861,200

5.29%, 11/12/24‡	400,000,000	399,365,056

4.75%, 11/21/24‡	235,000,000	234,383,778

5.20%, 11/26/24‡	115,700,000	115,289,024

4.87%, 12/03/24‡	680,000,000	677,087,711

5.03%, 12/05/24‡	320,000,000	318,497,955

5.07%, 12/10/24‡	250,000,000	248,648,542

5.30%, 12/12/24‡	77,000,000	76,547,058

Description	Par Value	Value

5.29%, 12/19/24‡	$71,000,000	$70,512,467

4.89%, 01/07/25‡	320,000,000	317,135,378

4.86%, 01/23/25‡	170,000,000	168,132,638

4.50%, 01/28/25‡	160,000,000	158,267,377

4.49%, 02/18/25‡	335,000,000	330,516,769

4.51%, 02/25/25‡	24,000,000	23,656,253

TOTAL U.S. TREASURY BILLS		$3,377,901,206

U.S. TREASURY NOTES – 7.0%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.20%), 4.74%, 01/31/25Δ	160,000,000	159,998,472

(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 4.67%, 07/31/25Δ	200,000,000	199,943,710

(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 4.71%, 10/31/25Δ	80,000,000	79,975,579

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 4.79%, 01/31/26Δ	80,000,000	80,041,095

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 4.69%, 04/30/26Δ	165,000,000	165,011,114

TOTAL U.S. TREASURY NOTES		$684,969,970

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,062,871,176)		$4,062,871,176

	Number of Shares

MONEY MARKET FUND – 0.8%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.75%^	74,205,728	74,205,728

TOTAL MONEY MARKET FUND (COST $74,205,728)		$74,205,728

	Par Value

REPURCHASE AGREEMENTS – 44.4%

CIBC World Markets Corp. 4.85%, dated 10/31/24, due 11/01/24, repurchase price $500,067,361, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 11/29/24 to 02/15/53; total market value $500,000,029.	$500,000,000	500,000,000

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $160,021,556, collateralized by U.S. Treasury Securities, 0.00%, maturing 11/05/24 to 09/04/25; total market value $163,200,073.	160,000,000	160,000,000

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	2

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

Federal Reserve Bank of New York, 4.80%, dated 10/31/24, due 11/01/24, repurchase price $1,970,262,667, collateralized by U.S. Treasury Securities, 1.63% to 2.88%, maturing 05/15/25 to 05/15/32; total market value $1,970,262,706.	$1,970,000,000	$1,970,000,000

FICC Bank of New York, 4.85%, dated 10/31/24, due 11/01/24, repurchase price $750,101,042, collateralized by U.S. Treasury Securities, 3.88% to 4.88%, maturing 04/30/26 to 10/15/27; total market value $765,000,080.	750,000,000	750,000,000

FICC Mizuho Securities USA, 4.85%, dated 10/31/24, due 11/01/24, repurchase price $750,101,042, collateralized by U.S. Treasury Securities, 0.00% to 4.63%, maturing 09/04/25 to 05/15/34; total market value $765,000,038.	750,000,000	750,000,000

Description	Par Value	Value

TD Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $240,032,333, collateralized by U.S. Treasury Securities, 1.25% to 5.00%, maturing 08/31/25 to 01/31/31; total market value $244,800,069.	$240,000,000	$240,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,370,000,000)		$4,370,000,000

TOTAL INVESTMENTS – 100.3% (COST $9,867,743,226)		$9,867,743,226
OTHER ASSETS LESS LIABILITIES – (0.3)%		(31,669,376)

TOTAL NET ASSETS – 100.0%		$9,836,073,850

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$1,360,666,322	$—	$1,360,666,322

U.S. Treasury Obligations	—	4,062,871,176	—	4,062,871,176

Money Market Fund	74,205,728	—	—	74,205,728

Repurchase Agreements	—	4,370,000,000	—	4,370,000,000

Total	$74,205,728	$9,793,537,498	$—	$9,867,743,226

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

3

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 44.8%

U.S. TREASURY BILLS – 36.7%

5.30%, 11/05/24‡	$60,000,000	$59,965,300

5.29%, 11/12/24‡	100,000,000	99,841,264

4.75%, 11/21/24‡	46,850,000	46,727,149

5.20%, 11/26/24‡	26,000,000	25,907,646

4.87%, 12/03/24‡	125,800,000	125,259,825

5.03%, 12/05/24‡	80,000,000	79,624,489

5.07%, 12/10/24‡	50,000,000	49,729,708

5.30%, 12/12/24‡	16,240,000	16,144,471

5.29%, 12/19/24‡	15,580,000	15,473,017

4.89%, 01/07/25‡	80,000,000	79,283,844

4.86%, 01/23/25‡	42,000,000	41,538,912

4.50%, 01/28/25‡	40,000,000	39,566,844

4.49%, 02/18/25‡	65,000,000	64,130,120

4.51%, 02/25/25‡	6,240,000	6,150,626

TOTAL U.S. TREASURY BILLS		$749,343,215

U.S. TREASURY NOTES – 8.1%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.20%), 5.52%, 01/31/25Δ	40,000,000	39,999,618

(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 5.45%, 07/31/25Δ	50,000,000	49,985,927

(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 5.49%, 10/31/25Δ	20,000,000	19,993,895

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 5.57%, 02/02/26Δ	20,000,000	20,010,274

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 4.71%, 04/30/26Δ	35,000,000	35,002,007

TOTAL U.S. TREASURY NOTES		$164,991,721

TOTAL U.S. TREASURY OBLIGATIONS (COST $914,334,936)		$914,334,936

	Number of Shares

MONEY MARKET FUND – 2.2%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.75%^	45,006,585	45,006,585

TOTAL MONEY MARKET FUND (COST $45,006,585)		$45,006,585

Description	Par Value	Value

REPURCHASE AGREEMENTS – 53.4%

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $390,052,542, collateralized by U.S. Treasury Securities, 2.75% to 4.50%, maturing 05/15/27 to 02/15/49; total market value $397,800,045.	$390,000,000	$390,000,000

FICC Bank of New York, 4.85%, dated 10/31/24, due 11/01/24, repurchase price $250,033,681, collateralized by U.S. Treasury Security, 4.13%, maturing 10/31/29; total market value $255,000,070.	250,000,000	250,000,000

FICC Mizuho Securities USA, 4.85%, dated 10/31/24, due 11/01/24, repurchase price $250,033,681, collateralized by U.S. Treasury Securities, 1.13% to 4.74%, maturing 04/15/26 to 08/15/46; total market value $255,000,006.	250,000,000	250,000,000

TD Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $200,026,944, collateralized by U.S. Treasury Securities, 0.63% to 4.88%, maturing 06/15/25 to 11/15/31; total market value $204,000,002.	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,090,000,000)		$1,090,000,000

TOTAL INVESTMENTS – 100.4% (COST $2,049,341,521)		$2,049,341,521
OTHER ASSETS LESS LIABILITIES – (0.4)%		(7,755,966)

TOTAL NET ASSETS – 100.0%		$2,041,585,555

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	4

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$—	$914,334,936	$—	$914,334,936
Money Market Fund	45,006,585	—	—	45,006,585
Repurchase Agreements	—	1,090,000,000	—	1,090,000,000

Total	$45,006,585	$2,004,334,936	$—	$2,049,341,521

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

5	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund

ASSETS:

Investments, at identified cost	$9,867,743,226	$2,049,341,521

Investments in securities, at value (including repurchase agreements of $4,370,000,000 and $1,090,000,000, respectively)	$9,867,743,226	$2,049,341,521
Income receivable	9,543,943	320,715
Receivable for shares sold	4,050	6,768
Prepaid assets	68,692	41,447

TOTAL ASSETS	9,877,359,911	2,049,710,451

LIABILITIES:

Due to custodian	6,634	3,938
Income distribution payable	38,174,750	7,402,904
Payable for shares redeemed	2,713	40,853
Payable for Trustees’ fees	3,764	3,764
Payable for administration fees	239,640	46,851
Payable for distribution services fees	338,806	61,302
Payable for shareholder services fees	1,237,273	226,925
Payable for investment advisory fees	851,973	141,276
Other accrued expenses	430,508	197,083

TOTAL LIABILITIES	41,286,061	8,124,896

NET ASSETS	$9,836,073,850	$2,041,585,555

NET ASSETS CONSIST OF:

Paid-in capital	$9,836,235,922	$2,041,593,595
Distributable earnings (loss)	(162,072)	(8,040)

TOTAL NET ASSETS	$9,836,073,850	$2,041,585,555

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Administrative Class

Net Assets	$865,722,974	$338,771,848

Shares outstanding (unlimited shares authorized)	866,012,912	338,814,364

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class

Net Assets	$2,343,482,311	$565,967,187

Shares outstanding (unlimited shares authorized)	2,343,596,767	565,968,774

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class

Net Assets	$5,669,170,963	$1,093,570,495

Shares outstanding (unlimited shares authorized)	5,669,702,911	1,093,589,461

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class

Net Assets	$737,431,936	$247,846

Shares outstanding (unlimited shares authorized)	737,401,971	247,819

Net Asset Value and Offering Price per share	$1.000	$1.000

Preferred Institutional Class

Net Assets	$220,265,666	$43,028,179

Shares outstanding (unlimited shares authorized)	220,253,755	43,028,059

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	6

Six Months Ended October 31, 2024 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:

Dividends	$1,585,563	$850,485
Interest	260,814,654	50,313,488

TOTAL INVESTMENT INCOME	262,400,217	51,163,973

EXPENSES:

Investment advisory fees	7,462,299	1,455,948
Administration fees	1,425,414	277,063
Portfolio accounting and administration fees	867,091	175,188
Custodian fees	70,734	27,498
Transfer and dividend disbursing agent fees and expenses	86,387	16,264
Trustees’ fees	38,286	38,286
Professional fees	111,270	72,195
Distribution services fee—Administrative Class	1,052,830	315,816
Distribution services fee—Service Class	664,034	311
Shareholder services fee—Administrative Class	1,052,830	315,816
Shareholder services fee—Institutional Class	1,338,324	266,604
Shareholder services fee—Select Class	7,083,722	1,431,695
Shareholder services fee—Service Class	664,034	311
Share registration costs	37,701	36,117
Printing and postage	19,539	10,064
Miscellaneous	178,871	64,353

TOTAL EXPENSES	22,153,366	4,503,529

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(2,323,422)	(621,868)
Waiver of shareholder services fee—Administrative Class	(252,679)	(75,796)
Waiver of shareholder services fee—Institutional Class	(133,832)	(26,660)
Waiver of shareholder services fee—Select Class	(2,550,140)	(515,411)

TOTAL WAIVERS AND REIMBURSEMENTS	(5,260,073)	(1,239,735)

Net expenses	16,893,293	3,263,794

Net investment income	245,506,924	47,900,179

REALIZED GAIN (LOSS):

Net realized gain (loss) on investments	(100)	—

Net realized gain (loss)	(100)	—

Change in net assets resulting from operations	$245,506,824	$47,900,179

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

7	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:

Net investment income	$245,506,924	$497,220,981	$47,900,179	$104,327,438
Net realized gain (loss)	(100)	(3,374)	—	(1)

Change in net assets resulting from operations	245,506,824	497,217,607	47,900,179	104,327,437

DISTRIBUTIONS TO SHAREHOLDERS:

Administrative Class	(19,668,445)	(40,012,011)	(5,888,747)	(13,792,810)
Institutional Class	(67,343,601)	(129,657,330)	(13,384,932)	(31,517,876)
Select Class	(140,407,643)	(301,841,380)	(28,373,412)	(58,880,507)
Service Class	(12,159,091)	(24,733,045)	(5,726)	(8,916)
Preferred Institutional Class*	(5,927,646)	(967,899)	(247,210)	(190,561)

Total distributions to shareholders	(245,506,426)	(497,211,665)	(47,900,027)	(104,390,670)

SHARE TRANSACTIONS:

Proceeds from sale of shares

Administrative Class	2,685,283,256	5,367,402,078	489,914,488	1,118,921,512
Institutional Class	3,030,460,592	5,454,324,251	744,513,115	2,117,234,228
Select Class	5,796,458,953	12,009,125,854	1,104,112,482	2,159,483,112
Service Class	1,109,717,015	1,832,598,086	—	72,192
Preferred Institutional Class*	660,063,027	483,701,302	91,051,846	40,240,631

Distributions reinvested

Administrative Class	2,507	4,856	9,965	18,746
Institutional Class	275,397	654,629	—	—
Select Class	1,422,828	2,629,165	866,274	1,869,739
Service Class	247,751	516,218	5,726	8,916
Preferred Institutional Class*	2,653	1,787	2,649	1,787

Cost of shares redeemed

Administrative Class	(2,639,148,356)	(5,321,131,950)	(394,273,437)	(1,114,178,013)
Institutional Class	(3,378,552,308)	(5,233,343,840)	(699,297,476)	(2,108,291,905)
Select Class	(5,644,535,440)	(12,558,672,087)	(1,097,875,752)	(2,197,529,154)
Service Class	(809,069,461)	(2,042,554,035)	(4,895)	—
Preferred Institutional Class*	(715,258,670)	(208,256,344)	(65,481,146)	(22,787,708)

Change in net assets resulting from share transactions	97,369,744	(213,000,030)	173,543,839	(4,935,917)

Change in net assets	97,370,142	(212,994,088)	173,543,991	(4,999,150)
NET ASSETS:

Beginning of period	9,738,703,708	9,951,697,796	1,868,041,564	1,873,040,714

End of period	$9,836,073,850	$9,738,703,708	$2,041,585,555	$1,868,041,564

SHARES OF BENEFICIAL INTEREST:

Shares sold

Administrative Class	2,685,283,256	5,367,402,078	489,914,488	1,118,921,512
Institutional Class	3,030,460,592	5,454,324,251	744,513,114	2,117,234,228
Select Class	5,796,458,953	12,009,125,854	1,104,112,483	2,159,483,112
Service Class	1,109,717,015	1,832,598,086	—	72,192
Preferred Institutional Class*	660,063,027	483,701,302	91,051,846	40,240,631

Distributions reinvested

Administrative Class	2,507	4,856	9,965	18,746
Institutional Class	275,397	654,629	—	—
Select Class	1,422,828	2,629,165	866,274	1,869,739
Service Class	247,751	516,218	5,726	8,916
Preferred Institutional Class*	2,653	1,787	2,649	1,787

Shares redeemed

Administrative Class	(2,639,148,356)	(5,321,131,950)	(394,273,437)	(1,114,178,013)
Institutional Class	(3,378,552,308)	(5,233,343,840)	(699,297,476)	(2,108,291,905)
Select Class	(5,644,535,440)	(12,558,672,087)	(1,097,875,752)	(2,197,529,154)
Service Class	(809,069,461)	(2,042,554,035)	(4,895)	—
Preferred Institutional Class*	(715,258,670)	(208,256,344)	(65,481,146)	(22,787,708)

Net change resulting from share transactions	97,369,744	(213,000,030)	173,543,839	(4,935,917)

*	The Preferred Institutional Class for each Fund commenced operations on December 29, 2023.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	8

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.047		0.026		0.000	(a)	0.000	(a)	0.013
Net Realized Gain (Loss)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.023		0.047		0.026		0.000		0.000		0.013

Less Distributions From:
Net Investment Income	(0.023)		(0.047)		(0.026)		(0.000	)(a)	(0.000	)(a)	(0.013)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	2.38	%(b)	4.85%		2.59%		0.02%		0.01%		1.21%
Net Assets, End of Period (000’s)	$865,723		$819,609		$773,332		$1,163,736		$1,728,081		$1,509,322
Ratios to Average Net Assets
Gross Expense(c)	0.71	%(d)	0.81%		0.81%		0.81%		0.81%		0.81%
Net Expense(c),(e)	0.60	%(d)	0.60%		0.54%		0.08%		0.15%		0.61%
Net Investment Income	4.66	%(d)	4.77%		2.42%		0.02%		0.01%		1.18%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.051		0.029		0.000	(a)	0.000	(a)	0.016
Net Realized Gain (Loss)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.025		0.051		0.029		0.000		0.000		0.016

Less Distributions From:
Net Investment Income	(0.025)		(0.051)		(0.029)		(0.000	)(a)	(0.000	)(a)	(0.016)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	2.56	%(b)	5.22%		2.90%		0.02%		0.02%		1.56%
Net Assets, End of Period (000’s)	$2,343,482		$2,691,292		$2,469,665		$1,756,769		$1,735,456		$1,745,742
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.34%		0.31%		0.31%		0.31%		0.31%
Net Expense(c),(e)	0.25	%(d)	0.25%		0.25%		0.08%		0.14%		0.27%
Net Investment Income	5.02	%(d)	5.10%		2.96%		0.02%		0.01%		1.39%

SELECT CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.050		0.028		0.000	(a)	0.000	(a)	0.015
Net Realized Gain (Loss)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.025		0.050		0.028		0.000		0.000		0.015

Less Distributions From:
Net Investment Income	(0.025)		(0.050)		(0.028)		(0.000	)(a)	(0.000	)(a)	(0.015)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	2.52	%(b)	5.11%		2.81%		0.02%		0.02%		1.46%
Net Assets, End of Period (000’s)	$5,669,171		$5,515,811		$6,062,727		$3,997,179		$4,168,651		$4,912,640
Ratios to Average Net Assets
Gross Expense(c)	0.46	%(d)	0.56%		0.56%		0.56%		0.56%		0.56%
Net Expense(c),(e)	0.32	%(d)	0.35%		0.34%		0.08%		0.15%		0.37%
Net Investment Income	4.95	%(d)	5.00%		2.91%		0.02%		0.01%		1.42%

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

9	FINANCIAL HIGHLIGHTS (continued)

SERVICE CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.046		0.024		0.000	(a)	0.000	(a)	0.011
Net Realized Gain (Loss)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.023		0.046		0.024		0.000		0.000		0.011

Less Distributions From:
Net Investment Income	(0.023)		(0.046)		(0.024)		(0.000	)(a)	(0.000	)(a)	(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	2.35	%(b)	4.73%		2.43%		0.01%		0.01%		1.08%
Net Assets, End of Period (000’s)	$737,432		$436,534		$645,974		$500,998		$1,190,711		$1,168,185
Ratios to Average Net Assets
Gross Expense(c)	0.71	%(d)	0.81%		0.81%		0.81%		0.81%		0.81%
Net Expense(c),(e)	0.66	%(d)	0.72%		0.72%		0.08%		0.15%		0.74%
Net Investment Income	4.57	%(d)	4.62%		2.49%		0.01%		0.01%		1.07%

PREFERRED INSTITUTIONAL CLASS	Six Months Ended October 31, 2024 (Unaudited)		For the Period December 29, 2023* through April 30, 2024
Net Asset Value, Beginning of Period	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.018
Net Realized Gain (Loss)	(0.000	)(a)	(0.000	)(a)

Total Income (Loss) From Operations	0.025		0.018

Less Distributions From:
Net Investment Income	(0.025)		(0.018)

Net Asset Value, End of Period	$1.000		$1.000

Total Return	2.61	%(b)	1.79	%(b)
Net Assets, End of Period (000’s)	$220,266		$275,458
Ratios to Average Net Assets
Gross Expense(c)	0.21	%(d)	0.31	%(d)
Net Expense(c),(e)	0.16	%(d)	0.16	%(d)
Net Investment Income	5.09	%(d)	5.29	%(d)

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	10

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.047	0.026	0.000	(a)	0.000	(a)	0.013
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.023		0.047	0.026	0.000		0.000		0.013

Less Distributions From:
Net Investment Income	(0.023)		(0.047)	(0.026)	(0.000	)(a)	(0.000	)(a)	(0.013)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	2.38	%(b)	4.85%	2.59%	0.02%		0.01%		1.20%
Net Assets, End of Period (000’s)	$338,772		$243,127	$238,372	$336,133		$361,438		$360,463
Ratios to Average Net Assets
Gross Expense(c)	0.72	%(d)	0.82%	0.83%	0.82%		0.82%		0.83%
Net Expense(c),(e)	0.60	%(d)	0.60%	0.54%	0.07%		0.14%		0.59%
Net Investment Income	4.67	%(d)	4.74%	2.40%	0.02%		0.01%		1.15%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.051	0.029	0.000	(a)	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.025		0.051	0.029	0.000		0.000		0.007

Less Distributions From:
Net Investment Income	(0.025)		(0.051)	(0.029)	(0.000	)(a)	(0.000	)(a)	(0.007)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	2.56	%(b)	5.22%	2.90%	0.02%		0.02%		0.61	%(b)
Net Assets, End of Period (000’s)	$565,967		$520,749	$511,825	$342,827		$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(c)	0.32	%(d)	0.36%	0.33%	0.32%		0.32%		0.32	%(d)
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%	0.09%		0.12%		0.25	%(d)
Net Investment Income	5.03	%(d)	5.10%	3.04%	0.02%		0.01%		1.18	%(d)

SELECT CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.050	0.028	0.000	(a)	0.000	(a)	0.015
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.025		0.050	0.028	0.000		0.000		0.015

Less Distributions From:
Net Investment Income	(0.025)		(0.050)	(0.028)	(0.000	)(a)	(0.000	)(a)	(0.015)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return	2.52	%(b)	5.11%	2.81%	0.02%		0.02%		1.44%
Net Assets, End of Period (000’s)	$1,093,571		$1,086,464	$1,122,678	$615,858		$816,980		$992,205
Ratios to Average Net Assets
Gross Expense(c)	0.47	%(d)	0.57%	0.58%	0.57%		0.57%		0.58%
Net Expense(c),(e)	0.32	%(d)	0.35%	0.34%	0.08%		0.15%		0.35%
Net Investment Income	4.96	%(d)	4.99%	2.95%	0.02%		0.02%		1.45%

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

11	FINANCIAL HIGHLIGHTS (concluded)

SERVICE CLASS	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.046		0.024	0.000	(a)	0.000	(a)	0.011
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.023		0.046		0.024	0.000		0.000		0.011

Less Distributions From:
Net Investment Income	(0.023)		(0.046)		(0.024)	(0.000	)(a)	(0.000	)(a)	(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	2.35	%(b)	4.73%		2.43%	0.01%		0.01%		1.07%
Net Assets, End of Period (000’s)	$248		$247		$166	$290		$111		$188
Ratios to Average Net Assets
Gross Expense(c)	0.72	%(d)	0.82%		0.83%	0.82%		0.83%		0.84%
Net Expense(c),(e)	0.66	%(d)	0.72%		0.71%	0.09%		0.17%		0.70%
Net Investment Income	4.61	%(d)	4.63%		2.16%	0.01%		0.01%		0.97%

PREFERRED INSTITUTIONAL CLASS	Six Months Ended October 31, 2024 (Unaudited)		For the Period December 29, 2023* through April 30, 2024
Net Asset Value, Beginning of Period	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.018
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.025		0.018

Less Distributions From:
Net Investment Income	(0.025)		(0.018)

Net Asset Value, End of Period	$1.000		$1.000

Total Return	2.60	%(b)	1.79	%(b)
Net Assets, End of Period (000’s)	$43,028		$17,455
Ratios to Average Net Assets
Gross Expense(c)	0.22	%(d)	0.33	%(d)
Net Expense(c),(e)	0.16	%(d)	0.16	%(d)
Net Investment Income	5.05	%(d)	5.22	%(d)

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	12

Wilmington Funds

October 31, 2024 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offer Service Class, Select Class, Administrative Class, Institutional Class and Preferred Institutional Class shares. The Preferred Institutional Class for each Fund commenced operations on December 29, 2023. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

13	NOTES TO FINANCIAL STATEMENTS (continued)

the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
CIBC World Markets Corp.	$ 500,000,000	$ 500,000,000	$—	$—
Deutsche Bank Securities, Inc.	160,000,000	160,000,000	—	—
Federal Reserve Bank of New York	1,970,000,000	1,970,000,000	—	—
FICC Bank of New York	750,000,000	750,000,000	—	—
FICC Mizuho Securities USA	750,000,000	750,000,000	—	—
TD Securities, Inc.	240,000,000	240,000,000	—	—

	$4,370,000,000	$4,370,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$390,000,000	$390,000,000	$—	$—
FICC Bank of New York	250,000,000	250,000,000	—	—
FICC Mizuho Securities USA	250,000,000	250,000,000	—	—
TD Securities, Inc.	200,000,000	200,000,000	—	—

	$1,090,000,000	$1,090,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2024.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	14

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate*

U.S. Government Money Market Fund	0.15%
U.S. Treasury Money Market Fund	0.15%

*	Prior to May 1, 2024, the annual rate was 0.25% for each Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

			Current Contractual Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class*	Service Class	Preferred Institutional Class
U.S. Government Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%

*	Prior to May 1, 2024, the expense limitation for each Fund’s Select Class was 0.35%.

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2024, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

15	NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2024, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Fund	Distribution Fees

U.S. Government Money Market Fund	$1,701,409
U.S. Treasury Money Market Fund	314,722

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares and up to 0.10% of the average daily net assets of each Fund’s Institutional Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive shareholder servicing fees for each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

U.S. Government Money Market Fund	$7,133,216
U.S. Treasury Money Market Fund	1,366,286

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 28, 2024. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the statement of operations. The LOC expires on March 26, 2025.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	16

The Funds did not utilize the LOC during the six months ended October 31, 2024.

8.	NEW REGULATORY PRONOUNCEMENT

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed on or after July 24, 2024.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

17

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 23-24, 2024 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 19, 2024 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; and potential fall-out benefits to the Sub-Adviser; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	18

from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund slightly outperformed the Lipper Institutional U.S. Government Money Market Funds peer group average for each of the one-, three- and five-year periods ended June 30, 2024. The Board also considered that the Fund slightly outperformed the iMoneyNet, Inc. Government and Agency Institutional Average for each of the one-, three- and five-year periods ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and net total expense ratio was above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund slightly outperformed the Lipper Institutional U.S. Treasury Money Market Funds peer group average for each of the one-, three- and five-year periods ended June 30, 2024. The Board also considered that the Fund slightly outperformed the iMoneyNet, Inc. Treasury and Repo Institutional Average for each of the one-, three- and five-year periods ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

19

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 21, 2024

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

20

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

•	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 21, 2024. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL REPORT FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-SAR-MM-1024
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2024 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Fixed Income Funds Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2024, through October 31, 2024.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

Overall, the semi-annual fiscal period between May and October was strong from both a markets and economic perspective. In the U.S., Gross Domestic Product (“GDP”) logged a +2.8% quarter-over-quarter increase (July-September), anchored by strong domestic consumption and an expansion of government spending. U.S. consumers continued to support the economy as shown by retail sales figures that surprised to the upside in five out of six months. The aggregate pace of retail sales on a year-over-year basis, however, continued to normalize, supporting our baseline economic view of a “soft landing”. Waning inflation pressure was another major development during the period with the Federal Reserve’s (the “Fed”) preferred gauge of inflation, the Personal Consumption Expenditures Price Index (“PCE”), increasing just 2.1% year-over-year in September, essentially right at the Fed’s target. Core inflation continued to run slightly higher than target, driven almost entirely by the shelter component, which typically lags price changes in real-time indices like Zillow. The labor market, arguably the biggest focus for both the Fed and investors during the period, showed signs of slowing as the trend of net new jobs added to the U.S. economy’s continued decline. Labor demand was also an area of concern as job openings remained on a steep downward trajectory which, if continued unabated, would slow real income and weigh on consumer demand. Taken together, a soft landing for the U.S. economy remains our base case, but the probability of a recession in 2025 has, in our opinion, moved up slightly to approximately 35%.

The interest rate environment remained dynamic as the Fed began loosening monetary policy during the period. The Fed cut their target rate by 50 basis points1 in September as Fed Chair Powell messaged the large rate move as a “recalibration” of policy, while insisting the Federal Open Market Committee (“FOMC”) was not concerned about the economy. The FOMC’s new interest rate projections showed expectations of an additional 50 basis points of cuts in 2024 followed by a slower pace next year, with another 100 basis points of cuts in 2025.

Aside from the economic backdrop, the U.S. presidential election was a major focal point for investors as they attempted to read through the broad policy proposals of both candidates. The election cycle itself was unprecedented in many regards. The incumbent, President Joe Biden stepped out of the race in late-July following pressure from Democratic leaders and donors. Vice President Kamala Harris took his place, proposing to roll back the Trump-era tax cuts while expanding the child tax credit and targeting corporate price gouging. Former-President Trump campaigned on the key pillars of broad-based tariffs on China and other trading partners, mass deportations of illegal immigrants, and full extension of the expiring provisions in the 2017 Tax Cuts and Jobs Act. The broad range of potential outcomes led to increased volatility as the market attempted to price in the election’s impact on economic growth, the fiscal deficit, and the path of interest rates.

Abroad, the economic picture remained murky as GDP growth in Europe expanded by a meager 0.4% from July to September. Price pressure has essentially disappeared from the economy with September inflation data revised down to 1.7% year-over-year, much lower than the European Central Bank (“ECB”) expected and signaling potential stagnation. Additionally, incoming data on economic activity across Europe’s largest economies continues to surprise to the downside suggesting that countries such as Germany and France are flirting with recession. Due to the impending economic challenges, the ECB cut rates, starting in June, by 110 basis points during the period. Overall, the outlook for weak growth, low inflation, and the failure of the long-awaited consumer-led recovery dims the investment prospects across the European continent. We remain underweight to developed international economies across our portfolios.

In Japan, there were several major headlines during the period but none more impactful than the rapid unwinding of the yen carry trade in early-August. The violent unwinding, sparked by the surprise rate hike from the Bank of Japan, reverberated across global equity markets leading to substantial and rapid losses. In China, the People’s Bank of China announced a comprehensive stimulus package in September to support the general economy, property markets, and equity markets. Chinese consumer confidence remains at the lowest level on record due to the bleak outlook in the job market and wealth shrinkage from falling property prices.

PRESIDENT’S MESSAGE / October 31, 2024

ii

Bond markets

Fixed income markets improved significantly during the period as yields pushed lower across the curve. The 10-year Treasury yield declined 37 basis points to 4.3% while the 2-year Treasury yield dropped 87 basis points ending the period at 4.17%. Overall, the Bloomberg U.S. Aggregate Bond Index advanced 5.3% as markets continued to price a looser monetary policy backdrop. As for yield curve slopes, the 10y-minus-2y disinverted for the first time in two years, ending at +14 bps. The 10y-minus-3m slope remained in inverted territory but re-steepened substantially. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 135.2 compared to its five-year average of 83.9.

For the six-month period May 1, 2024 to October 31, 2024, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

4.78%	5.31%	5.74%	2.46%	6.86%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

U.S. equity market performance was robust with large-cap and small-cap stocks both delivering strong returns. Overall, the S&P 500 gained 14.08% as breadth in the market improved substantially. Utilities and real estate were the best performing sectors in the index followed by technology and financials. Energy was the only S&P 500 sector to decline during the semi-annual period. Elsewhere, U.S. small-cap stocks (as measured by the Russell 2000 Index) advanced 12.05%, benefitting from a lower interest rate environment and a beneficial valuation backdrop. Returns in international indices lagged the U.S. market as the MSCI EAFE (Net) Index was up 3.66% and the MSCI Emerging Markets (Net) Index returned 8.59%.

For the six-month period May 1, 2024 to October 31, 2024, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

14.08%	12.05%	3.66%	8.59%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2024

October 31, 2024 / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2024

1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 7.47%, 05/01/33Δ	$4,899	$4,984

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,893)		$4,984

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	3,654	3,617

WHOLE LOAN – 0.0%**

Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.58%, 02/25/34Δ	20,117	19,820

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.87%, 11/25/35Δ	13,909	14,462

TOTAL WHOLE LOAN		$34,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $37,497)		$37,899

CORPORATE BONDS – 36.9%

AEROSPACE & DEFENSE – 1.6%
Boeing Co. (The), Sr. Unsecured
2.75%, 02/01/26	2,000,000	1,942,326

3.20%, 03/01/29	150,000	136,651

5.81%, 05/01/50	3,000,000	2,844,119

L3Harris Technologies, Inc., Sr. Unsecured

2.90%, 12/15/29	835,000	762,294

5.35%, 06/01/34	2,900,000	2,927,285

Northrop Grumman Corp., Sr. Unsecured,
4.03%, 10/15/47	1,765,000	1,436,318

TOTAL AEROSPACE & DEFENSE		$10,048,993

AUTOMOTIVE – 1.3%
Ford Motor Credit Co. LLC, Sr. Unsecured

5.80%, 03/05/27	3,000,000	3,029,859

2.90%, 02/16/28	250,000	230,140

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,010,531

General Motors Financial Co., Inc., Sr. Unsecured

1.25%, 01/08/26	1,000,000	958,659

1.50%, 06/10/26	3,000,000	2,845,912

TOTAL AUTOMOTIVE		$8,075,101

BEVERAGES – 1.0%
Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,048,146

Keurig Dr Pepper, Inc., Company Guaranteed, 5.10%, 03/15/27	4,200,000	4,252,135

Description	Par Value	Value

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 05/01/30	$775,000	$713,494

TOTAL BEVERAGES		$6,013,775

BIOTECHNOLOGY – 0.2%

Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,295,748

BUILDING PRODUCTS – 0.0%**

Carrier Global Corp., Sr. Unsecured, 2.49%, 02/15/27	56,000	53,611

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	86,754

TOTAL BUILDING PRODUCTS		$140,365

CAPITAL MARKETS – 0.9%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	726,604

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,024,718

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	935,825

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	167,680

Morgan Stanley, Sr. Unsecured, MTN 3.13%, 07/27/26	340,000	331,636

(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	831,718

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	501,695

TOTAL CAPITAL MARKETS		$5,519,876

CHEMICALS – 0.2%

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,239,927

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 2.90%, 05/15/30	1,000,000	889,935

COMPUTERS – 0.0%**

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	105,062

DIVERSIFIED FINANCIAL SERVICES – 9.2%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	146,769

Bank of America Corp., Sr. Unsecured, MTN

(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	244,179

3.25%, 10/21/27	1,095,000	1,057,561

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	162,770

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	988,368

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	2

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Bank of Nova Scotia (The), Sr. Unsecured, GMTN, 5.40%, 06/04/27	$4,675,000	$4,767,584

Canadian Imperial Bank of Commerce, Sr. Unsecured, 5.24%, 06/28/27	2,120,000	2,153,184

Capital One Financial Co., Sr. Unsecured, (SOFR + 1.56%), 5.46%, 07/26/30Δ	3,000,000	3,025,797

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,797,258

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,627,701

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,852,805

Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,515,000	2,554,917

Fifth Third Bancorp, Sr. Unsecured

2.55%, 05/05/27	780,000	741,710

3.95%, 03/14/28	3,000,000	2,918,835

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,270,453

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,123,425

Huntington National Bank (The), Sr. Unsecured, 5.65%, 01/10/30	2,300,000	2,352,860

JPMorgan Chase & Co., Series W, Jr.

Subordinated, (3 Month Term SOFR + 1.26%),

6.38%, 05/15/47#,Δ	1,000,000	917,762

JPMorgan Chase & Co., Sr. Unsecured

(SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,941,557

(3 Month Term SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	148,330

KeyBank NA, Sr. Unsecured, 5.85%, 11/15/27#	2,000,000	2,049,590

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 6.27%, 05/23/25Δ	1,980,000	1,985,617

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,002,441

PNC Financial Services Group, Inc. (The), Sr. Unsecured

(SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,130,926

3.45%, 04/23/29	100,000	95,090

(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,052,455

Truist Bank, Subordinated, BKNT

3.63%, 09/16/25	250,000	247,503

3.80%, 10/30/26	1,000,000	978,666

2.25%, 03/11/30	1,850,000	1,589,828

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,550,143

U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%), 5.85%, 10/21/33Δ	4,400,000	4,554,106

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,152,856

Description	Par Value	Value

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month Term SOFR + 1.01%), 2.16%, 02/11/26Δ	$140,000	$138,812

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	831,862

TOTAL DIVERSIFIED FINANCIAL SERVICES		$57,153,720

ELECTRIC – 3.5%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,476,304

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,859,257

DTE Energy Co., Sr. Unsecured, 4.95%, 07/01/27	2,000,000	2,012,996

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	925,717

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	966,605

Exelon Corp., Sr. Unsecured

5.15%, 03/15/29	2,015,000	2,045,049

4.70%, 04/15/50	2,000,000	1,771,391

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,889,657

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	36,319

Southern Power Co., Sr. Unsecured, 0.90%, 01/15/26	3,000,000	2,854,222

Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,226,396

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	209,946

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	750,000	682,427

1.80%, 10/15/30	1,150,000	971,265

TOTAL ELECTRIC		$21,927,551

ENTERTAINMENT – 0.2%

Warnermedia Holdings, Inc., Company Guaranteed, 5.14%, 03/15/52	2,000,000	1,503,931

FOOD & STAPLES RETAILING – 1.2%

Conagra Brands, Inc., Sr. Unsecured

1.38%, 11/01/27	200,000	181,178

5.40%, 11/01/48	665,000	629,045

Kroger Co. (The), Sr. Unsecured

3.95%, 01/15/50	1,000,000	775,280

5.50%, 09/15/54	3,000,000	2,913,243

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,907,156

TOTAL FOOD & STAPLES RETAILING		$7,405,902

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,120,046

HEALTHCARE-PRODUCTS – 0.3%

Solventum Corp., Company Guaranteed, 5.45%, 02/25/27Ω	1,750,000	1,774,447

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

HEALTHCARE-SERVICES – 1.4%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	$650,000	$553,445

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	889,012

Cigna Group (The), Sr. Unsecured

5.69%, 03/15/26	2,740,000	2,742,088

2.38%, 03/15/31	250,000	212,734

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	140,404

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,599,808

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	706,320

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	1,350,000	1,299,576

3.95%, 10/15/42	290,000	242,799

TOTAL HEALTHCARE-SERVICES		$8,386,186

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50	1,405,000	1,132,382

INSURANCE – 0.7%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	380,649

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	1,380,000	1,349,107

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	205,825

W.R. Berkley Corp., Sr. Unsecured

4.75%, 08/01/44	1,715,000	1,537,170

4.00%, 05/12/50	1,425,000	1,118,656

TOTAL INSURANCE		$4,591,407

MEDIA – 0.7%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω,#	3,000,000	2,606,250

Discovery Communications LLC, Company Guaranteed

3.95%, 03/20/28	1,000,000	943,385

3.63%, 05/15/30	1,000,000	884,330

TOTAL MEDIA		$4,433,965

MISCELLANEOUS MANUFACTURING – 0.3%

Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,705,015

OIL & GAS – 1.5%

Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,244,976

Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27	2,500,000	2,504,056

Pioneer Natural Resources Co., Sr. Unsecured

1.13%, 01/15/26	1,000,000	960,799

1.90%, 08/15/30	1,940,000	1,655,249

2.15%, 01/15/31	1,000,000	860,112

Description	Par Value	Value

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	$1,800,000	$1,684,516

4.90%, 03/15/45	563,000	512,533

TOTAL OIL & GAS		$9,422,241

ONLINE RETAILER – 0.1%

Amazon.com, Inc., Sr. Unsecured

1.20%, 06/03/27	100,000	92,528

3.25%, 05/12/61	1,000,000	682,513

TOTAL ONLINE RETAILER		$775,041

PHARMACEUTICALS – 1.3%

AbbVie, Inc., Sr. Unsecured

2.95%, 11/21/26	1,875,000	1,822,862

4.25%, 11/14/28	1,235,000	1,228,311

4.40%, 11/06/42	460,000	414,256

4.88%, 11/14/48	1,000,000	940,338

4.25%, 11/21/49	1,000,000	856,434

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	454,483

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	94,911

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	83,635

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	294,988

CVS Health Corp., Sr. Unsecured, 1.30%, 08/21/27	145,000	131,326

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	589,666

Zoetis, Inc., Sr. Unsecured

3.00%, 09/12/27#	125,000	119,855

3.95%, 09/12/47	1,005,000	801,287

TOTAL PHARMACEUTICALS		$7,832,352

PIPELINES – 4.3%

Enbridge, Inc., Company Guaranteed, 5.63%, 04/05/34	5,000,000	5,104,587

Energy Transfer LP, Sr. Unsecured

4.00%, 10/01/27	3,000,000	2,942,834

4.95%, 06/15/28	3,000,000	3,008,971

3.75%, 05/15/30	715,000	668,814

5.30%, 04/15/47	1,250,000	1,136,947

Enterprise Products Operating LLC, Company Guaranteed

4.20%, 01/31/50	1,120,000	925,196

4.95%, 10/15/54	500,000	460,903

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	936,234

Kinder Morgan, Inc., Company Guaranteed

5.20%, 03/01/48	2,040,000	1,843,248

3.60%, 02/15/51	1,315,000	918,539

MPLX LP, Sr. Unsecured

4.70%, 04/15/48	1,000,000	844,191

4.95%, 03/14/52	1,000,000	868,798

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,018,582

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	$335,000	$352,631

Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	2,900,000	3,032,939

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,212,319

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,044,199

TOTAL PIPELINES		$26,319,932

REAL ESTATE INVESTMENT TRUSTS – 2.6%

American Tower Corp., Sr. Unsecured

3.13%, 01/15/27	1,000,000	964,845

4.05%, 03/15/32#	1,000,000	933,402

3.10%, 06/15/50	1,500,000	999,990

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27#	1,420,000	1,378,659

Healthcare Realty Holdings LP, Company Guaranteed

3.88%, 05/01/25	1,215,000	1,197,959

3.63%, 01/15/28	1,100,000	1,049,315

Healthpeak OP LLC, Company Guaranteed

3.25%, 07/15/26	110,000	107,448

2.88%, 01/15/31	2,350,000	2,091,355

Ventas Realty LP, Company Guaranteed

3.25%, 10/15/26	3,208,000	3,113,778

4.00%, 03/01/28	250,000	243,565

Welltower OP LLC, Company Guaranteed

4.00%, 06/01/25	3,000,000	2,983,998

4.95%, 09/01/48	1,000,000	939,378

TOTAL REAL ESTATE INVESTMENT TRUSTS		$16,003,692

RETAIL – 0.2%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	191,253

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	760,000

TOTAL RETAIL		$951,253

SEMICONDUCTORS – 0.5%

Broadcom, Inc., Sr. Unsecured, 4.35%, 02/15/30	3,000,000	2,919,287

SOFTWARE – 0.9%

Oracle Corp., Sr. Unsecured, 4.20%, 09/27/29	3,000,000	2,920,980

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,153,010

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,351,486

TOTAL SOFTWARE		$5,425,476

TELECOMMUNICATIONS – 0.7%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	794,121

3.55%, 09/15/55	1,423,000	983,562

T-Mobile USA, Inc., Company Guaranteed, 5.75%, 01/15/34	1,275,000	1,329,257

Description	Par Value	Value

Verizon Communications, Inc., Sr. Unsecured

2.10%, 03/22/28	$50,000	$45,813

2.36%, 03/15/32	305,000	254,543

3.40%, 03/22/41	1,515,000	1,170,048

TOTAL TELECOMMUNICATIONS		$4,577,344

TRANSPORTATION – 0.9%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31	2,500,000	2,153,019

Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,531,676

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	577,168

TOTAL TRANSPORTATION		$5,261,863

TRUCKING & LEASING – 0.7%

GATX Corp., Sr. Unsecured

3.25%, 09/15/26#	1,570,000	1,524,248

3.85%, 03/30/27	1,500,000	1,462,742

4.00%, 06/30/30	1,000,000	945,590

5.20%, 03/15/44	640,000	596,556

TOTAL TRUCKING & LEASING		$4,529,136

TOTAL CORPORATE BONDS (COST $240,297,802)		$228,480,951

GOVERNMENT AGENCIES – 1.3%

FEDERAL HOME LOAN BANK (FHLB) – 1.1%

3.25%, 11/16/28#	6,960,000	6,725,399

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

6.25%, 05/15/29	750,000	813,989

7.25%, 05/15/30#	400,000	458,371

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,272,360

TOTAL GOVERNMENT AGENCIES (COST $8,686,067)		$7,997,759

MORTGAGE-BACKED SECURITIES – 25.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.1%

Pool C00478, 8.50%, 09/01/26	1,771	1,810

Pool E09010, 2.50%, 09/01/27	100,790	97,886

Pool G18497, 3.00%, 01/01/29	17,035	16,407

Pool C01272, 6.00%, 12/01/31	5,052	5,173

Pool A13990, 4.50%, 10/01/33	3,991	3,774

Pool G01625, 5.00%, 11/01/33	15,723	15,737

Pool A18401, 6.00%, 02/01/34	6,432	6,660

Pool QN1900, 3.00%, 04/01/35	547,855	519,800

Pool G08097, 6.50%, 11/01/35	8,898	9,439

Pool G02296, 5.00%, 06/01/36	42,277	42,156

Pool G02390, 6.00%, 09/01/36	4,148	4,393

Pool G05317, 5.00%, 04/01/37	170,996	170,506

Pool G08193, 6.00%, 04/01/37	7,483	7,559

Pool G03703, 5.50%, 12/01/37	4,869	4,999

Pool G04776, 5.50%, 07/01/38	16,700	17,150

Pool G05500, 5.00%, 05/01/39	148,140	148,756

Pool A93415, 4.00%, 08/01/40	225,503	215,579

Pool A93505, 4.50%, 08/01/40	273,954	265,869

Pool A93996, 4.50%, 09/01/40	206,178	200,093

Pool G06222, 4.00%, 01/01/41	331,565	319,129

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool A97047, 4.50%, 02/01/41	$207,128	$203,087

Pool G06956, 4.50%, 08/01/41	212,301	208,159

Pool C03750, 3.50%, 02/01/42	93,648	85,865

Pool C03849, 3.50%, 04/01/42	50,587	46,898

Pool Q08305, 3.50%, 05/01/42	375,982	346,681

Pool C04305, 3.00%, 11/01/42	992,697	920,412

Pool C09020, 3.50%, 11/01/42	721,569	661,606

Pool G07266, 4.00%, 12/01/42	616,573	587,458

Pool C04444, 3.00%, 01/01/43	32,187	28,796

Pool C09029, 3.00%, 03/01/43	137,436	123,154

Pool G08534, 3.00%, 06/01/43	168,816	151,272

Pool Q19476, 3.50%, 06/01/43	271,892	248,016

Pool C09044, 3.50%, 07/01/43	327,455	298,699

Pool G07889, 3.50%, 08/01/43	292,435	268,218

Pool G07624, 4.00%, 12/01/43	301,488	290,997

Pool G60038, 3.50%, 01/01/44	1,564,805	1,435,176

Pool G07680, 4.00%, 04/01/44	519,861	498,537

Pool G07943, 4.50%, 08/01/44	27,153	26,627

Pool G08607, 4.50%, 09/01/44	180,101	175,679

Pool Q33547, 3.50%, 05/01/45	255,655	230,370

Pool Q36970, 4.00%, 10/01/45	119,028	112,602

Pool G60384, 4.50%, 12/01/45	18,455	18,052

Pool Q39644, 3.50%, 03/01/46	750,095	684,277

Pool Q39438, 4.00%, 03/01/46	745,859	703,797

Pool G08705, 3.00%, 05/01/46	69,331	60,840

Pool G08708, 4.50%, 05/01/46	121,978	116,808

Pool ZS4671, 3.00%, 08/01/46	449,318	395,405

Pool Q44452, 3.00%, 11/01/46	654,797	574,592

Pool ZS4693, 3.00%, 12/01/46	1,248,895	1,106,532

Pool SD8037, 2.50%, 01/01/50	2,504,442	2,106,401

Pool RA2341, 2.50%, 04/01/50	2,150,657	1,807,025

Pool SD8104, 1.50%, 11/01/50	2,252,939	1,706,728

Pool RA4349, 2.50%, 01/01/51	1,111,483	933,219

Pool SD8141, 2.50%, 04/01/51	1,041,453	868,946

Pool SD8190, 3.00%, 01/01/52	1,973,371	1,710,860

Pool QE2363, 3.50%, 05/01/52	1,111,908	995,639

Pool SD3139, 3.50%, 07/01/52	960,211	860,427

Pool RA7777, 4.50%, 08/01/52	3,006,388	2,859,217

Pool SD8254, 3.00%, 10/01/52	3,472,426	2,994,489

Pool SD2066, 4.00%, 12/01/52	604,988	559,531

Pool SD3238, 5.50%, 12/01/52	1,886,120	1,875,080

Pool SD2617, 5.00%, 03/01/53	5,623,965	5,470,025

Pool RA8714, 4.50%, 04/01/53	7,078,912	6,732,404

Pool RA8647, 4.50%, 05/01/53	2,216,229	2,107,598

Pool SD3786, 5.00%, 05/01/53	1,268,705	1,236,319

Pool RA9431, 5.50%, 07/01/53	3,217,974	3,214,485

Pool SD3745, 6.00%, 09/01/53	3,480,109	3,520,481

Pool SD5763, 5.50%, 07/01/54	2,175,527	2,166,128

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$56,406,489

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.9%

Pool AE2520, 3.00%, 01/01/26	34,469	34,001

Pool 329794, 7.00%, 02/01/26	684	689

Pool 256639, 5.00%, 02/01/27	4,978	5,029

Pool 256752, 6.00%, 06/01/27	5,641	5,669

Pool 257007, 6.00%, 12/01/27	5,928	5,963

Pool AB8997, 2.50%, 04/01/28	30,206	29,283

Description	Par Value	Value

Pool AS4480, 2.50%, 02/01/30	$196,783	$188,122

Pool AS7462, 2.50%, 06/01/31	103,937	97,667

Pool 254007, 6.50%, 10/01/31	2,660	2,773

Pool 254240, 7.00%, 03/01/32	8,731	8,816

Pool 638023, 6.50%, 04/01/32	23,169	23,751

Pool 642345, 6.50%, 05/01/32	16,700	17,129

Pool 651292, 6.50%, 07/01/32	35,160	35,916

Pool 686398, 6.00%, 03/01/33	40,538	41,045

Pool BP6496, 2.00%, 07/01/35	653,522	589,239

Pool MA4095, 2.00%, 08/01/35	830,327	748,648

Pool 745412, 5.50%, 12/01/35	12,270	12,555

Pool 888789, 5.00%, 07/01/36	68,535	68,230

Pool 256515, 6.50%, 12/01/36	5,001	5,338

Pool AE0217, 4.50%, 08/01/40	33,461	33,000

Pool AB1796, 3.50%, 11/01/40	205,900	190,357

Pool AH5583, 4.50%, 02/01/41	87,518	85,637

Pool 890551, 4.50%, 08/01/41	21,798	21,436

Pool AL0658, 4.50%, 08/01/41	126,669	124,569

Pool AL1319, 4.50%, 10/01/41	151,484	148,149

Pool AL6302, 4.50%, 10/01/41	225,389	220,545

Pool AX5302, 4.00%, 01/01/42	381,392	366,513

Pool AK4523, 4.00%, 03/01/42	437,085	415,541

Pool AL2034, 4.50%, 04/01/42	54,578	53,555

Pool AB7936, 3.00%, 02/01/43	613,208	540,199

Pool AL3761, 4.50%, 02/01/43	64,684	63,787

Pool MA1458, 3.00%, 06/01/43	135,715	121,368

Pool AT7899, 3.50%, 07/01/43	902,778	815,486

Pool AS0302, 3.00%, 08/01/43	1,459,128	1,304,834

Pool AU4279, 3.00%, 09/01/43	299,027	267,407

Pool AL5537, 4.50%, 04/01/44	100,994	99,039

Pool AS3155, 4.00%, 08/01/44	14,767	13,958

Pool AX0833, 3.50%, 09/01/44	257,997	239,289

Pool AL6325, 3.00%, 10/01/44	931,719	829,284

Pool AS5136, 4.00%, 06/01/45	87,371	82,338

Pool AZ7362, 4.00%, 11/01/45	248,526	234,308

Pool AZ9565, 3.50%, 12/01/45	333,009	303,952

Pool BC0326, 3.50%, 12/01/45	300,332	274,116

Pool BC0245, 3.00%, 02/01/46	186,031	163,707

Pool BC0830, 3.00%, 04/01/46	281,037	247,313

Pool AS7568, 4.50%, 07/01/46	38,740	37,555

Pool BC4764, 3.00%, 10/01/46	384,105	338,008

Pool MA2771, 3.00%, 10/01/46	114,548	100,802

Pool AS8276, 3.00%, 11/01/46	390,420	343,561

Pool BC9003, 3.00%, 11/01/46	399,910	351,916

Pool BE1899, 3.00%, 11/01/46	1,557,505	1,370,551

Pool BE3767, 3.50%, 07/01/47	350,966	319,268

Pool BH2618, 3.50%, 08/01/47	103,229	93,906

Pool MA3088, 4.00%, 08/01/47	301,760	283,505

Pool BH4010, 4.50%, 09/01/47	293,012	283,389

Pool BH9215, 3.50%, 01/01/48	499,789	453,365

Pool BJ0650, 3.50%, 03/01/48	2,105,433	1,911,030

Pool BJ0639, 4.00%, 03/01/48	119,604	111,871

Pool BJ9169, 4.00%, 05/01/48	551,557	515,914

Pool BK4764, 4.00%, 08/01/48	509,152	477,729

Pool BN1628, 4.50%, 11/01/48	253,196	244,565

Pool BM5334, 3.50%, 01/01/49	467,119	425,446

Pool MA3871, 3.00%, 12/01/49	1,278,806	1,118,777

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund(continued)

Description	Par Value	Value

Pool CA5306, 3.00%, 03/01/50	$1,079,975	$945,832

Pool CA5353, 3.50%, 03/01/50	941,533	847,720

Pool MA4100, 2.00%, 08/01/50	1,208,133	965,718

Pool FM3989, 2.50%, 08/01/50	781,169	654,504

Pool CA6983, 2.00%, 09/01/50	2,123,348	1,703,860

Pool CA7106, 2.00%, 09/01/50	1,371,269	1,100,362

Pool MA4119, 2.00%, 09/01/50	905,636	723,870

Pool BQ2999, 2.50%, 10/01/50	1,804,138	1,510,191

Pool CA7383, 3.00%, 10/01/50	1,195,197	1,039,848

Pool CA7734, 2.50%, 11/01/50	1,237,466	1,032,845

Pool FM5297, 3.00%, 11/01/50	1,630,703	1,430,178

Pool MA4208, 2.00%, 12/01/50	935,037	746,562

Pool CA8021, 2.50%, 12/01/50	3,679,170	3,091,821

Pool FM5166, 3.00%, 12/01/50	824,246	720,501

Pool BQ4495, 2.00%, 02/01/51	5,111,958	4,090,123

Pool CA8929, 2.00%, 02/01/51	2,399,861	1,912,975

Pool FM6426, 2.00%, 03/01/51	2,048,518	1,656,744

Pool CB0199, 3.00%, 04/01/51	641,833	555,267

Pool BR7857, 2.50%, 05/01/51	3,201,101	2,671,080

Pool FM7188, 2.50%, 05/01/51	2,242,649	1,893,854

Pool CB0727, 2.50%, 06/01/51	5,636,203	4,721,246

Pool FM8440, 2.50%, 08/01/51	1,283,692	1,075,302

Pool FM9949, 2.00%, 12/01/51	819,199	659,559

Pool FM9871, 2.50%, 12/01/51	5,724,154	4,790,894

Pool BU1416, 3.00%, 01/01/52	2,021,537	1,747,619

Pool FS6380, 2.50%, 02/01/52	3,598,928	2,982,054

Pool FS0982, 3.00%, 03/01/52	1,706,851	1,484,410

Pool FS1571, 2.00%, 04/01/52	3,588,724	2,852,170

Pool CB3334, 3.50%, 04/01/52	5,254,903	4,733,947

Pool BV7245, 4.00%, 05/01/52	5,978,617	5,538,059

Pool MA4644, 4.00%, 05/01/52	1,196,505	1,107,044

Pool CB4818, 4.00%, 10/01/52	1,033,232	955,921

Pool CB4800, 4.50%, 10/01/52	6,047,096	5,750,055

Pool FS5676, 5.00%, 12/01/52	6,418,699	6,264,747

Pool FS6931, 5.50%, 01/01/53	3,006,519	2,981,461

Pool FS5113, 5.50%, 07/01/53	639,863	634,339

Pool MA5108, 6.00%, 08/01/53	2,897,451	2,921,648

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$98,455,038

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 2077, 7.00%, 09/20/25	312	312

Pool 780825, 6.50%, 07/15/28	10,597	10,847

Pool 2616, 7.00%, 07/20/28	6,026	6,178

Pool 2701, 6.50%, 01/20/29	13,126	13,476

Pool 426727, 7.00%, 02/15/29	1,678	1,691

Pool 503405, 6.50%, 04/15/29	5,720	5,807

Pool 781231, 7.00%, 12/15/30	6,986	7,145

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$45,456

TOTAL MORTGAGE-BACKED SECURITIES (COST $173,136,245)		$154,906,983

U.S. TREASURY OBLIGATIONS – 34.7%

U.S. TREASURY BONDS – 9.1%

6.38%, 08/15/27	450,000	475,865

5.25%, 02/15/29	12,500,000	13,053,859

6.25%, 05/15/30	500,000	550,078

Description	Par Value	Value

5.38%, 02/15/31	$600,000	$638,710

2.00%, 11/15/41	985,000	686,011

2.38%, 02/15/42	2,000,000	1,474,208

3.00%, 05/15/42	500,000	406,071

3.63%, 08/15/43	881,000	773,635

3.75%, 11/15/43	365,000	325,506

3.63%, 02/15/44	2,106,000	1,840,278

3.13%, 08/15/44	6,637,000	5,345,310

3.00%, 11/15/44	2,000,000	1,576,071

2.50%, 02/15/45	2,135,000	1,536,986

3.00%, 05/15/45	2,000,000	1,569,513

2.88%, 08/15/45	300,000	230,036

3.00%, 11/15/45	765,000	598,571

2.50%, 02/15/46	280,000	199,477

3.00%, 02/15/47	1,098,000	848,846

3.00%, 05/15/47	1,695,000	1,309,059

2.75%, 11/15/47	2,235,000	1,641,918

1.25%, 05/15/50	3,300,000	1,658,677

1.38%, 08/15/50	3,000,000	1,551,974

1.63%, 11/15/50	2,500,000	1,382,421

2.00%, 08/15/51	13,255,000	8,030,054

3.63%, 05/15/53	3,035,000	2,607,615

4.13%, 08/15/53	3,000,000	2,820,446

4.63%, 05/15/54	3,000,000	3,069,872

TOTAL U.S. TREASURY BONDS		$56,201,067

U.S. TREASURY NOTES – 25.6%

1.63%, 02/15/26	6,500,000	6,287,901

1.63%, 05/15/26	5,470,000	5,261,191

4.50%, 07/15/26	3,000,000	3,014,899

2.00%, 11/15/26	4,180,000	4,006,663

2.25%, 02/15/27	5,030,000	4,823,042

1.13%, 02/28/27	250,000	233,425

0.50%, 06/30/27	450,000	409,061

3.13%, 08/31/27	15,000,000	14,601,171

2.25%, 11/15/27	300,000	283,921

2.75%, 02/15/28	6,750,000	6,462,142

4.00%, 02/29/28	10,000,000	9,957,979

1.25%, 06/30/28	500,000	451,027

2.88%, 08/15/28	5,000,000	4,776,732

4.38%, 08/31/28	5,500,000	5,541,481

1.38%, 10/31/28	8,000,000	7,185,617

4.88%, 10/31/28	3,000,000	3,077,594

3.13%, 11/15/28	350,000	336,520

2.38%, 05/15/29	7,900,000	7,321,775

4.25%, 06/30/29	7,000,000	7,025,819

1.63%, 08/15/29	5,000,000	4,460,610

3.13%, 08/31/29	4,000,000	3,819,130

1.50%, 02/15/30	5,000,000	4,367,840

3.50%, 04/30/30	3,500,000	3,384,017

0.63%, 05/15/30	550,000	453,908

4.13%, 08/31/30	5,000,000	4,981,236

1.13%, 02/15/31	4,000,000	3,332,995

1.63%, 05/15/31	5,000,000	4,264,709

4.63%, 05/31/31	10,000,000	10,226,442

1.38%, 11/15/31	1,880,000	1,555,367

1.88%, 02/15/32	6,000,000	5,115,852

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.75%, 08/15/32	$7,000,000	$6,309,834

4.13%, 11/15/32	4,000,000	3,970,672

3.38%, 05/15/33	7,000,000	6,559,321

3.88%, 08/15/34	5,000,000	4,838,670

TOTAL U.S. TREASURY NOTES		$158,698,563

TOTAL U.S. TREASURY OBLIGATIONS (COST $233,706,137)		$214,899,630

	Number of Shares

MONEY MARKET FUND – 1.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	10,428,993	10,428,993

TOTAL MONEY MARKET FUND (COST $10,428,993)		$10,428,993

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%

Bank of Montreal, 4.86%, dated 10/31/24, due 11/01/24, repurchase price $2,436,640, collateralized by U.S. Government Agency Securities, 1.71% to 7.62%, maturing 1/01/26 to 12/01/52; total market value of $2,485,037.	$2,436,311	$2,436,311

Citigroup Global Markets Ltd., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $2,436,640, collateralized by U.S. Government Agency Securities, 2.00% to 7.96%, maturing 2/01/36 to 8/20/67; total market value of $2,485,038.	2,436,311	2,436,311

Daiwa Capital Markets America, Inc., 4.89%, dated 10/31/24, due 11/01/24, repurchase price $987,829, collateralized by U.S. Government Agency & Treasury Securities, 0.63% to 7.50%, maturing 5/15/25 to 11/01/54; total market value of $1,007,449.	987,695	987,695

Deutsche Bank Securities, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $2,436,639, collateralized by U.S. Treasury Securities, 2.88% to 4.50%, maturing 5/15/27 to 5/15/52; total market value of $2,485,037.	2,436,311	2,436,311

HSBC Securities USA, Inc., 4.86%, dated 10/31/24, due 11/01/24, repurchase price $2,436,640, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 5/01/28 to 10/01/54; total market value of $2,485,037.	2,436,311	2,436,311

Nomura Securities International, Inc., 4.85%, dated 10/31/24, due 11/01/24, repurchase price $2,436,639, collateralized by U.S. Government Agency Securities, 2.50% to 6.98%, maturing 7/01/34 to 6/15/59; total market value of $2,485,037.	2,436,311	2,436,311

TOTAL REPURCHASE AGREEMENTS (COST $13,169,250)		$13,169,250

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $13,169,250)		$13,169,250

TOTAL INVESTMENTS – 101.7% (COST $679,466,884)		$629,926,449

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(13,169,250)

OTHER ASSETS LESS LIABILITIES – 0.4%		2,802,303

TOTAL NET ASSETS – 100.0%		$619,559,502

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$4,984	$—	$4,984

Collateralized Mortgage Obligations	—	37,899	—	37,899

Corporate Bonds	—	228,480,951	—	228,480,951

Government Agencies	—	7,997,759	—	7,997,759

Mortgage-Backed Securities	—	154,906,983	—	154,906,983

U.S. Treasury Obligations	—	214,899,630	—	214,899,630

Money Market Fund	10,428,993	—	—	10,428,993

Repurchase Agreements	—	13,169,250	—	13,169,250

Total	$10,428,993	$619,497,456	$—	$629,926,449

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2024, these liquid restricted securities amounted to $5,709,947, representing 0.92% of total net assets.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

9

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 5.3%

VanEck High Yield Muni ETF	29,000	$1,514,670

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	597,700	15,462,499

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,777,157)		$16,977,169

	Par Value

MUNICIPAL BONDS – 93.3%

ALABAMA – 2.2%

GENERAL – 2.2%

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	$2,000,000	2,125,148

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,213,542

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 11/01/55	1,500,000	1,613,675

TOTAL ALABAMA		$6,952,365

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,829,386

TOTAL ALASKA		$1,829,386

ARIZONA – 3.5%

DEVELOPMENT – 0.3%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	1,000,000	1,004,778

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	60,000	60,411

TOTAL DEVELOPMENT		$1,065,189

EDUCATION – 1.3%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,036,676

5.00%, 11/01/30	1,000,000	1,064,492

5.00%, 11/01/32	865,000	917,534

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,100,000	1,117,258

TOTAL EDUCATION		$4,135,960

Description	Par Value	Value

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	$1,000,000	$1,084,469

5.00%, 09/01/35	725,000	784,314

5.00%, 09/01/36	500,000	539,515

TOTAL MEDICAL		$2,408,298

UTILITIES – 1.1%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,479,344

TOTAL ARIZONA		$11,088,791

CALIFORNIA – 0.9%

AIRPORT – 0.9%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	834,951

City of Los Angeles Department of Airports, CA, Revenue Bonds

4.00%, 05/15/35	600,000	599,448

4.00%, 05/15/36	800,000	797,852

4.00%, 05/15/37	500,000	498,320

TOTAL CALIFORNIA		$2,730,571

COLORADO – 4.0%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,613,190

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,211,170

MEDICAL – 1.6%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,197,363

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,033,847

TOTAL MEDICAL		$5,231,210

MULTIFAMILY HOUSING – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	1,000,992

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	10

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	$1,750,000	$1,822,777

TOTAL COLORADO		$12,879,339

CONNECTICUT – 1.9%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,708,090

HIGHER EDUCATION – 0.5%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,440,906

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	802,175

4.00%, 07/01/29	500,000	513,159

4.00%, 07/01/30	600,000	616,614

TOTAL MEDICAL		$1,931,948

TOTAL CONNECTICUT		$6,080,944

DISTRICT OF COLUMBIA – 1.2%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	672,158

5.00%, 10/01/31	875,000	959,633

5.00%, 10/01/32	500,000	546,534

TOTAL GENERAL		$2,178,325

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,573,505

TOTAL DISTRICT OF COLUMBIA		$3,751,830

FLORIDA – 5.0%

AIRPORT – 2.0%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,033,274

Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,173,307

Lee FL Airport Revenue County, FL, Revenue Bonds

5.00%, 10/01/34	1,000,000	1,081,296

5.00%, 10/01/35	2,000,000	2,158,970

TOTAL AIRPORT		$6,446,847

GENERAL OBLIGATIONS – 0.6%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,032,688

Description	Par Value	Value

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	$750,000	$794,531

5.00%, 04/01/30	750,000	789,235

5.00%, 04/01/31	750,000	787,091

5.00%, 04/01/33	750,000	782,738

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,645,285

TOTAL HIGHER EDUCATION		$4,798,880

HOUSING – 0.2%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A), 5.00%, 02/01/26	500,000	508,571

MEDICAL – 0.7%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,178,920

TOTAL FLORIDA		$15,965,906

GEORGIA – 4.8%

GENERAL – 3.7%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,449,869

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,060,360

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 07/01/52	3,000,000	3,035,862

5.00%, 06/01/53	3,000,000	3,188,914

TOTAL GENERAL		$11,735,005

POWER – 0.4%

Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,375,349

TRANSPORTATION – 0.7%

Georgia Ports Authority, GA, Revenue Bonds

4.00%, 07/01/37	1,000,000	1,020,517

4.00%, 07/01/39	1,000,000	1,008,347

TOTAL TRANSPORTATION		$2,028,864

TOTAL GEORGIA		$15,139,218

IDAHO – 1.0%

HIGHER EDUCATION – 1.0%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,043,041

TOTAL IDAHO		$3,043,041

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

ILLINOIS – 6.9%

GENERAL – 2.6%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	$3,360,000	$3,490,276

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,638,361

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,235,136

TOTAL GENERAL		$8,363,773

GENERAL OBLIGATIONS – 3.8%

Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	2,052,497

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,202,134

State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	489,946

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	2,000,000	2,112,091

5.00%, 10/01/33	1,000,000	1,044,399

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,151,506

TOTAL GENERAL OBLIGATIONS		$12,052,573

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,534,431

TOTAL ILLINOIS		$21,950,777

INDIANA – 2.1%

DEVELOPMENT – 2.1%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,622,370

TOTAL INDIANA		$6,622,370

IOWA – 1.0%

EDUCATION – 1.0%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,085,488

TOTAL IOWA		$3,085,488

KENTUCKY – 2.5%

GENERAL – 2.5%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	3,000,000	3,035,027

5.00%, 05/01/55	1,000,000	1,061,214

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,033,147

TOTAL KENTUCKY		$8,129,388

Description	Par Value	Value

MARYLAND – 0.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	$730,000	$767,550

5.00%, 08/01/29	500,000	531,484

5.00%, 08/01/30	515,000	551,427

5.00%, 08/01/31	650,000	698,685

TOTAL MARYLAND		$2,549,146

MASSACHUSETTS – 1.2%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,020,958

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)

5.00%, 07/01/33	1,800,000	1,895,754

4.25%, 07/01/44	1,000,000	965,203

TOTAL STUDENT LOAN		$2,860,957

TOTAL MASSACHUSETTS		$3,881,915

MICHIGAN – 1.7%

AIRPORT – 0.2%

Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD) , 5.00%, 01/01/41	500,000	539,373

SCHOOL DISTRICT – 1.0%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,346,710

4.00%, 05/01/34	1,000,000	1,007,629

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,017,268

TOTAL SCHOOL DISTRICT		$3,371,607

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC, 5.50%, 07/01/29	125,000	129,869

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,460,378

TOTAL WATER		$1,590,247

TOTAL MICHIGAN		$5,501,227

MINNESOTA – 1.6%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,060,259

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	12

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 1.0%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	$3,000,000	$3,045,536

TOTAL MINNESOTA		$5,105,795

NEVADA – 1.3%

GENERAL OBLIGATIONS – 1.3%

Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	1,250,000	1,238,384

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,066,192

TOTAL NEVADA		$4,304,576

NEW JERSEY – 3.0%

GENERAL – 1.7%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	3,000,000	3,169,804

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,812,702

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	538,008

TOTAL GENERAL		$5,520,514

HIGHER EDUCATION – 0.3%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,038,123

STUDENT LOAN – 1.0%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B)

5.00%, 12/01/26	2,000,000	2,059,739

4.00%, 12/01/44	1,000,000	944,342

TOTAL STUDENT LOAN		$3,004,081

TOTAL NEW JERSEY		$9,562,718

NEW YORK – 5.6%

AIRPORT – 1.7%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,019,294

5.00%, 09/15/31	2,500,000	2,592,335

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,866,405

TOTAL AIRPORT		$5,478,034

DEVELOPMENT – 1.1%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	3,000,000	3,446,476

Description	Par Value	Value

GENERAL – 1.4%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	$2,500,000	$2,545,016

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,033,638

TOTAL GENERAL		$4,578,654

GENERAL OBLIGATIONS – 1.1%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,774,357

4.00%, 08/01/37	1,500,000	1,537,101

TOTAL GENERAL OBLIGATIONS		$3,311,458

HIGHER EDUCATION – 0.3%

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,040,740

TOTAL NEW YORK		$17,855,362

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,608,208

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,333,269

TOTAL NORTH CAROLINA		$5,941,477

OHIO – 3.7%

GENERAL OBLIGATIONS – 0.3%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,132,787

HIGHER EDUCATION – 1.0%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,073,244

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	2,002,886

TOTAL HIGHER EDUCATION		$3,076,130

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,196,815

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,259,076

TOTAL MEDICAL		$4,455,891

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

POWER – 1.0%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	$3,000,000	$3,258,567

TOTAL OHIO		$11,923,375

OKLAHOMA – 1.6%

GENERAL – 1.4%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,369,014

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,093,715

TOTAL GENERAL		$4,462,729

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	664,159

TOTAL OKLAHOMA		$5,126,888

OREGON – 0.3%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,112,664

TOTAL OREGON		$1,112,664

PENNSYLVANIA – 7.8%

AIRPORT – 1.4%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,566,122

4.00%, 01/01/38	1,500,000	1,481,405

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,548,740

TOTAL AIRPORT		$4,596,267

GENERAL – 1.0%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,129,665

HIGHER EDUCATION – 1.9%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,047,039

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,170,098

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,042,861

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)

Description	Par Value	Value

5.00%, 11/01/25	$700,000	$704,589

5.00%, 11/01/26	350,000	357,374

5.00%, 11/01/27	600,000	619,367

5.00%, 11/01/28	1,100,000	1,144,028

TOTAL HIGHER EDUCATION		$6,085,356

MEDICAL – 0.9%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,716,187

STUDENT LOAN – 0.2%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	500,000	477,113

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,051,803

TRANSPORTATION – 1.2%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,107,419

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)

5.00%, 12/01/35	500,000	559,567

5.00%, 12/01/36	500,000	558,137

5.00%, 12/01/37	500,000	555,765

TOTAL TRANSPORTATION		$3,780,888

WATER – 0.9%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)

5.00%, 09/01/38	1,250,000	1,396,924

5.00%, 09/01/39	1,000,000	1,107,787

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	389,911

TOTAL WATER		$2,894,622

TOTAL PENNSYLVANIA		$24,731,901

SOUTH CAROLINA – 2.5%

MEDICAL – 0.6%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	1,982,817

TOBACCO SETTLEMENT – 1.9%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	5,280,000	6,057,141

TOTAL SOUTH CAROLINA		$8,039,958

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	14

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TENNESSEE – 0.9%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	$1,100,000	$1,171,888

GENERAL OBLIGATIONS – 0.5%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,547,357

TOTAL TENNESSEE		$2,719,245

TEXAS – 11.6%

AIRPORT – 0.7%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,018,491

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,107,399

TOTAL AIRPORT		$2,125,890

EDUCATION – 0.7%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)

5.00%, 08/15/39	500,000	549,699

5.00%, 08/15/40	500,000	546,262

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,070,585

TOTAL EDUCATION		$2,166,546

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax

4.00%, 08/15/31	1,000,000	1,004,010

4.00%, 08/15/32	1,000,000	1,002,312

TOTAL GENERAL		$2,006,322

GENERAL OBLIGATIONS – 3.5%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 02/15/40	1,250,000	1,353,973

5.00%, 02/15/41	1,000,000	1,078,302

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/25	100,000	100,190

4.00%, 04/01/26	100,000	100,822

4.00%, 04/01/27	100,000	101,709

4.00%, 04/01/28	535,000	547,126

4.00%, 04/01/29	100,000	102,526

4.00%, 04/01/30	100,000	102,730

4.00%, 04/01/31	350,000	359,521

4.00%, 04/01/32	100,000	102,041

4.00%, 04/01/33	495,000	501,589

4.00%, 04/01/34	100,000	100,843

4.00%, 04/01/35	100,000	100,573

4.00%, 04/01/36	380,000	380,614

Description	Par Value	Value

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	$2,125,000	$2,203,330

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,978,590

TOTAL GENERAL OBLIGATIONS		$11,214,479

MEDICAL – 0.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,558,568

SCHOOL DISTRICT – 2.0%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,022,322

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,948,377

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,434,339

TOTAL SCHOOL DISTRICT		$6,405,038

STUDENT LOAN – 0.7%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	2,295,000	2,372,567

TRANSPORTATION – 2.4%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,537,234

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C), 5.00%, 08/15/38	3,000,000	3,309,214

Harris TX Toll Road Revenue County, TX, Revenue Bonds, (First Lien), (Series A), 4.00%, 08/15/54	3,000,000	2,840,489

TOTAL TRANSPORTATION		$7,686,937

WATER – 0.5%

Texas Water Development Board, TX, Revenue Bonds, Water Utility Improvements, (Series A), 4.13%, 10/15/47	1,500,000	1,488,010

TOTAL TEXAS		$37,024,357

UTAH – 4.3%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,119,143

5.00%, 07/01/33	2,500,000	2,592,226

TOTAL AIRPORT		$5,711,369

MEDICAL – 2.5%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,850,000	2,874,779

5.13%, 02/15/33	5,145,000	5,181,658

TOTAL MEDICAL		$8,056,437

TOTAL UTAH		$13,767,806

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WASHINGTON – 5.0%

GENERAL – 1.6%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	$5,220,000	$5,256,258

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,792,119

POWER – 1.1%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,398,121

SCHOOL DISTRICT – 1.0%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,122,627

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,210,278

TOTAL WASHINGTON		$15,779,403

WISCONSIN – 0.9%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

Description	Par Value	Value

4.00%, 01/01/32	$500,000	$506,031

4.00%, 01/01/33	500,000	504,552

TOTAL MEDICAL		$1,010,583

POWER – 0.6%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,746,908

TOTAL WISCONSIN		$2,757,491

TOTAL MUNICIPAL BONDS (Cost $307,321,055)		$296,934,718

	Number of Shares

MONEY MARKET FUND – 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	973,344	973,344

TOTAL MONEY MARKET FUND (Cost $973,344)		$973,344

TOTAL INVESTMENTS – 98.9%
(Cost $325,071,556)		$314,885,231

OTHER ASSETS LESS LIABILITIES – 1.1%		3,376,753

TOTAL NET ASSETS – 100.0%		$318,261,984

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$16,977,169	$—	$—	$16,977,169

Municipal Bonds	—	296,934,718	—	296,934,718

Money Market Fund	973,344	—	—	973,344

Total	$17,950,513	$296,934,718	$—	$314,885,231

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CNTY GTD	County Guarantee Program

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	16

Wilmington Municipal Bond Fund (concluded)

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

MORAL OBLG	Moral Obligation Bond

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Permanent School Fund Guarantee Program

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

17

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2024 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.5%

NEW YORK – 98.5%

AIRPORT – 5.6%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	$1,000,000	$1,079,854

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,063,271

TOTAL AIRPORT		$2,143,125

DEVELOPMENT – 4.8%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	561,324

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,257,963

TOTAL DEVELOPMENT		$1,819,287

EDUCATION – 8.7%

Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	932,934

New York State Dormitory Authority, NY, Revenue Bonds, (AGM St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,140,880

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,250,107

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,404

TOTAL EDUCATION		$3,329,325

GENERAL – 23.5%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,223,165

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	632,488

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,659,609

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	880,710

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	816,991

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	666,794

Description	Par Value	Value

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	$2,000,000	$2,060,045

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,021,062

TOTAL GENERAL		$8,960,864

GENERAL OBLIGATIONS – 13.1%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	525,206

New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A)

5.00%, 08/01/29	250,000	273,400

5.00%, 08/01/31	250,000	279,470

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,102,329

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	665,152

Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	506,631

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	566,114

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,099,490

TOTAL GENERAL OBLIGATIONS		$5,017,792

HIGHER EDUCATION – 16.7%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,222,608

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,076,980

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	793,095

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,103,399

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,295,000	1,349,601

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	835,094

TOTAL HIGHER EDUCATION		$6,380,777

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	18

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 5.9%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	$1,000,000	$1,066,188

New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A)

4.00%, 05/01/38	500,000	509,566

4.00%, 05/01/54	500,000	467,966

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Nyu Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	201,722

TOTAL MEDICAL		$2,245,442

POWER – 2.8%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,075,826

SCHOOL DISTRICT – 4.1%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	517,030

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,063,342

TOTAL SCHOOL DISTRICT		$1,580,372

TRANSPORTATION – 6.8%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,616,472

New York State Thruway Authority, NY, Current Refunding Revenue Bonds, (Series P), 4.00%, 01/01/45	1,000,000	972,837

TOTAL TRANSPORTATION		$2,589,309

Description	Par Value	Value

UTILITIES – 2.2%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/34	$750,000	$827,001

WATER – 4.3%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	807,603

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	845,888

TOTAL WATER		$1,653,491

TOTAL NEW YORK		$37,622,611

TOTAL MUNICIPAL BONDS (Cost $38,857,800)		$37,622,611

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%^	79,792	79,792

TOTAL MONEY MARKET FUND (Cost $79,792)		$79,792

TOTAL INVESTMENTS – 98.7% (Cost $38,937,592)		$37,702,403

OTHER ASSETS LESS LIABILITIES – 1.3%		499,765

TOTAL NET ASSETS – 100.0%		$38,202,168

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$37,622,611	$—	$37,622,611

Money Market Fund	79,792	—	—	79,792

Total	$79,792	$37,622,611	$—	$37,702,403

^	7-Day net yield.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments: AGM Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	20

October 31, 2024 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$679,466,884		$325,071,556		$38,937,592

Investments in securities, at value	$629,926,449	(a)	$314,885,231		$37,702,403
Income receivable	4,930,551		3,981,739		475,445
Foreign tax reclaim receivable	667		—		—
Due from advisor	—		—		7,199
Receivable for shares sold	1,596,268		298,854		2,008
Receivable for investments sold	1,270,637		—		1,018,887
Prepaid assets	38,006		32,704		15,688

TOTAL ASSETS	637,762,578		319,198,528		39,221,630

LIABILITIES:
Collateral for securities on loan	13,169,250		—		—
Payable for investments purchased	3,070,219		88,352		931,872
Income distribution payable	1,029,885		530,624		14,259
Payable for shares redeemed	652,434		136,742		8,427
Payable for Trustees’ fees	3,571		3,640		3,640
Payable for administration fees	15,107		7,864		981
Payable for distribution services fees	374		3,149		889
Payable for shareholder services fees	150		—		—
Payable for investment advisory fees	167,010		85,188		—
Other accrued expenses	95,076		80,985		59,394

TOTAL LIABILITIES	18,203,076		936,544		1,019,462

NET ASSETS	$619,559,502		$318,261,984		$38,202,168

NET ASSETS CONSIST OF:

Paid-in capital	$677,721,673		$336,421,424		$40,860,713
Distributable earnings (loss)	(58,162,171)		(18,159,440)		(2,658,545)

TOTAL NET ASSETS	$619,559,502		$318,261,984		$38,202,168

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$1,739,011		$13,912,567		$4,123,431

Shares outstanding (unlimited shares authorized)	196,171		1,134,734		421,201

Net Asset Value per share	$8.86		$12.26		$9.79

Offering Price per share*	$9.28	**	$12.84	**	$10.25	**

Class I
Net Assets	$617,820,491		$304,349,417		$34,078,737

Shares outstanding (unlimited shares authorized)	70,893,861		24,813,021		3,478,825

Net Asset Value and Offering Price per share	$8.71		$12.27		$9.80

(a)	Including $12,613,600 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

21	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2024 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$211,737	$450,603	$21,033
Interest	11,747,887	4,413,172	539,839
Securities lending income, net	19,671	—	—

TOTAL INVESTMENT INCOME	11,979,295	4,863,775	560,872

EXPENSES:
Investment advisory fees	1,395,446	729,936	88,992
Administration fees	88,737	46,418	5,659
Portfolio accounting and administration fees	83,539	50,735	16,471
Custodian fees	9,456	3,718	398
Transfer and dividend disbursing agent fees and expenses	8,277	8,026	1,383
Trustees’ fees	38,380	38,347	38,347
Professional fees	60,939	57,771	56,446
Distribution services fee—Class A	2,315	18,750	5,585
Shareholder services fee—Class A	2,315	18,750	5,585
Share registration costs	17,993	17,891	7,784
Printing and postage	9,101	6,806	5,161
Miscellaneous	31,340	23,437	13,995

TOTAL EXPENSES	1,747,838	1,020,585	245,806

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(409,781)	(220,708)	(123,891)
Waiver of shareholder services fee—Class A	(1,389)	(18,750)	(5,585)

TOTAL WAIVERS AND REIMBURSEMENTS	(411,170)	(239,458)	(129,476)

Net expenses	1,336,668	781,127	116,330

Net investment income	10,642,627	4,082,648	444,542

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(1,901,057)	(331,473)	(315,887)
Net change in unrealized appreciation (depreciation) on investments	21,273,819	3,004,414	513,771

Net realized and unrealized gain (loss)	19,372,762	2,672,941	197,884

Change in net assets resulting from operations	$30,015,389	$6,755,589	$642,426

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	22

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$10,642,627	$17,579,282	$4,082,648	$7,783,615
Net realized gain (loss)	(1,901,057)	(2,523,943)	(331,473)	(2,310,318)
Net change in unrealized appreciation (depreciation)	21,273,819	(21,110,292)	3,004,414	(505,555)

Change in net assets resulting from operations	30,015,389	(6,054,953)	6,755,589	4,967,742

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(28,754)	(54,551)	(170,811)	(333,396)
Class I	(10,691,823)	(17,796,340)	(3,911,970)	(7,450,225)

Total distributions to shareholders	(10,720,577)	(17,850,891)	(4,082,781)	(7,783,621)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	10,412	13,466	214,790	120,565
Class I	62,762,657	130,977,839	24,388,995	81,437,324
Distributions reinvested
Class A	27,687	51,931	146,291	281,011
Class I	4,635,260	8,094,941	801,218	1,489,172
Cost of shares redeemed
Class A	(159,893)	(202,286)	(1,363,064)	(2,202,749)
Class I	(48,327,660)	(85,819,233)	(23,724,606)	(102,733,901)

Change in net assets resulting from share transactions	18,948,463	53,116,658	463,624	(21,608,578)

Change in net assets	38,243,275	29,210,814	3,136,432	(24,424,457)

NET ASSETS:
Beginning of period	581,316,227	552,105,413	315,125,552	339,550,009

End of period	$619,559,502	$581,316,227	$318,261,984	$315,125,552

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,197	1,532	17,415	9,808
Class I	7,223,407	15,306,672	1,984,911	6,706,119
Distributions reinvested
Class A	3,115	5,957	11,923	23,177
Class I	530,482	944,555	65,273	122,751
Shares redeemed
Class A	(17,686)	(23,135)	(111,000)	(183,516)
Class I	(5,560,873)	(9,984,221)	(1,928,752)	(8,477,952)

Net change resulting from share transactions	2,179,642	6,251,360	39,770	(1,799,613)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

23	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$444,542	$865,171
Net realized gain (loss)	(315,887)	(817,609)
Net change in unrealized appreciation (depreciation)	513,771	365,622

Change in net assets resulting from operations	642,426	413,184

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(45,213)	(89,825)
Class I	(399,367)	(775,417)

Total distributions to shareholders	(444,580)	(865,242)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,757	3,482
Class I	1,126,177	2,743,903
Distributions reinvested
Class A	41,738	81,846
Class I	320,068	603,091
Cost of shares redeemed
Class A	(535,712)	(664,946)
Class I	(2,104,094)	(8,792,523)

Change in net assets resulting from share transactions	(1,150,066)	(6,025,147)

Change in net assets	(952,220)	(6,477,205)

NET ASSETS:
Beginning of period	39,154,388	45,631,593

End of period	$38,202,168	$39,154,388

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	179	357
Class I	114,965	280,573
Distributions reinvested
Class A	4,254	8,418
Class I	32,592	61,992
Shares redeemed
Class A	(54,263)	(67,975)
Class I	(214,064)	(906,631)

Net change resulting from share transactions	(116,337)	(623,266)

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	24

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 8.58		$ 8.96	$ 9.23	$10.25	$10.39	$ 9.71
Income (Loss) From Operations:
Net Investment Income(a)	0.14		0.25	0.19	0.15	0.15	0.21
Net Realized and Unrealized Gain (Loss)	0.28		(0.38)	(0.26)	(0.99)	(0.10)	0.69

Total Income (Loss) From Operations	0.42		(0.13)	(0.07)	(0.84)	0.05	0.90

Less Distributions From:
Net Investment Income	(0.14)		(0.25)	(0.20)	(0.18)	(0.18)	(0.22)
Net Realized Gains	—		—	—	—	(0.01)	—

Total Distributions	(0.14)		(0.25)	(0.20)	(0.18)	(0.19)	(0.22)

Net Asset Value, End of Period	$ 8.86		$ 8.58	$ 8.96	$ 9.23	$10.25	$10.39

Total Return(b)	4.89%		(1.46)%	(0.71)%	(8.37)%	0.51%	9.35%
Net Assets, End of Period (000’s)	$1,739		$1,798	$2,018	$2,691	$2,234	$3,242
Ratios to Average Net Assets
Gross Expense(c)	1.06	%(d)	1.06%	1.07%	1.06%	1.06%	1.07%
Net Expense(c),(e)	0.78	%(d)	0.77%	0.77%	0.77%	0.81%	0.83%
Net Investment Income	3.08	%(d)	2.81%	2.16%	1.45%	1.46%	2.06%
Portfolio Turnover Rate	9%		18%	24%	26%	34%	46%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 8.44		$ 8.81	$ 9.08	$ 10.08	$ 10.22	$ 9.55
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.27	0.22	0.18	0.18	0.24
Net Realized and Unrealized Gain (Loss)	0.28		(0.37)	(0.26)	(0.97)	(0.09)	0.68

Total Income (Loss) From Operations	0.43		(0.10)	(0.04)	(0.79)	0.09	0.92

Less Distributions From:
Net Investment Income	(0.16)		(0.27)	(0.23)	(0.21)	(0.22)	(0.25)
Net Realized Gains	—		—	—	—	(0.01)	—

Total Distributions	(0.16)		(0.27)	(0.23)	(0.21)	(0.23)	(0.25)

Net Asset Value, End of Period	$ 8.71		$ 8.44	$ 8.81	$ 9.08	$ 10.08	$ 10.22

Total Return(b)	5.01%		(1.09)%	(0.42)%	(8.02)%	0.83%	9.74%
Net Assets, End of Period (000’s)	$617,820		$579,518	$550,087	$570,825	$623,556	$535,825
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%	0.57%	0.56%	0.75%	0.82%
Net Expense(c),(e)	0.43	%(d)	0.43%	0.43%	0.43%	0.47%	0.49%
Net Investment Income	3.43	%(d)	3.15%	2.51%	1.79%	1.79%	2.40%
Portfolio Turnover Rate	9%		18%	24%	26%	34%	46%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

25	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 12.16		$ 12.25	$ 12.12	$ 13.41	$ 12.72	$ 13.22
Income (Loss) From Operations:
Net Investment Income(a)	0.14		0.26	0.22	0.19	0.20	0.25
Net Realized and Unrealized Gain (Loss)	0.10		(0.09)	0.13	(1.25)	0.70	(0.28)

Total Income (Loss) From Operations	0.24		0.17	0.35	(1.06)	0.90	(0.03)

Less Distributions From:
Net Investment Income	(0.14)		(0.26)	(0.22)	(0.19)	(0.21)	(0.25)
Net Realized Gains	—		—	—	(0.04)	—	(0.22)

Total Distributions	(0.14)		(0.26)	(0.22)	(0.23)	(0.21)	(0.47)

Net Asset Value, End of Period	$ 12.26		$ 12.16	$ 12.25	$ 12.12	$ 13.41	$ 12.72

Total Return(b)	1.99%		1.42%	2.92%	(8.08)%	7.05%	(0.36)%
Net Assets, End of Period (000’s)	$13,913		$14,790	$16,745	$17,942	$23,716	$24,052
Ratios to Average Net Assets
Gross Expense(c)	1.11	%(d)	1.10%	1.11%	1.08%	1.10%	1.09%
Net Expense(c),(e)	0.72	%(d)	0.73%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	2.28	%(d)	2.15%	1.81%	1.42%	1.53%	1.90%
Portfolio Turnover Rate	9%		19%	28%	23%	24%	81%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$12.16		$12.26	$12.13	$13.42	$12.73	$13.23
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.29	0.25	0.22	0.24	0.29
Net Realized and Unrealized Gain (Loss)	0.11		(0.10)	0.13	(1.25)	0.69	(0.28)

Total Income (Loss) From Operations	0.27		0.19	0.38	(1.03)	0.93	0.01

Less Distributions From:
Net Investment Income	(0.16)		(0.29)	(0.25)	(0.22)	(0.24)	(0.29)
Net Realized Gains	—		—	—	(0.04)	—	(0.22)

Total Distributions	(0.16)		(0.29)	(0.25)	(0.26)	(0.24)	(0.51)

Net Asset Value, End of Period	$12.27		$12.16	$12.26	$12.13	$13.42	$12.73

Total Return(b)	2.20%		1.60%	3.18%	(7.83)%	7.32%	(0.10)%
Net Assets, End of Period (000’s)	$304,349		$300,336	$322,805	$303,707	$338,952	$316,617
Ratios to Average Net Assets
Gross Expense(c)	0.61	%(d)	0.60%	0.61%	0.59%	0.79%	0.84%
Net Expense(c),(e)	0.47	%(d)	0.48%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	2.53	%(d)	2.40%	2.06%	1.67%	1.78%	2.14%
Portfolio Turnover Rate	9%		19%	28%	23%	24%	81%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	26

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$ 9.74		$ 9.83	$ 9.71	$10.69	$10.20	$10.43
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.18	0.15	0.13	0.14	0.15
Net Realized and Unrealized Gain (Loss)	0.05		(0.09)	0.12	(0.95)	0.51	(0.16)

Total Income (Loss) From Operations	0.15		0.09	0.27	(0.82)	0.65	(0.01)

Less Distributions From:
Net Investment Income	(0.10)		(0.18)	(0.15)	(0.13)	(0.14)	(0.15)
Net Realized Gains	—		—	—	(0.03)	(0.02)	(0.07)

Total Distributions	(0.10)		(0.18)	(0.15)	(0.16)	(0.16)	(0.22)

Net Asset Value, End of Period	$ 9.79		$ 9.74	$ 9.83	$ 9.71	$10.69	$10.20

Total Return(b)	1.55%		0.90%	2.79%	(7.74)%	6.38%	(0.12)%
Net Assets, End of Period (000’s)	$4,123		$4,589	$5,212	$5,536	$6,789	$7,251
Ratios to Average Net Assets
Gross Expense(c)	1.68	%(d)	1.57%	1.53%	1.37%	1.34%	1.34%
Net Expense(c),(e)	0.81	%(d)	0.81%	0.82%	0.82%	0.82%	0.82%
Net Investment Income	2.02	%(d)	1.81%	1.52%	1.24%	1.31%	1.43%
Portfolio Turnover Rate	18%		29%	6%	7%	14%	60%

CLASS I	Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020

Net Asset Value, Beginning of Period	$9.75		$9.84	$9.72	$10.70	$10.20	$10.43
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.20	0.17	0.16	0.16	0.18
Net Realized and Unrealized Gain (Loss)	0.05		(0.09)	0.12	(0.95)	0.53	(0.16)

Total Income (Loss) From Operations	0.16		0.11	0.29	(0.79)	0.69	0.02

Less Distributions From:
Net Investment Income	(0.11)		(0.20)	(0.17)	(0.16)	(0.17)	(0.18)
Net Realized Gains	—		—	—	(0.03)	(0.02)	(0.07)

Total Distributions	(0.11)		(0.20)	(0.17)	(0.19)	(0.19)	(0.25)

Net Asset Value, End of Period	$9.80		$9.75	$9.84	$9.72	$10.70	$10.20

Total Return(b)	1.67%		1.15%	3.04%	(7.50)%	6.74%	0.13%
Net Assets, End of Period (000’s)	$34,079		$34,565	$40,420	$47,950	$59,887	$54,979
Ratios to Average Net Assets
Gross Expense(c)	1.19	%(d)	1.07%	1.03%	0.87%	1.03%	1.09%
Net Expense(c),(e)	0.56	%(d)	0.56%	0.57%	0.57%	0.57%	0.57%
Net Investment Income	2.28	%(d)	2.06%	1.77%	1.49%	1.55%	1.68%
Portfolio Turnover Rate	18%		29%	6%	7%	14%	60%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

27	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2024 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	28

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2024, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of Montreal	$2,436,311	$2,436,311	$—	$—
Citigroup Global Markets Ltd.	2,436,311	2,436,311	—	—
Daiwa Capital Markets America, Inc.	987,695	987,695	—	—
Deutsche Bank Securities, Inc.	2,436,311	2,436,311	—	—
HSBC Securities USA, Inc.	2,436,311	2,436,311	—	—
Nomura Securities International, Inc.	2,436,311	2,436,311	—	—

	$13,169,250	$13,169,250	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

29	NOTES TO FINANCIAL STATEMENTS (continued)

Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2024, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund	$12,613,600	$12,613,600	$—

(1)	Collateral with a value of $13,169,250 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2024.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$679,466,889	$2,783,989	$(52,324,429)	$(49,540,440)
Municipal Bond Fund	325,104,595	1,362,277	(11,581,641)	(10,219,364)
New York Municipal Bond Fund	38,937,592	50,700	(1,285,889)	(1,235,189)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2024, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Broad Market Bond Fund	$(2,029,235)	$(4,815,479)	$(6,844,714)

Municipal Bond Fund	(1,239,101)	(6,358,556)	(7,597,657)
New York Municipal Bond Fund	(91,419)	(1,015,737)	(1,107,156)

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	30

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2025 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund	0.72%	0.47%
New York Municipal Bond Fund	0.81%	0.56%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2024, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

31	NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2024, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Broad Market Bond Fund	$ 36
Municipal Bond Fund	2,552
New York Municipal Bond Fund	30

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2024, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges

Municipal Bond Fund	$23
New York Municipal Bond Fund	22

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2024, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$14

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2024 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$38,618,394	$42,353,578
Municipal Bond Fund	34,204,998	28,122,475
New York Municipal Bond Fund	6,715,964	7,388,573

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2024 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$59,361,901	$13,830,231

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	32

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 28, 2024. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the statement of operations. The LOC expires on March 26, 2025.

The Funds did not utilize the LOC during the six months ended October 31, 2024.

9.	NEW REGULATORY PRONOUNCEMENTS

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed with the SEC on or after July 24, 2024.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

33

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End

Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 23-24, 2024 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 19, 2024 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; and potential fall-out benefits to the Sub-Adviser; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	34

from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three-, and five-year periods ended June 30, 2024.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2024. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation to investment grade tax-exempt municipal securities, and lower allocation relative to peers to high yield municipal securities.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2024. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation to investment grade tax-exempt municipal securities, while the Fund’s peers invest relatively more in high-yield municipal securities and non-New York municipal securities that outperformed relative to the Fund’s holdings.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

35

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 21, 2024

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2024 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

36

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 21, 2024. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2024 (unaudited)

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-SAR-FI-1024

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent registered public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 3, 2025

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date January 3, 2025

* Print the name and title of each signing officer under his or her signature.